UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments (unaudited)

As of January 31, 2019

	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.1%)
Vanguard Windsor II Fund Investor Shares	88,169,326	2,963,371
Vanguard Windsor Fund Investor Shares	81,038,992	1,611,866
Vanguard Morgan Growth Fund Investor Shares	44,575,899	1,271,750
Vanguard US Growth Fund Investor Shares	34,574,883	1,270,281
Vanguard PRIMECAP Fund Investor Shares	10,001,599	1,261,902
Vanguard Explorer Fund Investor Shares	8,596,950	800,462
		9,179,632
International Stock Funds (18.9%)
Vanguard International Growth Fund Investor Shares	73,404,208	1,982,647
Vanguard International Value Fund	57,322,724	1,966,743
		3,949,390
U.S. Bond Funds (37.0%)
Vanguard Long-Term Investment Grade Fund Investor Shares	265,732,155	2,601,518
Vanguard GNMA Fund Investor Shares	248,052,479	2,554,940
Vanguard Short-Term Investment Grade Fund Investor Shares	242,576,919	2,547,058
		7,703,516
Total Investment Companies (Cost $14,830,734)		20,832,538
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.572% (Cost $407)	4,068	407
Total Investments (100.0%) (Cost $14,831,141)		20,832,945
Other Assets and Liabilities-Net (0.0%)		(10)
Net Assets (100%)		20,832,935

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At January 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

STAR Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2019 Market Value ($000)
Vanguard Market Liquidity Fund	1	NA1	NA1	—	—	5	—	407
Vanguard Explorer Fund	786,050	113,116	38,527	45	(60,222)	2,201	68,315	800,462
Vanguard GNMA Fund	2,604,411	116,401	229,263	(6,471)	69,862	19,453	—	2,554,940
Vanguard International Growth Fund	1,938,719	94,581	22,749	(1,631)	(26,273)	28,357	—	1,982,647
Vanguard International Value Fund	1,933,873	115,413	5,937	(54)	(76,552)	50,848	57,164	1,966,743
Vanguard Long-Term Investment-Grade Fund	2,588,373	130,540	239,395	(9,397)	131,397	28,040	—	2,601,518
Vanguard Morgan Growth Fund	1,256,033	187,130	79,464	248	(92,197)	7,983	106,648	1,271,750
Vanguard PRIMECAP Fund	1,261,409	139,914	62,741	8,514	(85,194)	13,730	76,983	1,261,902
Vanguard Short-Term Investment-Grade Fund	2,603,243	98,883	176,758	(2,311)	24,001	18,683	65,254	2,547,058
Vanguard U.S. Growth Fund	1,259,640	170,816	88,800	1,368	(72,743)	4,201	98,515	1,270,281
Vanguard Windsor Fund	1,609,089	236,347	95,381	—	(138,189)	18,314	142,633	1,611,866
Vanguard Windsor II Fund	2,958,651	396,097	111,272	754	(280,859)	37,067	218,280	2,963,371
Total	20,799,492	1,799,238	1,150,287	(8,935)	(606,969)	228,882	833,792	20,832,945

1                        Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Total International Stock Index Fund

Schedule of Investments (unaudited)

As of January 31, 2019

	Shares	Market Value ($000)
Common Stocks (98.8%)[1]
Argentina (0.0%)
Ternium Argentina SA	390	—

Australia (4.7%)
Commonwealth Bank of Australia	26,889,865	1,370,130
BHP Group Ltd.	49,043,044	1,252,217
CSL Ltd.	6,904,764	981,820
Westpac Banking Corp.	52,277,910	934,315
Australia & New Zealand Banking Group Ltd.	44,283,420	806,132
National Australia Bank Ltd.	41,542,821	721,379
Woolworths Group Ltd.	20,036,554	428,143
Wesfarmers Ltd.	17,294,748	405,712
Macquarie Group Ltd.	4,694,789	399,283
Transurban Group	40,703,818	360,973
Rio Tinto Ltd.	5,669,269	360,486
Woodside Petroleum Ltd.	14,254,180	356,547
Goodman Group	26,897,457	228,923
Scentre Group	77,948,025	225,760
Newcrest Mining Ltd.	11,697,403	208,107
South32 Ltd.	78,574,792	201,055
Brambles Ltd.	24,309,273	188,615
Suncorp Group Ltd.	19,847,798	187,715
Insurance Australia Group Ltd.	35,356,863	182,677
Amcor Ltd.	17,750,129	176,237
Aristocrat Leisure Ltd.	9,760,357	175,547
QBE Insurance Group Ltd.	20,301,352	158,870
* Coles Group Ltd.	17,300,596	157,324
AGL Energy Ltd.	9,997,893	156,215
Telstra Corp. Ltd.	63,682,085	144,383
* Origin Energy Ltd.	26,854,168	140,303
ASX Ltd.	2,956,849	137,292
Dexus	15,622,783	130,812
Santos Ltd.	27,068,631	127,716
Treasury Wine Estates Ltd.	11,005,806	123,860
Cochlear Ltd.	854,427	120,753
APA Group	18,024,224	120,489
GPT Group	27,707,540	117,157
Sonic Healthcare Ltd.	6,928,758	116,221
Oil Search Ltd.	20,367,709	115,968
Stockland	37,502,956	103,371
Fortescue Metals Group Ltd.	24,609,393	101,660
Mirvac Group	56,825,077	99,636
Tabcorp Holdings Ltd.	28,876,299	97,861
Computershare Ltd.	7,363,240	95,388
Aurizon Holdings Ltd.	29,314,194	93,935
Vicinity Centres	49,021,821	93,331
Ramsay Health Care Ltd.	1,960,333	80,963
Medibank Pvt Ltd.	42,252,620	80,552
Sydney Airport	16,832,306	80,346
Caltex Australia Ltd.	4,013,183	78,441

	LendLease Group	8,656,614	77,099
	James Hardie Industries plc	6,742,879	75,104
	BlueScope Steel Ltd.	8,203,509	74,951
	AMP Ltd.	44,674,757	73,659
	Orica Ltd.	5,818,182	72,632
	Alumina Ltd.	38,373,443	68,246
	SEEK Ltd.	5,327,311	66,046
	Boral Ltd.	17,938,284	64,896
	Northern Star Resources Ltd.	9,454,351	60,432
	Incitec Pivot Ltd.	24,867,764	60,021
	Bendigo & Adelaide Bank Ltd.	7,580,027	59,564
	WorleyParsons Ltd.	5,211,844	52,795
	Atlas Arteria Ltd.	10,450,495	50,637
	CIMIC Group Ltd.	1,495,950	48,769
	Downer EDI Ltd.	9,303,487	48,391
	Coca-Cola Amatil Ltd.	7,834,973	47,852
	Bank of Queensland Ltd.	6,454,320	47,819
	Crown Resorts Ltd.	5,477,316	47,730
	Evolution Mining Ltd.	15,927,429	46,497
	Challenger Ltd.	8,701,914	45,928
	Healthscope Ltd.	26,524,819	45,568
	Charter Hall Group	7,415,648	44,457
*	Xero Ltd.	1,388,090	44,224
	Orora Ltd.	18,731,948	43,165
	REA Group Ltd.	774,146	42,785
	Magellan Financial Group Ltd.	2,024,336	42,173
	Star Entertainment Grp Ltd.	12,823,380	41,493
	Iluka Resources Ltd.	6,505,264	41,358
	Link Administration Holdings Ltd.	7,871,161	41,013
	ALS Ltd.	7,523,370	39,839
	Qantas Airways Ltd.	9,836,847	38,999
	Reliance Worldwide Corp. Ltd.	10,911,361	38,187
	Whitehaven Coal Ltd.	10,543,853	38,154
	Qube Holdings Ltd.	19,306,953	37,829
	Beach Energy Ltd.	27,017,287	35,541
	Ansell Ltd.	2,051,867	35,034
	OZ Minerals Ltd.	4,854,422	34,590
	AusNet Services	28,075,719	33,737
	DuluxGroup Ltd.	6,265,931	31,246
	Domino’s Pizza Enterprises Ltd.	922,284	30,588
	carsales.com Ltd.	3,294,018	30,293
	Altium Ltd.	1,657,485	30,288
*,^	Afterpay Touch Group Ltd.	2,568,555	30,007
	St. Barbara Ltd.	7,918,060	28,873
*	Saracen Mineral Holdings Ltd.	11,700,513	28,721
^	JB Hi-Fi Ltd.	1,750,121	28,517
	TPG Telecom Ltd.	5,553,191	28,205
	Cleanaway Waste Management Ltd.	20,842,398	27,435
	nib holdings Ltd.	7,041,262	27,407
	Regis Resources Ltd.	7,180,885	27,176
	Flight Centre Travel Group Ltd.	859,203	26,962
	Washington H Soul Pattinson & Co. Ltd.	1,388,247	26,626
*	NEXTDC Ltd.	5,187,688	25,961
	Metcash Ltd.	13,901,575	25,087
	Mineral Resources Ltd.	2,147,881	24,839
	Shopping Centres Australasia Property Group	13,404,373	24,324
	Independence Group NL	7,544,268	24,134

	GrainCorp Ltd. Class A	3,483,301	24,059
	Nine Entertainment Co. Holdings Ltd.	22,133,733	23,498
	Pendal Group Ltd.	4,293,056	23,495
	Seven Group Holdings Ltd.	2,032,889	23,445
	Steadfast Group Ltd.	12,182,116	23,442
	Adelaide Brighton Ltd.	7,129,626	23,276
*	Vocus Group Ltd.	9,232,047	22,697
*,2	Viva Energy Group Ltd.	16,455,236	22,086
^	Harvey Norman Holdings Ltd.	8,849,471	21,732
	Corporate Travel Management Ltd.	1,253,415	21,467
	Nufarm Ltd.	4,630,547	21,050
	Cromwell Property Group	26,407,385	20,379
	Bapcor Ltd.	4,450,219	20,022
	BWP Trust	7,444,538	19,741
^	IOOF Holdings Ltd.	5,362,372	19,670
^	Blackmores Ltd.	206,845	19,409
*	Healius Ltd.	8,990,236	19,080
	Costa Group Holdings Ltd.	4,674,773	18,891
	Sims Metal Management Ltd.	2,473,256	18,724
	Navitas Ltd.	4,569,405	18,688
	IRESS Ltd.	2,095,282	17,930
	Appen Ltd.	1,520,051	17,790
	WiseTech Global Ltd.	1,170,593	17,461
	Webjet Ltd.	1,945,889	16,986
	Charter Hall Retail REIT	5,104,066	16,913
2	MYOB Group Ltd.	6,710,761	16,563
	IDP Education Ltd.	1,974,687	16,326
	G8 Education Ltd.	7,072,846	16,323
	CSR Ltd.	7,667,314	16,320
	Perpetual Ltd.	684,717	16,308
	Breville Group Ltd.	1,955,938	15,647
^	InvoCare Ltd.	1,745,587	15,503
	Monadelphous Group Ltd.	1,380,231	14,830
	Abacus Property Group	5,160,708	13,843
*	Mayne Pharma Group Ltd.	22,556,779	13,247
	Charter Hall Long Wale REIT	4,113,663	13,076
	National Storage REIT	9,723,822	12,699
	Premier Investments Ltd.	1,250,077	12,590
*	Lynas Corp. Ltd.	10,059,123	12,295
	ARB Corp. Ltd.	1,067,848	12,175
^	Platinum Asset Management Ltd.	3,672,972	12,083
^	Bega Cheese Ltd.	3,224,521	11,934
	Sandfire Resources NL	2,304,043	11,754
	Technology One Ltd.	2,272,395	11,551
	Super Retail Group Ltd.	2,173,764	11,530
*,^	Pilbara Minerals Ltd.	23,879,579	11,377
	Viva Energy REIT	6,726,398	11,062
	Brickworks Ltd.	910,600	10,931
	GUD Holdings Ltd.	1,323,583	10,809
	SmartGroup Corp. Ltd.	1,330,959	10,161
	Growthpoint Properties Australia Ltd.	3,652,441	10,145
	McMillan Shakespeare Ltd.	882,485	9,863
^	Inghams Group Ltd.	2,903,311	9,720
	Bingo Industries Ltd.	6,205,958	9,454
	Ausdrill Ltd.	10,111,409	9,294
	Southern Cross Media Group Ltd.	11,975,304	9,160
*,^	Nanosonics Ltd.	3,670,972	8,956

^	Credit Corp. Group Ltd.	557,524	8,933
	IPH Ltd.	2,229,023	8,885
*,^	Galaxy Resources Ltd.	6,056,128	8,865
	Aventus Retail Property Fund Ltd.	5,688,329	8,771
	Pact Group Holdings Ltd.	3,051,436	8,422
	oOh!media Ltd.	3,179,142	8,297
	Tassal Group Ltd.	2,568,367	8,154
	Elders Ltd.	1,777,063	8,117
*	Emeco Holdings Ltd.	4,899,834	8,091
*,^	Orocobre Ltd.	3,240,566	7,926
	Eclipx Group Ltd.	4,794,028	7,797
	GWA Group Ltd.	3,820,038	7,768
	NRW Holdings Ltd.	5,525,289	7,723
*	Gold Road Resources Ltd.	13,650,462	7,653
	Arena REIT	3,802,994	7,432
	Aveo Group	6,295,939	7,431
	Rural Funds Group	4,548,182	7,353
	Charter Hall Education Trust	3,232,967	7,333
	Collins Foods Ltd.	1,553,595	7,113
	SpeedCast International Ltd.	3,356,176	7,112
	Resolute Mining Ltd.	8,608,227	7,088
*	Ardent Leisure Group Ltd.	6,943,738	6,839
*,^	Bellamy’s Australia Ltd.	1,076,501	6,830
	Ingenia Communities Group	3,040,660	6,796
	Western Areas Ltd.	3,852,408	6,615
	Domain Holdings Australia Ltd.	3,651,421	6,410
^	Netwealth Group Ltd.	1,203,654	6,304
	Sigma Healthcare Ltd.	15,838,341	6,223
	Centuria Industrial REIT	2,977,806	5,990
*	Dacian Gold Ltd.	3,146,970	5,950
	Estia Health Ltd.	3,460,194	5,908
	GDI Property Group	5,917,249	5,855
	Select Harvests Ltd.	1,325,936	5,810
*,^	Syrah Resources Ltd.	4,883,283	5,570
	Genworth Mortgage Insurance Australia Ltd.	3,390,773	5,483
	Australian Pharmaceutical Industries Ltd.	5,866,900	5,382
*,^	Mesoblast Ltd.	6,028,306	5,204
^	Greencross Ltd.	1,299,037	5,201
	Hotel Property Investments	2,289,426	5,144
*	Seven West Media Ltd.	13,046,193	5,129
*	Australian Agricultural Co. Ltd.	6,434,953	5,012
*	Senex Energy Ltd.	19,517,462	4,920
*	Perseus Mining Ltd.	15,313,345	4,633
*,^	Kidman Resources Ltd.	5,587,384	4,597
	HT&E Ltd.	3,753,475	4,482
	Mount Gibson Iron Ltd.	9,267,440	4,360
	Regis Healthcare Ltd.	2,004,114	4,353
	Accent Group Ltd.	4,547,954	4,324
	OFX Group Ltd.	3,373,951	4,277
*	Starpharma Holdings Ltd.	5,319,922	4,168
	Automotive Holdings Group Ltd.	3,618,927	4,103
^	Lovisa Holdings Ltd.	745,204	3,890
	FlexiGroup Ltd.	4,043,780	3,875
	SeaLink Travel Group Ltd.	1,260,858	3,849
*,^	New Century Resources Ltd.	6,944,185	3,704
*	Village Roadshow Ltd.	1,642,662	3,650
	Navigator Global Investments Ltd.	1,644,724	3,626

*	Westgold Resources Ltd.	4,693,677	3,482
	Cedar Woods Properties Ltd.	935,868	3,339
	Asaleo Care Ltd.	5,073,613	3,331
^	Japara Healthcare Ltd.	3,632,495	3,258
	SG Fleet Group Ltd.	1,566,626	3,234
*	Myer Holdings Ltd.	11,404,233	3,116
*,^	Liquefied Natural Gas Ltd.	8,083,441	3,012
	Virtus Health Ltd.	981,471	3,002
*	Infigen Energy	8,907,256	2,917
	MACA Ltd.	3,808,544	2,717
*	A2B Australia Ltd.	1,683,393	2,513
*	Cardno Ltd.	3,666,972	2,497
*,^	Superloop Ltd.	2,363,491	2,478
§	RCR Tomlinson Ltd.	3,792,695	2,399
*	Aurelia Metals Ltd.	3,825,221	2,287
*,^	Clean TeQ Holdings Ltd.	7,189,612	2,156
*	nearmap Ltd.	1,293,726	2,004
	ERM Power Ltd.	1,814,983	2,003
*,^	Karoon Energy Ltd.	3,033,586	1,868
^	BWX Ltd.	1,637,032	1,838
	WPP AUNZ Ltd.	4,390,011	1,759
*	HUB24 Ltd.	162,514	1,537
*	Cooper Energy Ltd.	4,414,982	1,529
	Vita Group Ltd.	1,702,312	1,439
^	Ainsworth Game Technology Ltd.	1,889,759	1,074
*	Decmil Group Ltd.	1,752,527	910
*,§	Quintis Ltd.	4,010,408	860
	NZME Ltd.	2,400,597	812
*,^	Fletcher Building Ltd. (XASX)	221,787	766
	Reject Shop Ltd.	373,654	752
*	Cash Converters International Ltd.	4,113,701	733
*	OneMarket Ltd.	1,320,111	614
*,^	Blue Sky Alternative Investments Ltd.	1,078,927	558
	Sims Metal Management Ltd. ADR	66,577	513
	Newcrest Mining Ltd. ADR	27,693	494
*	Service Stream Ltd.	258,058	363
*	Clinuvel Pharmaceuticals Ltd.	7,359	115
	IMF Bentham Ltd.	39,363	88
*,§	SGH Energy Pty Ltd.	5,925,255	—
*,§	DSHE Holdings Ltd.	1,313,373	—
			16,787,080
Austria (0.2%)
	Erste Group Bank AG	4,387,211	153,139
	OMV AG	2,183,090	108,550
	voestalpine AG	1,758,753	56,203
	ANDRITZ AG	1,094,943	54,056
	Raiffeisen Bank International AG	2,007,799	53,112
	Verbund AG	1,001,230	51,171
	Wienerberger AG	1,811,893	40,678
*	IMMOFINANZ AG	1,502,121	39,715
	CA Immobilien Anlagen AG	1,046,373	37,461
*,2	BAWAG Group AG	533,985	22,652
	Lenzing AG	207,496	20,300
	Oesterreichische Post AG	507,931	19,112
	UNIQA Insurance Group AG	1,774,471	16,201
	Telekom Austria AG Class A	1,991,045	15,223
	S IMMO AG	757,165	14,601

	Vienna Insurance Group AG Wiener Versicherung Gruppe	597,557	14,492
	Schoeller-Bleckmann Oilfield Equipment AG	169,228	13,162
	DO & CO AG	99,333	9,465
	Strabag SE	230,520	8,072
	EVN AG	425,492	6,886
	Flughafen Wien AG	136,188	5,644
	Palfinger AG	140,597	4,361
*	Zumtobel Group AG	399,801	3,612
^	Porr AG	138,030	3,159
*	Agrana Beteiligungs AG	149,597	3,128
	Kapsch TrafficCom AG	70,918	2,841
*,^	Semperit AG Holding	120,135	1,927
*,§	Strabag SE Rights Expire 6/28/2021	214,802	320
			779,243
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	11,789,913	900,797
	KBC Group NV	4,165,257	282,782
	UCB SA	1,832,061	158,755
	Ageas	2,864,907	133,209
	Umicore SA	3,148,337	133,104
	Solvay SA Class A	1,061,901	115,610
	Groupe Bruxelles Lambert SA	1,117,296	105,275
	Colruyt SA	823,813	59,164
	Proximus SADP	2,152,295	57,781
	Ackermans & van Haaren NV	343,838	55,025
	Sofina SA	235,289	46,669
	Cofinimmo SA	346,850	45,861
	Warehouses De Pauw CVA	260,993	38,136
	Telenet Group Holding NV	742,219	34,358
	Elia System Operator SA/NV	468,363	34,271
	Ontex Group NV	1,222,449	26,032
	Aedifica SA	266,104	25,566
	KBC Ancora	525,197	23,501
^	Melexis NV	287,050	20,240
	Euronav NV	2,502,120	19,591
	Barco NV	146,869	17,966
	Befimmo SA	282,868	16,965
	Gimv NV	266,742	15,266
	Bekaert SA	538,249	14,497
	bpost SA	1,559,450	14,296
*	Tessenderlo Chemie NV (Voting Shares)	379,815	13,451
	D’ieteren SA/NV	334,554	12,676
	Kinepolis Group NV	197,261	11,703
	Cie d’Entreprises CFE	103,502	10,987
	Fagron	553,725	10,096
*	AGFA-Gevaert NV	2,469,648	9,714
	Orange Belgium SA	410,420	7,855
*,^	Mithra Pharmaceuticals SA	205,980	6,808
	Econocom Group SA/NV	1,867,260	6,771
	EVS Broadcast Equipment SA	223,946	5,495
*,^	Ion Beam Applications	293,446	4,171
	Van de Velde NV	84,216	2,464
	Wereldhave Belgium NV	25,281	2,310
^	Greenyard NV	182,802	818
*,^	Nyrstar (Voting Shares)	1,150,316	746

	Retail Estates NV	1,152	102
			2,500,884
Brazil (2.1%)
	Itau Unibanco Holding SA Preference Shares	59,169,964	629,449
	Vale SA	47,494,860	593,141
	Banco Bradesco SA Preference Shares	45,749,749	568,094
	Petroleo Brasileiro SA	47,555,917	385,777
	Petroleo Brasileiro SA Preference Shares	48,572,369	341,219
	Ambev SA	60,403,126	290,204
	B3 SA - Brasil Bolsa Balcao	30,051,916	259,528
	Itausa - Investimentos Itau SA Preference Shares	66,235,561	245,339
	Banco do Brasil SA	15,819,175	225,106
	Lojas Renner SA	10,842,840	135,485
	Banco Bradesco SA	11,889,007	131,334
	Itau Unibanco Holding SA ADR	10,781,131	114,711
	Suzano Papel e Celulose SA	8,404,360	105,950
	Ultrapar Participacoes SA	6,496,262	101,951
*	Rumo SA	16,829,592	90,735
	BB Seguridade Participacoes SA	10,286,682	87,619
	Banco Santander Brasil SA	5,931,134	78,228
	Banco Bradesco SA ADR	6,167,702	76,603
	Telefonica Brasil SA Preference Shares	5,537,335	73,940
	Kroton Educacional SA	22,653,616	71,042
	Vale SA Class B ADR	5,686,653	70,742
	CCR SA	17,017,152	69,463
	Localiza Rent a Car SA	7,504,724	68,612
	IRB Brasil Resseguros SA	2,914,830	68,156
	Lojas Americanas SA Preference Shares	11,406,814	65,973
	Petroleo Brasileiro SA ADR	4,473,184	63,251
	JBS SA	15,045,058	62,291
	Equatorial Energia SA	2,567,474	62,075
	Raia Drogasil SA	3,472,777	59,085
	WEG SA	11,196,679	57,855
	Gerdau SA Preference Shares	13,248,214	56,894
	Klabin SA	11,001,335	56,070
	Cielo SA	16,985,814	55,628
	Magazine Luiza SA	1,114,970	54,813
	Hypera SA	6,097,922	53,265
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,874,802	50,057
*	BRF SA	7,594,006	49,032
	Embraer SA	9,133,815	48,441
	Cia de Saneamento Basico do Estado de Sao Paulo	3,944,913	47,000
	BR Malls Participacoes SA	11,739,235	46,843
	Cia Energetica de Minas Gerais Preference Shares	12,166,877	46,282
	TIM Participacoes SA	11,326,828	38,526
*	Centrais Eletricas Brasileiras SA Preference Shares	3,402,288	38,044
	Petrobras Distribuidora SA	5,129,855	37,485
	Natura Cosmeticos SA	2,840,081	36,936
	Braskem SA Preference Shares	2,430,619	34,845
*	B2W Cia Digital	2,512,835	34,499
*	Centrais Eletricas Brasileiras SA	3,225,152	33,119
	Estacio Participacoes SA	3,865,522	32,983
	Energisa SA	2,883,476	32,981
	CVC Brasil Operadora e Agencia de Viagens SA	1,790,849	31,452
	Multiplan Empreendimentos Imobiliarios SA	4,261,514	30,426
	Engie Brasil Energia SA	2,643,746	30,363
	Cosan SA	2,490,988	30,338

	Sul America SA	3,399,304	29,928
*	Azul SA Prior Preference Shares.	2,918,087	29,715
	Ambev SA ADR	6,072,958	29,211
	Atacadao Distribuicao Comercio e Industria Ltda	5,018,283	27,513
	Bradespar SA Preference Shares	3,384,643	26,123
	Transmissora Alianca de Energia Eletrica SA	3,488,469	24,614
	Banco BTG Pactual SA	3,017,067	24,490
*	Notre Dame Intermedica Participacoes SA	2,510,750	23,122
	Porto Seguro SA	1,428,500	21,966
	EDP - Energias do Brasil SA	4,603,020	21,212
	Cia Siderurgica Nacional SA	7,565,164	21,175
	Fleury SA	3,257,742	19,913
	Banco do Estado do Rio Grande do Sul SA Preference Shares	3,087,225	19,896
	Itau Unibanco Holding SA	2,187,868	19,719
	Metalurgica Gerdau SA Preference Shares Class A	9,451,669	19,314
	TOTVS SA	2,086,302	19,027
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,984,080	18,592
	MRV Engenharia e Participacoes SA	4,514,512	18,581
	Odontoprev SA	4,098,558	18,380
*,2	Hapvida Participacoes e Investimentos SA	1,951,020	18,319
	Cia de Saneamento do Parana	896,781	18,213
	Cia Energetica de Sao Paulo Preference Shares	2,807,303	17,562
	M Dias Branco SA	1,315,004	17,171
	Cia Hering	1,939,870	16,603
	Iguatemi Empresa de Shopping Centers SA	1,354,253	16,548
	Linx SA	2,009,058	16,484
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	740,791	15,969
	Cia de Saneamento de Minas Gerais-COPASA	974,917	15,944
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,340,657	15,887
	Qualicorp Consultoria e Corretora de Seguros SA	3,581,470	15,570
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,568,329	14,991
	BK Brasil Operacao e Assessoria a Restaurantes SA	2,346,852	14,158
	Duratex SA	4,212,524	14,141
	Lojas Americanas SA	3,228,427	13,867
	Cia Brasileira de Distribuicao ADR	500,696	13,389
	Sao Martinho SA	2,512,342	13,251
	Iochpe Maxion SA	2,045,178	12,536
	Alpargatas SA Preference Shares	2,277,436	12,530
	Cia Paranaense de Energia Preference Shares	1,204,350	11,669
	Telefonica Brasil SA ADR	840,291	11,260
	Smiles Fidelidade SA	888,300	10,893
	Cia de Locacao das Americas	971,950	10,764
	Embraer SA ADR	501,514	10,672
	Arezzo Industria e Comercio SA	700,428	10,564
^	Gerdau SA ADR	2,370,767	10,265
	EcoRodovias Infraestrutura e Logistica SA	3,284,402	10,264
	Alupar Investimento SA	1,609,868	9,517
	Grendene SA	3,795,064	9,515
*	Via Varejo SA	5,682,300	9,345
	Marcopolo SA Preference Shares	8,301,293	9,292
*	Centrais Eletricas Brasileiras SA ADR Preference Shares	834,662	9,190
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,305,800	8,867
	Light SA	1,560,459	8,534
*	Centrais Eletricas Brasileiras SA ADR	805,185	8,205
	SLC Agricola SA	664,822	8,076
*	Cosan Logistica SA	1,792,524	7,895
*,§	Magnesita Refratarios SA	470,718	7,591

	Randon Participacoes SA Preference Shares	2,666,519	7,319
	AES Tiete Energia SA	2,258,808	7,221
^	Cia Energetica de Minas Gerais ADR	1,839,040	6,933
	Construtora Tenda SA	677,067	6,870
	Ez Tec Empreendimentos e Participacoes SA	886,458	6,734
	Aliansce Shopping Centers SA	1,200,950	6,693
	Braskem SA ADR	217,346	6,194
*,^	BRF SA ADR	936,910	6,090
	Unipar Carbocloro SA Preference Shares	590,367	6,071
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,036,988	5,941
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	261,342	5,801
*	Marfrig Global Foods SA	3,399,056	5,672
	Cia Energetica de Minas Gerais	1,255,827	5,592
2	Ser Educacional SA	919,425	5,498
2	Banco Inter SA Preference Shares	415,001	4,765
	Cia Siderurgica Nacional SA ADR	1,703,258	4,752
	Multiplus SA	665,602	4,746
	Tupy SA	944,969	4,723
	Guararapes Confeccoes SA	109,533	4,722
	Cia Paranaense de Energia ADR	470,781	4,614
	Santos Brasil Participacoes SA	3,652,845	4,488
*	Suzano Papel e Celulose SA ADR	176,332	4,398
	BR Properties SA	1,759,323	4,246
	Mahle-Metal Leve SA	570,032	4,205
	QGEP Participacoes SA	1,203,495	3,981
*	Even Construtora e Incorporadora SA	2,147,883	3,964
	Instituto Hermes Pardini SA	690,141	3,656
*	Dommo Energia SA	16,053,201	3,652
	Camil Alimentos SA	1,722,500	3,548
^	TIM Participacoes SA ADR	206,986	3,506
	Direcional Engenharia SA	1,277,169	3,224
*	Alliar Medicos A Frente SA	725,700	3,124
	Anima Holding SA	547,284	3,028
	Movida Participacoes SA	1,066,900	2,906
	Sonae Sierra Brasil SA	317,260	2,589
	Cia Paranaense de Energia	245,100	2,222
	Wiz Solucoes e Corretagem de Seguros SA	964,300	2,129
*	Minerva SA	1,166,191	1,951
*	LOG Commercial Properties e Participacoes SA	325,725	1,719
*,^	Gol Linhas Aereas Inteligentes SA ADR	93,510	1,269
	Petroleo Brasileiro SA ADR	76,900	1,253
	Dimed SA Distribuidora da Medicamentos	11,890	1,174
	Cia de Saneamento do Parana Preference Shares	36,801	136
	Klabin SA Preference Shares	62,213	54
*	Marcopolo SA Receipt Line	192,771	47
*	Gafisa SA ADR	5,409	41
*	Iochpe Maxion SA Warrants Expire 04/01/2019	34,886	7
*	LOG Commercial Properties e Participacoes SA Rights Expire 02/08/2019	64,159	—
			7,350,750
Canada (6.6%)
	Royal Bank of Canada	22,066,333	1,679,725
	Toronto-Dominion Bank	28,169,635	1,586,478
	Enbridge Inc. (XTSE)	30,021,317	1,096,939
	Bank of Nova Scotia	18,839,550	1,072,490
	Canadian National Railway Co. (Toronto Shares)	11,237,220	937,753
	Suncor Energy Inc.	25,017,172	806,901

^	Bank of Montreal	9,832,698	719,745
	TransCanada Corp.	13,845,996	588,846
	Canadian Imperial Bank of Commerce	6,762,997	573,435
	Brookfield Asset Management Inc. Class A	12,909,764	555,514
	Manulife Financial Corp.	30,388,476	488,223
	Canadian Natural Resources Ltd.	18,161,751	487,511
	Nutrien Ltd.	9,339,677	483,848
	Canadian Pacific Railway Ltd.	2,182,585	447,347
	Alimentation Couche-Tard Inc. Class B	6,496,391	352,915
	Sun Life Financial Inc.	9,260,485	334,067
	Rogers Communications Inc. Class B	5,462,771	295,516
^	Pembina Pipeline Corp.	7,658,417	272,892
	Magna International Inc.	5,001,235	264,687
*	CGI Group Inc.	3,819,090	252,494
	National Bank of Canada	5,129,622	241,265
	Constellation Software Inc.	304,370	227,156
	Barrick Gold Corp. (XTSE)	16,752,900	224,273
	Restaurant Brands International Inc. (XTSE)	3,548,647	222,434
	Fortis Inc. (XTSE)	6,172,141	220,120
	Franco-Nevada Corp.	2,792,491	216,628
	BCE Inc.	4,548,130	197,751
	Fairfax Financial Holdings Ltd.	410,630	194,244
	Teck Resources Ltd. Class B	7,743,767	188,592
	Waste Connections Inc. (XTSE)	2,176,157	181,602
	Intact Financial Corp.	2,121,870	167,721
*	Thomson Reuters Corp.	3,034,459	158,680
	Agnico Eagle Mines Ltd.	3,560,069	154,844
	Waste Connections Inc. (XNYS)	1,832,953	153,162
	Goldcorp Inc.	13,160,919	147,240
	Wheaton Precious Metals Corp.	6,756,999	142,345
	Open Text Corp.	3,936,047	139,924
	Loblaw Cos. Ltd.	2,854,240	138,221
	Shaw Communications Inc. Class B	6,707,803	136,203
	Metro Inc.	3,680,815	133,820
	Dollarama Inc.	4,960,863	133,541
*,^	Canopy Growth Corp.	2,676,688	131,232
*	Bausch Health Cos. Inc.	5,223,375	128,244
	Cenovus Energy Inc.	15,578,254	121,643
	First Quantum Minerals Ltd.	10,404,228	120,437
	Power Corp. of Canada	5,939,315	118,068
	Gildan Activewear Inc.	3,138,213	106,211
	TELUS Corp.	3,023,906	105,910
	Imperial Oil Ltd.	3,683,277	104,504
^	Canadian Tire Corp. Ltd. Class A	916,920	104,291
*	Barrick Gold Corp.	8,663,441	102,782
	Encana Corp.	14,493,975	99,498
	Saputo Inc.	3,346,849	98,117
^	Inter Pipeline Ltd.	5,934,339	95,387
	CCL Industries Inc. Class B	2,223,502	93,749
	RioCan REIT	4,896,971	92,912
	Great-West Lifeco Inc.	4,274,867	91,747
	Kirkland Lake Gold Ltd.	2,841,330	91,406
	CAE Inc.	4,137,792	87,924
*,^	Aurora Cannabis Inc.	11,677,684	82,653
	WSP Global Inc.	1,581,680	81,182
	George Weston Ltd.	1,097,828	79,742
	Power Financial Corp.	3,862,189	79,245

	Canadian Apartment Properties REIT	2,206,468	78,590
	Algonquin Power & Utilities Corp.	7,085,538	78,246
	H&R REIT	4,562,876	77,058
2	Hydro One Ltd.	4,866,726	76,263
	SNC-Lavalin Group Inc.	2,694,069	74,982
	Cameco Corp.	5,978,539	72,437
	Onex Corp.	1,277,785	72,236
^	Keyera Corp.	3,162,382	67,197
	Methanex Corp.	1,188,468	64,762
*	Kinross Gold Corp.	18,738,424	62,606
*	iA Financial Corp. Inc.	1,677,864	62,328
^	West Fraser Timber Co. Ltd.	1,013,738	60,387
*	BlackBerry Ltd.	7,449,006	59,980
^	Ritchie Bros Auctioneers Inc.	1,651,824	59,375
	Empire Co. Ltd.	2,635,613	59,253
	Parkland Fuel Corp.	1,993,617	57,034
	Allied Properties REIT	1,586,797	57,001
	Husky Energy Inc.	4,651,749	55,193
	Toromont Industries Ltd.	1,213,242	53,915
	Tourmaline Oil Corp.	3,857,585	52,611
^	PrairieSky Royalty Ltd.	3,614,662	52,214
^	Vermilion Energy Inc.	2,098,516	51,427
	TMX Group Ltd.	846,395	50,992
	SmartCentres REIT	1,959,453	49,659
	Finning International Inc.	2,590,005	49,082
*	Bombardier Inc. Class B	32,277,095	48,884
	CI Financial Corp.	3,601,659	48,490
^	Canadian Utilities Ltd. Class A	1,843,375	47,391
*	B2Gold Corp.	14,699,084	46,538
*	Air Canada Class B	2,047,659	46,238
	Lundin Mining Corp.	9,655,807	44,092
*,^	Canada Goose Holdings Inc.	846,169	43,527
^	Stantec Inc.	1,752,226	41,660
^	AltaGas Ltd.	4,059,831	41,558
	Quebecor Inc. Class B	1,763,559	41,514
	Yamana Gold Inc.	14,459,975	40,718
*	Stars Group Inc.	2,235,523	40,476
	First Capital Realty Inc.	2,519,752	39,351
^	ARC Resources Ltd.	5,394,857	39,005
	FirstService Corp.	473,841	38,497
	Choice Properties REIT	3,883,069	37,857
	TFI International Inc.	1,278,910	37,648
	Atco Ltd.	1,182,772	37,402
*	Descartes Systems Group Inc.	1,171,120	36,401
*	Great Canadian Gaming Corp.	886,667	36,237
	Chartwell Retirement Residences	3,242,674	36,229
	Capital Power Corp.	1,624,225	35,551
	Element Fleet Management Corp.	6,407,005	34,523
*	Parex Resources Inc.	2,281,941	34,213
	Colliers International Group Inc.	530,827	33,899
	Pan American Silver Corp.	2,259,400	33,703
	OceanaGold Corp.	9,425,117	33,642
	Gibson Energy Inc.	2,211,204	33,506
	IGM Financial Inc.	1,299,556	33,410
*	Seven Generations Energy Ltd. Class A	4,275,185	33,188
	Northland Power Inc.	1,804,849	32,788
^	Enerplus Corp.	3,774,098	32,658

	Granite REIT	713,295	32,338
	Emera Inc.	891,715	31,218
	Cott Corp.	2,043,896	30,940
^	Canadian Western Bank	1,375,147	30,790
	Stella-Jones Inc.	912,464	29,444
	Linamar Corp.	710,090	27,529
	Maple Leaf Foods Inc.	1,235,993	27,524
	Boyd Group Income Fund	301,520	27,216
*	Detour Gold Corp.	2,667,273	26,714
*	IAMGOLD Corp.	7,085,149	26,530
	Alamos Gold Inc. Class A	5,958,385	26,528
	Premium Brands Holdings Corp.	450,038	26,514
	Dream Global REIT	2,661,166	26,268
*,^	Aphria Inc.	3,021,588	26,239
*	Turquoise Hill Resources Ltd.	15,438,860	25,850
*	SSR Mining Inc.	1,806,855	24,780
	Crescent Point Energy Corp.	8,285,047	24,717
^	Cominar REIT	2,758,263	24,477
	TransAlta Corp.	4,331,721	23,637
^	Osisko Gold Royalties Ltd.	2,388,842	23,380
*	Kinaxis Inc.	389,431	23,156
	Norbord Inc.	786,997	22,760
	NFI Group Inc.	856,700	22,448
^	Laurentian Bank of Canada	658,286	22,129
	Hudbay Minerals Inc.	3,643,290	21,822
^	Whitecap Resources Inc.	6,336,247	21,363
^	Genworth MI Canada Inc.	613,375	20,871
^	Cineplex Inc.	962,052	20,823
*	Pretium Resources Inc.	2,612,815	20,522
	Innergex Renewable Energy Inc.	1,874,093	20,510
*	Ivanhoe Mines Ltd.	9,147,500	19,772
*	Endeavour Mining Corp.	1,136,708	19,586
^	Boardwalk REIT	604,351	18,458
	BRP Inc.	638,086	18,366
^	Superior Plus Corp.	2,219,898	18,348
	Transcontinental Inc. Class A	1,147,209	18,274
	North West Co. Inc.	751,688	17,832
*	Celestica Inc.	1,785,333	17,745
	Enerflex Ltd.	1,338,985	17,691
	Pason Systems Inc.	1,121,882	17,649
*	Tahoe Resources Inc.	4,572,450	17,330
	Enbridge Inc. (XNYS)	467,551	17,122
	Russel Metals Inc.	956,143	16,904
*	Centerra Gold Inc.	3,317,351	16,815
	Artis REIT	2,141,601	16,641
	Winpak Ltd.	461,475	16,458
	ShawCor Ltd.	1,062,992	16,399
	Enghouse Systems Ltd.	598,574	16,382
*,^	Home Capital Group Inc. Class B	1,261,448	16,148
	Dream Office REIT	878,015	15,710
*	MEG Energy Corp.	3,768,306	15,573
	Barrick Gold Corp. (XNYS)	1,135,559	15,205
*,^	First Majestic Silver Corp.	2,468,243	15,103
*	ATS Automation Tooling Systems Inc.	1,155,091	14,874
*	Canadian Solar Inc.	687,398	14,827
	Northview Apartment REIT	722,107	14,663
^	Secure Energy Services Inc.	2,339,676	14,459

*	Torex Gold Resources Inc.	1,310,864	14,256
*,^	NovaGold Resources Inc.	3,551,086	13,837
*	Canfor Corp.	977,675	13,483
*	Baytex Energy Corp.	7,932,011	13,341
	Mullen Group Ltd.	1,452,708	13,311
^	TransAlta Renewables Inc.	1,477,244	13,109
	Martinrea International Inc.	1,348,448	12,921
^	Peyto Exploration & Development Corp.	2,449,182	12,601
	Aecon Group Inc.	894,960	12,444
^	Westshore Terminals Investment Corp.	742,312	12,344
*	SEMAFO Inc.	4,985,390	11,269
	ECN Capital Corp.	3,821,233	11,109
*	Precision Drilling Corp.	4,744,848	10,436
*	Alacer Gold Corp.	4,390,288	10,124
	Fortis Inc. (XNYS)	279,396	9,969
	Cogeco Communications Inc.	169,582	9,668
^	Hudson’s Bay Co.	1,508,602	9,346
	Birchcliff Energy Ltd.	3,879,760	9,272
	Eldorado Gold Corp.	2,437,029	9,125
^	CES Energy Solutions Corp.	3,609,858	9,121
*	Gran Tierra Energy Inc. (XTSE)	3,678,629	8,651
*	New Gold Inc.	7,427,982	8,423
*	Kelt Exploration Ltd.	2,398,052	8,231
*	NuVista Energy Ltd.	2,653,471	7,977
^	TORC Oil & Gas Ltd.	2,205,800	7,924
*	Sierra Wireless Inc.	499,168	7,773
^	Corus Entertainment Inc. Class B	1,750,357	7,420
	Cascades Inc.	964,593	7,319
	Ensign Energy Services Inc.	1,819,263	6,978
*	Gran Tierra Energy Inc. (XASE)	2,592,603	6,144
*,^	Paramount Resources Ltd. Class A	1,032,852	6,092
^	Just Energy Group Inc.	1,428,495	5,251
	Dorel Industries Inc. Class B	414,362	5,150
*	Maxar Technologies Inc.	839,433	4,718
	First National Financial Corp.	212,990	4,670
	Restaurant Brands International Inc. (XNYS)	70,000	4,385
*	China Gold International Resources Corp. Ltd.	3,333,027	4,160
*	Advantage Oil & Gas Ltd.	2,271,256	3,544
	Morguard REIT	378,610	3,530
*	Obsidian Energy Ltd.	6,636,594	2,677
*	ProMetic Life Sciences Inc.	238,425	54
*	Osisko Gold Royalties Warrants Expire 02/26/2019	38,586	—
*	Poseidon Concepts Corp.	320,721	—
*,^,§	Great Basin Gold Ltd.	2,279,068	—
			23,595,126
Chile (0.3%)
	Empresas COPEC SA	7,534,861	103,483
	SACI Falabella	11,114,133	89,284
	Enel Americas SA	392,693,637	80,176
	Banco Santander Chile	825,911,964	66,620
	Banco de Chile	415,239,052	65,883
	Empresas CMPC SA	17,226,652	62,282
	Latam Airlines Group SA	4,528,083	54,004
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,205,177	51,374
	Banco de Credito e Inversiones SA	658,727	46,960
	Cencosud SA	21,092,881	42,626
	Enel Chile SA	335,439,101	35,346

	Cia Cervecerias Unidas SA	2,352,537	31,995
	Itau CorpBanca	2,544,653,422	25,577
	Aguas Andinas SA Class A	40,533,421	23,955
	Parque Arauco SA	8,437,374	23,166
	Colbun SA	101,533,184	23,053
	Empresa Nacional de Telecomunicaciones SA	2,040,571	19,658
	Engie Energia Chile SA	6,744,605	13,583
	Embotelladora Andina SA Preference Shares	3,485,507	13,497
	SONDA SA	7,556,222	13,082
	AES Gener SA	41,087,696	12,460
	Vina Concha y Toro SA	5,867,166	12,160
	CAP SA	1,103,258	11,918
	Banco Santander Chile ADR	349,303	11,297
	Inversiones Aguas Metropolitanas SA	7,152,446	11,113
^	Sociedad Quimica y Minera de Chile SA ADR	241,869	10,318
	Inversiones La Construccion SA	448,759	8,349
	Ripley Corp. SA	9,353,183	8,341
*	SMU SA	27,572,086	7,754
	Salfacorp SA	4,653,035	7,482
	Plaza SA	2,969,290	6,856
	Enel Americas SA ADR	637,374	6,590
*	Cia Sud Americana de Vapores SA	206,561,715	6,150
	Multiexport Foods SA	9,051,160	5,560
	Enel Chile SA ADR	951,126	5,165
	Forus SA	1,130,159	3,406
	Besalco SA	3,236,010	3,134
	Sociedad de Inversiones Oro Blanco SA	479,293,791	2,943
*	Grupo Security SA	5,822,143	2,637
^	Latam Airlines Group SA ADR	203,170	2,369
	Empresas Tricot SA	1,440,169	2,029
			1,033,635
China (7.0%)
	Tencent Holdings Ltd.	87,120,375	3,878,130
*	Alibaba Group Holding Ltd. ADR	18,418,229	3,103,287
	China Construction Bank Corp.	1,372,360,575	1,236,225
	Industrial & Commercial Bank of China Ltd.	1,203,605,205	935,038
	China Mobile Ltd.	80,946,684	851,344
	Ping An Insurance Group Co. of China Ltd.	76,375,017	743,554
*	Baidu Inc. ADR	4,229,730	730,178
	Bank of China Ltd.	1,177,480,708	547,460
	CNOOC Ltd.	243,035,327	406,214
	China Petroleum & Chemical Corp.	392,018,302	327,804
*	JD.com Inc. ADR	12,182,083	302,725
	China Life Insurance Co. Ltd.	114,160,925	283,486
	NetEase Inc. ADR	1,115,873	281,122
	China Merchants Bank Co. Ltd.	57,842,071	255,012
	Agricultural Bank of China Ltd.	476,490,328	225,596
	China Overseas Land & Investment Ltd.	58,758,697	221,646
	PetroChina Co. Ltd.	321,422,104	207,451
*	Ctrip.com International Ltd. ADR	5,833,293	194,249
*	New Oriental Education & Technology Group Inc. ADR	2,093,520	161,285
	Country Garden Holdings Co. Ltd.	113,031,035	160,673
	China Resources Land Ltd.	40,874,497	159,483
*	TAL Education Group ADR	4,874,061	151,242
	China Pacific Insurance Group Co. Ltd.	39,487,548	139,052
	China Shenhua Energy Co. Ltd.	52,674,255	134,060
	Sunac China Holdings Ltd.	33,640,440	133,987

	Shenzhou International Group Holdings Ltd.	11,010,858	129,657
	Geely Automobile Holdings Ltd.	74,098,948	126,072
	China Telecom Corp. Ltd.	212,982,512	115,633
	CSPC Pharmaceutical Group Ltd.	66,903,636	115,422
*,2	China Tower Corp. Ltd.	536,086,976	115,125
	CITIC Ltd.	75,247,840	113,990
	ENN Energy Holdings Ltd.	11,581,589	110,925
	PICC Property & Casualty Co. Ltd.	103,061,375	106,726
^	China Evergrande Group	33,009,934	104,119
	China Unicom Hong Kong Ltd.	90,832,329	104,047
	Bank of Communications Co. Ltd.	121,752,498	103,497
	Sunny Optical Technology Group Co. Ltd.	9,964,097	98,885
	Anhui Conch Cement Co. Ltd.	18,042,925	98,394
	ANTA Sports Products Ltd.	18,339,649	94,870
*	58.com Inc. ADR	1,475,129	93,523
	Hengan International Group Co. Ltd.	11,049,293	86,438
	ZTO Express Cayman Inc. ADR	5,012,090	85,807
	China CITIC Bank Corp. Ltd.	130,901,870	85,282
	Guangdong Investment Ltd.	44,647,811	85,263
	China Resources Beer Holdings Co. Ltd.	24,240,803	85,200
	China Conch Venture Holdings Ltd.	25,062,615	83,819
	Lenovo Group Ltd.	114,170,798	83,351
	Sino Biopharmaceutical Ltd.	98,241,424	83,106
	China Vanke Co. Ltd.	20,110,014	81,548
	China Minsheng Banking Corp. Ltd.	102,823,848	78,772
	China Gas Holdings Ltd.	24,666,386	78,735
	Longfor Group Holdings Ltd.	24,831,067	77,375
	CITIC Securities Co. Ltd.	34,581,965	70,796
	Sinopharm Group Co. Ltd.	15,759,849	70,432
	China Communications Construction Co. Ltd.	68,279,147	68,513
*	BeiGene Ltd. ADR	500,657	64,825
*,2	Wuxi Biologics Cayman Inc.	7,487,893	64,749
	CRRC Corp. Ltd.	62,449,012	62,922
^	BYD Co. Ltd.	10,517,502	62,248
	China Taiping Insurance Holdings Co. Ltd.	22,305,018	61,574
*,^	Autohome Inc. ADR	844,194	61,103
	Haitong Securities Co. Ltd.	52,250,894	59,142
	China Resources Power Holdings Co. Ltd.	28,911,604	57,948
*	SINA Corp.	940,576	57,770
	New China Life Insurance Co. Ltd.	13,301,586	56,634
	China Everbright International Ltd.	55,602,500	56,149
	China Railway Group Ltd.	59,338,954	55,571
	Haier Electronics Group Co. Ltd.	18,900,160	54,297
	Fosun International Ltd.	35,126,025	52,705
2	People’s Insurance Co. Group of China Ltd.	125,961,309	52,330
	Guangzhou Automobile Group Co. Ltd.	48,160,159	52,306
*	Alibaba Health Information Technology Ltd.	56,638,918	52,187
	Shimao Property Holdings Ltd.	18,175,709	51,758
*,^	Meituan Dianping Class B	7,507,900	51,409
2	Postal Savings Bank of China Co. Ltd.	90,699,854	51,042
	Huazhu Group Ltd. ADR	1,574,787	49,999
*	Vipshop Holdings Ltd. ADR	6,499,959	49,985
2	Huatai Securities Co. Ltd.	26,248,991	49,143
	China Resources Gas Group Ltd.	12,317,732	48,472
	China National Building Material Co. Ltd.	59,771,054	47,697
*	Weibo Corp. ADR	776,850	47,124
	Dongfeng Motor Group Co. Ltd.	44,720,501	46,882

2	CGN Power Co. Ltd.	176,601,097	46,214
	Kunlun Energy Co. Ltd.	42,694,595	45,612
*	Momo Inc. ADR	1,497,648	45,573
	Beijing Enterprises Holdings Ltd.	7,984,639	45,391
	China Jinmao Holdings Group Ltd.	88,759,927	45,056
*	YY Inc. ADR	629,689	43,719
	Zhuzhou CRRC Times Electric Co. Ltd.	7,752,594	43,125
	TravelSky Technology Ltd.	15,703,376	42,654
	Huaneng Power International Inc.	64,667,755	40,647
	Weichai Power Co. Ltd.	30,111,088	40,639
	Brilliance China Automotive Holdings Ltd.	42,568,441	40,305
	China Railway Construction Corp. Ltd.	28,679,623	39,827
*,^	iQIYI Inc. ADR	1,950,168	39,237
	Beijing Enterprises Water Group Ltd.	67,484,660	39,077
	China Longyuan Power Group Corp. Ltd.	52,193,139	39,072
	China Merchants Port Holdings Co. Ltd.	19,679,894	39,024
	China Cinda Asset Management Co. Ltd.	150,240,609	38,877
	Kingboard Holdings Ltd.	10,984,238	38,651
*,^	Pinduoduo Inc. ADR	1,300,056	37,975
*,^,2	Xiaomi Corp. Class B	29,856,573	37,833
2	China Resources Pharmaceutical Group Ltd.	25,851,374	36,866
	China Communications Services Corp. Ltd.	38,603,920	36,242
	China Resources Cement Holdings Ltd.	33,879,938	34,409
	GF Securities Co. Ltd.	23,851,321	34,262
	CIFI Holdings Group Co. Ltd.	51,612,817	34,150
	Yangzijiang Shipbuilding Holdings Ltd.	32,551,818	34,022
	Far East Horizon Ltd.	32,614,967	33,715
*,^	Alibaba Pictures Group Ltd.	193,883,181	33,697
	Zijin Mining Group Co. Ltd.	88,830,628	33,337
*	China Biologic Products Holdings Inc.	409,199	33,223
^	Great Wall Motor Co. Ltd.	48,366,916	32,928
	Kingdee International Software Group Co. Ltd.	33,556,158	32,432
	Guangzhou R&F Properties Co. Ltd.	16,138,936	32,196
2	3SBio Inc.	18,976,586	31,789
2	China Huarong Asset Management Co. Ltd.	154,803,383	31,521
*	Li Ning Co. Ltd.	24,949,525	30,699
2	China Galaxy Securities Co. Ltd.	56,915,345	29,537
	Jiangsu Expressway Co. Ltd.	20,136,589	29,153
^,2	China International Capital Corp. Ltd.	14,477,324	29,027
	Agile Group Holdings Ltd.	21,807,926	28,981
	COSCO SHIPPING Ports Ltd.	27,343,022	28,540
	Air China Ltd.	28,289,849	28,322
	China Oilfield Services Ltd.	28,491,253	28,233
	Yanzhou Coal Mining Co. Ltd.	30,234,377	27,797
	Shanghai Pharmaceuticals Holding Co. Ltd.	12,909,897	27,549
	Sinopec Shanghai Petrochemical Co. Ltd.	57,838,326	27,481
2	Fuyao Glass Industry Group Co. Ltd.	7,837,666	27,335
	Shenzhen International Holdings Ltd.	13,864,529	26,933
^	Fullshare Holdings Ltd.	117,812,660	26,765
	China State Construction International Holdings Ltd.	27,589,429	26,303
*	China First Capital Group Ltd.	50,123,996	26,148
	Chongqing Rural Commercial Bank Co. Ltd.	44,246,598	25,703
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	8,382,888	25,669
	Kingsoft Corp. Ltd.	13,347,762	25,570
	Tsingtao Brewery Co. Ltd.	5,793,156	25,492
	AviChina Industry & Technology Co. Ltd.	38,035,371	25,375
2	Guotai Junan Securities Co. Ltd.	11,856,276	25,372

	China Oriental Group Co. Ltd.	37,255,685	25,206
	China Everbright Ltd.	13,355,102	25,202
	China Molybdenum Co. Ltd.	61,264,258	24,959
	Nine Dragons Paper Holdings Ltd.	24,285,400	24,819
	China Traditional Chinese Medicine Holdings Co. Ltd.	38,022,492	24,818
	Jiangxi Copper Co. Ltd.	19,476,897	24,762
	Beijing Capital International Airport Co. Ltd.	26,291,047	24,661
*	51job Inc. ADR	348,943	24,300
*	Aluminum Corp. of China Ltd.	63,713,755	23,526
	China Everbright Bank Co. Ltd.	48,633,256	23,477
	ZTE Corp.	11,470,345	23,257
	Sino-Ocean Group Holding Ltd.	46,586,485	22,898
	Zhejiang Expressway Co. Ltd.	22,238,443	22,897
	China Reinsurance Group Corp.	99,085,484	22,391
2	Sinopec Engineering Group Co. Ltd.	22,669,920	22,284
	Huaneng Renewables Corp. Ltd.	77,190,276	22,259
^	Yihai International Holding Ltd.	7,183,237	22,040
^	Future Land Development Holdings Ltd.	25,966,507	22,003
	Logan Property Holdings Co. Ltd.	16,161,383	21,995
	Shandong Weigao Group Medical Polymer Co. Ltd.	26,133,387	21,896
2	Dali Foods Group Co. Ltd.	31,929,255	21,782
	Inner Mongolia Yitai Coal Co. Ltd. Class B	18,725,819	21,769
	Haitian International Holdings Ltd.	8,866,435	20,424
	Lee & Man Paper Manufacturing Ltd.	22,251,357	19,902
*	Genscript Biotech Corp.	12,811,479	19,867
	SSY Group Ltd.	22,039,119	19,861
	China Medical System Holdings Ltd.	18,909,312	19,679
	China Southern Airlines Co. Ltd.	27,234,039	19,516
^,2	Luye Pharma Group Ltd.	25,917,712	19,366
2	China Railway Signal & Communication Corp. Ltd.	24,381,834	19,349
	KWG Group Holdings Ltd.	19,472,672	19,277
	Yuexiu Property Co. Ltd.	98,583,110	19,163
^	Sinotruk Hong Kong Ltd.	10,231,649	18,951
2	China Merchants Securities Co. Ltd.	13,711,003	18,818
*,^	GDS Holdings Ltd. ADR	661,546	18,788
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	13,536,835	18,454
*	Country Garden Services Holdings Co. Ltd.	11,772,810	18,237
*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	5,254,809	18,195
	China Power International Development Ltd.	68,483,239	17,672
	Zhongsheng Group Holdings Ltd.	9,501,936	17,113
	Shenzhen Investment Ltd.	48,818,449	17,029
	Kingboard Laminates Holdings Ltd.	16,149,220	16,714
	Shanghai Industrial Holdings Ltd.	7,826,732	16,485
*,^,2	China Literature Ltd.	3,329,690	16,457
	Zhaojin Mining Industry Co. Ltd.	15,173,722	15,929
*,^	GCL-Poly Energy Holdings Ltd.	198,400,203	15,749
*	COSCO SHIPPING Holdings Co. Ltd.	38,616,482	15,663
	China Eastern Airlines Corp. Ltd.	25,371,985	15,626
	Yuzhou Properties Co. Ltd.	31,209,511	15,489
	China Water Affairs Group Ltd.	14,550,271	15,477
2	Legend Holdings Corp.	5,911,616	15,464
^	China Aoyuan Group Ltd.	20,068,990	15,386
2	BAIC Motor Corp. Ltd.	23,377,835	15,256
	BYD Electronic International Co. Ltd.	11,993,971	14,861
*,^	GOME Retail Holdings Ltd.	169,986,082	14,796
	Sinotrans Ltd.	31,964,304	14,716
^	Shanghai Electric Group Co. Ltd.	42,012,894	14,691

*	Health & Happiness H&H International Holdings Ltd.	2,371,535	14,447
	Chinasoft International Ltd.	29,066,845	14,364
	Angang Steel Co. Ltd.	18,992,042	14,287
	Hollysys Automation Technologies Ltd.	692,788	14,285
	China Coal Energy Co. Ltd.	33,430,775	14,122
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,473,777	13,435
	Sihuan Pharmaceutical Holdings Group Ltd.	63,330,724	13,372
	Maanshan Iron & Steel Co. Ltd.	27,860,064	13,372
2	Hua Hong Semiconductor Ltd.	5,965,793	13,317
	Tong Ren Tang Technologies Co. Ltd.	9,830,868	13,226
*,^	BEST Inc. ADR	2,785,888	12,982
^	Shenzhen Expressway Co. Ltd.	11,421,614	12,960
*,^	Baozun Inc. ADR	352,105	12,605
	China SCE Group Holdings Ltd.	29,496,106	12,185
^	BBMG Corp.	35,517,938	12,185
	Datang International Power Generation Co. Ltd.	45,688,124	11,924
	Huadian Power International Corp. Ltd.	25,554,431	11,898
*,^	Bilibili Inc. ADR	642,202	11,823
*,^,2	Ping An Healthcare and Technology Co. Ltd.	2,479,142	11,744
*,^	Zai Lab Ltd. ADR	432,776	11,681
*	SOHO China Ltd.	28,160,482	11,423
	China Agri-Industries Holdings Ltd.	32,024,952	11,402
2	Fu Shou Yuan International Group Ltd.	13,890,087	11,390
	Metallurgical Corp. of China Ltd.	41,517,295	11,386
*	21Vianet Group Inc. ADR	1,267,153	11,379
	COSCO SHIPPING Energy Transportation Co. Ltd.	19,838,564	11,282
^	Greentown Service Group Co. Ltd.	12,136,676	11,107
	Times China Holdings Ltd.	8,456,472	11,067
^	China Zhongwang Holdings Ltd.	21,638,420	10,881
	Greentown China Holdings Ltd.	12,161,033	10,877
	Dongyue Group Ltd.	16,332,881	10,480
	Kaisa Group Holdings Ltd.	31,870,537	10,256
2	CSC Financial Co. Ltd.	13,819,000	10,211
	Poly Property Group Co. Ltd.	28,781,784	10,204
	Lonking Holdings Ltd.	30,108,132	10,175
	Lao Feng Xiang Co. Ltd. Class B	2,965,449	10,164
	Xinjiang Goldwind Science & Technology Co. Ltd.	8,388,016	10,103
*,^	Ronshine China Holdings Ltd.	8,407,140	10,067
*	Ausnutria Dairy Corp. Ltd.	8,725,973	10,031
^	China Grand Pharmaceutical and Healthcare Holdings Ltd.	18,704,837	9,987
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	2,451,142	9,982
	Anhui Gujing Distillery Co. Ltd. Class B	1,787,775	9,854
	Greatview Aseptic Packaging Co. Ltd.	15,487,781	9,844
	China ZhengTong Auto Services Holdings Ltd.	18,438,969	9,792
^	China Maple Leaf Educational Systems Ltd.	22,562,043	9,742
	Tianneng Power International Ltd.	10,424,844	9,730
^	Skyworth Digital Holdings Ltd.	32,253,101	9,687
*	Sohu.com Ltd. ADR	467,525	9,678
*,2	Qingdao Port International Co. Ltd.	15,499,085	9,655
*,^	HengTen Networks Group Ltd.	294,825,925	9,581
*,^	Zhongyu Gas Holdings Ltd.	9,103,002	9,521
^	Fufeng Group Ltd.	21,346,105	9,496
*,2	Meitu Inc.	27,659,061	9,463
	Zhenro Properties Group Ltd.	13,752,701	9,453
	Yanlord Land Group Ltd.	9,988,104	9,444
^,2	Genertec Universal Medical Group Co. Ltd.	11,557,832	9,333
*,^	CMBC Capital Holdings Ltd.	228,058,260	9,086

	Chongqing Changan Automobile Co. Ltd. Class B	17,732,613	9,020
	Guangshen Railway Co. Ltd.	21,572,580	8,976
*	Digital China Holdings Ltd.	18,407,353	8,878
	China BlueChemical Ltd.	27,088,549	8,832
*,^	CAR Inc.	10,466,997	8,722
^	China Lesso Group Holdings Ltd.	15,464,683	8,658
	Xtep International Holdings Ltd.	13,057,209	8,445
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	20,732,393	8,435
	Powerlong Real Estate Holdings Ltd.	18,857,723	8,398
*	Bitauto Holdings Ltd. ADR	432,123	8,392
^	Jiayuan International Group Ltd.	17,234,505	8,313
^	Huadian Fuxin Energy Corp. Ltd.	36,450,083	8,289
2	Orient Securities Co. Ltd.	11,626,664	8,190
*,^	Tibet Water Resources Ltd.	22,116,410	8,063
*	Noah Holdings Ltd. ADR	171,013	8,038
*,^	China Education Group Holdings Ltd.	5,654,841	8,034
^	China Yongda Automobiles Services Holdings Ltd.	13,291,954	7,933
^,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	2,561,803	7,921
	CIMC Enric Holdings Ltd.	9,018,794	7,858
^	Hopson Development Holdings Ltd.	8,567,625	7,857
	Yuexiu Transport Infrastructure Ltd.	10,169,499	7,847
	Bosideng International Holdings Ltd.	40,818,695	7,809
	China Suntien Green Energy Corp. Ltd.	27,789,177	7,579
	China Dongxiang Group Co. Ltd.	49,452,042	7,517
^	China Overseas Property Holdings Ltd.	21,542,341	7,487
^	China South City Holdings Ltd.	49,536,288	7,480
	Landing International Development Ltd.	22,542,217	7,456
	China International Marine Containers Group Co. Ltd.	6,829,843	7,319
*,2	China Metal Resources Utilization Ltd.	13,065,235	7,251
*,^	COSCO SHIPPING Development Co. Ltd.	61,824,382	7,133
*	Jiangxi Bank Co. Ltd.	8,509,971	7,010
^	China Overseas Grand Oceans Group Ltd.	18,082,608	6,997
	Tongda Group Holdings Ltd.	51,075,935	6,940
*,2	A-Living Services Co. Ltd.	5,208,567	6,926
^,2	Red Star Macalline Group Corp. Ltd.	7,386,536	6,914
*	Skyfame Realty Holdings Ltd.	42,087,791	6,884
	Huaxin Cement Co. Ltd. Class B	3,719,081	6,797
*,^	JinkoSolar Holding Co. Ltd. ADR	404,167	6,733
	Sinopec Kantons Holdings Ltd.	14,268,024	6,548
*,^	Lifetech Scientific Corp.	29,865,844	6,472
	Vinda International Holdings Ltd.	3,690,724	6,470
^	Beijing Jingneng Clean Energy Co. Ltd.	29,514,009	6,446
^	NetDragon Websoft Holdings Ltd.	3,468,870	6,323
*	Consun Pharmaceutical Group Ltd.	8,340,521	6,289
^,2	Zhou Hei Ya International Holdings Co. Ltd.	13,952,096	6,284
	China Machinery Engineering Corp.	12,715,223	6,265
2	China Everbright Greentech Ltd.	7,878,581	6,255
	Shanghai Baosight Software Co. Ltd. Class B	3,473,510	6,255
^,2	China Yuhua Education Corp. Ltd.	15,366,155	6,217
^	China Resources Medical Holdings Co. Ltd.	8,766,780	6,136
*,^	Jinchuan Group International Resources Co. Ltd.	70,832,755	6,076
	Shandong Chenming Paper Holdings Ltd. Class B	11,121,408	6,029
	Beijing Capital Land Ltd.	14,246,357	5,944
^	Harbin Electric Co. Ltd.	11,046,312	5,918
	Livzon Pharmaceutical Group Inc.	1,832,080	5,898
*,^	Zhuguang Holdings Group Co. Ltd.	34,778,292	5,819
	Texhong Textile Group Ltd.	4,326,031	5,801

	Yantai Changyu Pioneer Wine Co. Ltd. Class B	2,962,632	5,746
*	Wise Talent Information Technology Co. Ltd.	1,689,665	5,642
	Changyou.com Ltd. ADR	266,318	5,393
^	China High Speed Transmission Equipment Group Co. Ltd.	5,215,199	5,390
*	Fang Holdings Ltd. ADR	3,171,754	5,360
	Hisense Home Appliances Group Co. Ltd.	5,207,000	5,334
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,083,734	5,264
*,2	China Logistics Property Holdings Co. Ltd.	18,820,678	5,258
*,^	Sogou Inc. ADR	817,933	5,235
*,^	Qudian Inc. ADR	980,758	5,208
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	5,766,341	5,160
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	20,174,220	5,107
*,§	SMI Holdings Group Ltd.	17,016,452	5,074
^,2	Redco Group	12,790,261	5,054
	China Shineway Pharmaceutical Group Ltd.	4,284,115	5,025
	China Lilang Ltd.	5,550,135	4,915
^	Bank of Chongqing Co. Ltd.	8,093,074	4,890
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,091,292	4,814
*,^	Comba Telecom Systems Holdings Ltd.	20,777,913	4,794
*	Leyou Technologies Holdings Ltd.	17,133,857	4,777
*,2	Yixin Group Ltd.	18,518,942	4,713
	Dazhong Transportation Group Co. Ltd. Class B	10,167,546	4,635
	JNBY Design Ltd.	3,082,652	4,619
	West China Cement Ltd.	31,877,562	4,565
^	Xinhua Winshare Publishing and Media Co. Ltd.	6,195,093	4,466
	China Foods Ltd.	10,861,510	4,402
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	2,171,838	4,350
*,2	Haichang Ocean Park Holdings Ltd.	20,740,638	4,265
	Luthai Textile Co. Ltd. Class B	3,577,983	4,257
^	PAX Global Technology Ltd.	9,562,564	4,194
^	Anhui Expressway Co. Ltd.	6,540,244	4,175
	China Oil & Gas Group Ltd.	60,438,997	4,098
2	Cosmo Lady China Holdings Co. Ltd.	11,673,766	4,093
	CSG Holding Co. Ltd. Class B	12,925,241	4,086
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	3,627,467	4,037
*	Beijing Enterprises Clean Energy Group Ltd.	261,147,509	4,035
	Dah Chong Hong Holdings Ltd.	10,853,430	4,003
*,^	Dongfang Electric Corp. Ltd.	5,277,396	3,945
^	Global Cord Blood Corp.	623,800	3,917
	Huangshan Tourism Development Co. Ltd. Class B	3,249,500	3,883
^,2	Ozner Water International Holding Ltd.	17,979,097	3,882
	Sany Heavy Equipment International Holdings Co. Ltd.	11,612,315	3,864
	TCL Electronics Holdings Ltd.	8,023,670	3,817
*	COSCO Shipping International Singapore Co. Ltd.	13,722,101	3,742
	BOE Technology Group Co. Ltd. Class B	14,085,376	3,737
^	Sichuan Expressway Co. Ltd.	11,466,237	3,678
^	Shandong Chenming Paper Holdings Ltd.	6,288,407	3,678
	Guangdong Provincial Expressway Development Co. Ltd. Class B	4,638,800	3,678
*,^	O-Net Technologies Group Ltd.	7,486,762	3,621
*	Hi Sun Technology China Ltd.	24,539,814	3,587
^	Wasion Holdings Ltd.	6,779,133	3,556
^	Tiangong International Co. Ltd.	16,639,901	3,547
*,^	China Water Industry Group Ltd.	19,344,651	3,504
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,455,011	3,446
	Central China Securities Co. Ltd.	14,642,165	3,371
	Weifu High-Technology Group Co. Ltd. Class B	1,798,502	3,368
*,§	Coolpad Group Ltd.	36,535,772	3,352

	Guangdong Electric Power Development Co. Ltd. Class B	10,348,650	3,347
	Xingda International Holdings Ltd.	11,496,907	3,345
^	Enerchina Holdings Ltd.	52,154,817	3,333
	Fantasia Holdings Group Co. Ltd.	22,700,480	3,313
	Shanghai Highly Group Co. Ltd. Class B	4,032,020	3,253
^	Grand Baoxin Auto Group Ltd.	10,547,672	3,252
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,601,846	3,213
	Shanghai Huayi Group Co. Ltd. Class B	3,623,553	3,195
	Greenland Hong Kong Holdings Ltd.	10,627,686	3,105
^	Q Technology Group Co. Ltd.	5,487,882	3,103
*,§,2	Tianhe Chemicals Group Ltd.	20,635,827	3,077
	Wisdom Education International Holdings Co. Ltd.	7,487,268	3,059
^	CITIC Resources Holdings Ltd.	33,988,695	3,005
^	Colour Life Services Group Co. Ltd.	5,291,430	2,988
^	Chaowei Power Holdings Ltd.	7,627,076	2,949
	Hangzhou Steam Turbine Co. Ltd. Class B	3,656,684	2,943
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,282,526	2,935
2	Tian Ge Interactive Holdings Ltd.	6,997,524	2,915
	SIIC Environment Holdings Ltd.	12,150,447	2,895
^	Dongjiang Environmental Co. Ltd.	2,693,014	2,829
	Shanghai Industrial Urban Development Group Ltd.	16,659,184	2,818
	Concord New Energy Group Ltd.	66,715,929	2,813
*,^	Beijing Gas Blue Sky Holdings Ltd.	88,898,916	2,805
*	Sinofert Holdings Ltd.	23,787,522	2,798
	China Fangda Group Co. Ltd. Class B	6,025,958	2,783
	Shandong Airlines Co. Ltd. Class B	1,872,902	2,757
*	Shougang Concord International Enterprises Co. Ltd.	101,623,942	2,757
	Qingling Motors Co. Ltd.	10,669,928	2,750
*,2	Cogobuy Group	7,322,087	2,720
	Shanghai Diesel Engine Co. Ltd. Class B	4,684,740	2,706
	Dalian Port PDA Co. Ltd.	20,279,334	2,692
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	3,387,924	2,674
	Sinosoft Technology Group Ltd.	9,437,148	2,666
	China Merchants Land Ltd.	16,102,112	2,658
^	CPMC Holdings Ltd.	5,471,681	2,614
*	China Shanshui Cement Group Ltd.	10,738,000	2,600
^	Beijing North Star Co. Ltd.	8,800,624	2,587
	Minmetals Land Ltd.	14,183,439	2,562
2	Everbright Securities Co. Ltd.	2,841,724	2,542
*,^	Sinopec Oilfield Service Corp.	29,665,650	2,541
*,^	Yashili International Holdings Ltd.	15,127,044	2,516
	China National Accord Medicines Corp. Ltd. Class B	701,773	2,420
	Shanghai Bailian Group Co. Ltd. Class B	2,473,433	2,395
	China Electronics Optics Valley Union Holding Co. Ltd.	37,604,192	2,379
*	China Yurun Food Group Ltd.	16,737,569	2,357
*,^	Huayi Tencent Entertainment Co. Ltd.	93,550,675	2,321
	Tianjin Port Development Holdings Ltd.	19,496,838	2,318
	Shanghai Haixin Group Co. Class B	5,216,025	2,317
*,^,§	Hanergy Thin Film Power Group Ltd.	84,704,000	2,274
^	Dawnrays Pharmaceutical Holdings Ltd.	11,340,485	2,259
*,§	China Huiyuan Juice Group Ltd.	8,667,863	2,231
*	AVIC International Holding HK Ltd.	84,794,729	2,227
	INESA Intelligent Tech Inc. Class B	3,875,874	2,125
	361 Degrees International Ltd.	9,582,802	2,078
	Weiqiao Textile Co.	5,780,467	2,060
*	China Modern Dairy Holdings Ltd.	16,872,701	2,042
	Ajisen China Holdings Ltd.	7,116,740	2,030

*,^	Carnival Group International Holdings Ltd.	136,193,087	2,029
*	Shang Gong Group Co. Ltd. Class B	3,017,296	2,013
*	Glorious Property Holdings Ltd.	41,518,599	2,006
	China Aerospace International Holdings Ltd.	28,298,811	1,989
*,^,§	National Agricultural Holdings Ltd.	13,075,708	1,983
	Eastern Communications Co. Ltd. Class B	3,670,300	1,961
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,945,132	1,888
*,§	Mingfa Group International Co. Ltd.	7,645,063	1,841
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	3,030,228	1,834
*	Sinolink Worldwide Holdings Ltd.	25,553,301	1,802
*,^	Tianjin Capital Environmental Protection Group Co. Ltd.	4,527,863	1,797
	Tianjin Development Holdings Ltd.	4,947,975	1,790
	Guorui Properties Ltd.	9,460,772	1,725
	Foshan Electrical and Lighting Co. Ltd. Class B	3,602,818	1,659
*,^	Phoenix Media Investment Holdings Ltd.	16,848,093	1,637
	China Power Clean Energy Development Co. Ltd.	4,612,809	1,628
*	PW Medtech Group Ltd.	10,720,189	1,571
	China Everbright Water Ltd.	5,688,700	1,549
*	Huadian Energy Co. Ltd. Class B	5,838,934	1,504
*	China Minsheng Financial Holding Corp. Ltd.	60,927,573	1,501
*	Hybrid Kinetic Group Ltd.	247,175,044	1,487
*	Xunlei Ltd. ADR	426,439	1,475
*	Lianhua Supermarket Holdings Co. Ltd.	9,078,457	1,475
*	First Tractor Co. Ltd.	6,024,294	1,473
^	CT Environmental Group Ltd.	29,669,400	1,461
	Launch Tech Co. Ltd.	1,921,176	1,452
	Shanghai Jinjiang International Travel Co. Ltd. Class B	838,358	1,421
*	Capital Environment Holdings Ltd.	61,688,632	1,398
	China Merchants Port Group Co. Ltd. Class B	1,171,547	1,386
	Xiamen International Port Co. Ltd.	8,895,482	1,373
*	Kama Co. Ltd. Class B	2,970,300	1,361
*,§	China Fiber Optic Network System Group Ltd.	14,959,600	1,334
	Poly Culture Group Corp. Ltd.	988,939	1,294
	Bengang Steel Plates Co. Ltd. Class B	4,804,741	1,271
*	Renhe Commercial Holdings Co. Ltd.	32,781,845	1,254
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	3,316,001	1,207
*	V1 Group Ltd.	36,349,824	1,185
*,^	Chongqing Iron & Steel Co. Ltd.	6,870,526	1,134
*,^	Chiho Environmental Group Ltd.	5,709,154	1,092
2	Beijing Urban Construction Design & Development Group Co. Ltd.	2,723,420	1,081
^	China Electronics Huada Technology Co. Ltd.	12,401,938	1,080
*	SRE Group Ltd.	63,538,843	1,032
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	1,977,434	997
	Jinzhou Port Co. Ltd. Class B	2,549,944	941
*,^	FDG Electric Vehicles Ltd.	132,868,135	936
	Jiangling Motors Corp. Ltd. Class B	944,312	911
*	Xinjiang Xinxin Mining Industry Co. Ltd.	10,015,089	911
	Maoye International Holdings Ltd.	12,608,710	903
2	Kangda International Environmental Co. Ltd.	7,317,079	862
	Hilong Holding Ltd.	8,252,648	854
	Chongqing Machinery & Electric Co. Ltd.	11,233,277	831
2	Shengjing Bank Co. Ltd.	1,880,872	830
	China Singyes Solar Technologies Holdings Ltd.	6,321,005	824
*,§	Anxin-China Holdings Ltd.	16,568,000	813
*	China Beidahuang Industry Group Holdings Ltd.	43,255,707	781
*,§	Tech Pro Technology Development Ltd.	87,171,600	755
*	North Mining Shares Co. Ltd.	174,983,366	714

*	Zhonglu Co. Ltd. Class B	912,811	610
*,§	Boshiwa International Holding Ltd.	2,777,000	595
	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,739,160	506
	Changhong Meiling Co. Ltd. Class B	1,551,236	474
*	China Chengtong Development Group Ltd.	20,358,993	469
*	China Minsheng DIT Group Ltd.	27,088,437	358
	Changchai Co. Ltd. Class B	1,218,053	351
	Fiyta Holdings Ltd. Class B	550,432	340
	Dalian Refrigeration Co. Ltd. Class B	1,254,649	332
*,§	China Lumena New Materials Corp.	13,488,000	215
*,§	Hua Han Health Industry Holdings Ltd.	13,393,764	205
*,^,§	Dynasty Fine Wines Group Ltd.	1,342,000	197
*	Silk Road Logistics Holdings Ltd.	19,896,167	175
*,^	Rentian Technology Holdings Ltd.	50,369,589	148
*,§	Real Gold Mining Ltd.	1,345,000	143
*,§	Trony Solar Holdings Co. Ltd.	1,562,000	125
*	Tongda Hong Tai Holdings Ltd.	424,934	72
*	China Dynamics Holdings Ltd.	3,860,000	49
*	MIE Holdings Corp.	5,303,116	42
*	EverChina International Holdings Co. Ltd.	1,202,249	38
*	China Rare Earth Holdings Ltd.	991,950	37
*,^,§	Midas Holdings Ltd.	16,595,800	—
*,^,§	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*	China Soft Power Technology Holdings Ltd.	11,513	—
*,§	China Metal Recycling Holdings Ltd.	2,568,000	—
*,§	China Longevity Group Co. Ltd.	1,027,000	—
			24,679,330
Colombia (0.1%)
	Bancolombia SA ADR	1,596,586	71,208
	Ecopetrol SA	54,573,858	51,322
	Grupo de Inversiones Suramericana SA	3,978,774	44,183
	Bancolombia SA	2,943,803	31,609
	Interconexion Electrica SA ESP	6,320,729	28,336
	Grupo Aval Acciones y Valores Preference Shares	60,701,337	20,918
	Bancolombia SA Preference Shares	1,817,463	20,112
	Banco Davivienda SA Preference Shares	1,483,346	17,026
	Ecopetrol SA ADR	870,301	16,405
	Almacenes Exito SA	2,970,441	13,489
	Grupo de Inversiones Suramericana SA Preference Shares	1,137,010	12,114
	Corp Financiera Colombiana SA	1,358,925	8,316
	Avianca Holdings SA Preference Shares	5,373,367	2,977
*	CEMEX Latam Holdings SA	1,993,598	2,799
	Grupo Aval Acciones y Valores SA ADR	250,337	1,735
			342,549
Czech Republic (0.0%)
	CEZ AS	2,478,028	62,554
	Komercni banka as	1,190,134	47,986
2	Moneta Money Bank AS	8,720,573	29,661
^	O2 Czech Republic AS	871,796	9,456
	Philip Morris CR AS	5,463	3,513
*,^	PFNonwovens SA	5,853	217
			153,387
Denmark (1.1%)
	Novo Nordisk A/S Class B	25,953,102	1,216,320
	Vestas Wind Systems A/S	3,039,218	251,232
	DSV A/S	2,760,751	220,331

	Danske Bank A/S	10,123,095	187,554
	Coloplast A/S Class B	2,021,908	184,700
	Carlsberg A/S Class B	1,613,137	184,679
2	Orsted A/S	2,283,072	164,981
	Chr Hansen Holding A/S	1,495,539	142,025
	AP Moller - Maersk A/S Class B	99,461	133,018
	Novozymes A/S	3,145,813	131,549
*	Genmab A/S	846,056	123,333
	GN Store Nord A/S	2,064,267	88,983
	AP Moller - Maersk A/S Class A	66,527	83,053
	ISS A/S	2,827,045	80,121
	Pandora A/S	1,562,175	67,842
	Ambu A/S Class B	2,517,015	67,054
	Royal Unibrew A/S	779,957	58,741
*	William Demant Holding A/S	1,665,437	52,612
	Tryg A/S	1,914,026	48,833
	SimCorp A/S	605,311	47,772
	H Lundbeck A/S	912,151	40,052
	Jyske Bank A/S	1,009,504	37,870
	FLSmidth & Co. A/S	772,990	36,230
	Topdanmark A/S	655,318	31,222
	Rockwool International A/S Class B	98,150	26,325
	Sydbank A/S	982,705	22,715
	Dfds A/S	465,485	21,976
	Schouw & Co. A/S	197,643	15,995
*	Nilfisk Holding A/S	414,284	15,313
*,^	ALK-Abello A/S	98,795	15,276
2	Scandinavian Tobacco Group A/S	1,027,282	13,291
*,^	Bavarian Nordic A/S	509,823	11,879
*,2	Netcompany Group A/S	346,617	11,670
	Spar Nord Bank A/S	1,156,453	9,817
	Alm Brand A/S	961,626	8,278
*	Bang & Olufsen A/S	532,255	7,821
*,^	NKT A/S	407,834	7,382
*	D/S Norden A/S	403,137	5,634
	Matas A/S	461,910	5,246
	Solar A/S Class B	63,755	2,696
*,§	OW Bunker A/S	129,331	—
			3,881,421
Egypt (0.1%)
	Commercial International Bank Egypt SAE	16,584,029	77,820
	Eastern Tobacco	13,380,070	12,754
	ElSewedy Electric Co.	11,480,562	11,481
*	Egyptian Financial Group-Hermes Holding Co.	10,408,047	10,063
	Talaat Moustafa Group	15,202,463	9,792
*	Global Telecom Holding SAE	38,351,644	9,731
	Egypt Kuwait Holding Co. SAE	5,998,543	7,567
	Orascom Construction plc	849,957	5,135
	Abou Kir Fertilizers & Chemical Industries	3,369,739	4,442
	Juhayna Food Industries	6,733,347	4,378
	Telecom Egypt Co.	4,565,673	3,608
*	Six of October Development & Investment	3,831,591	3,412
*	Ezz Steel Co. SAE	2,667,541	3,042
*	Medinet Nasr Housing	7,788,818	2,945
*	Palm Hills Developments SAE	20,416,503	2,689
*	Pioneers Holding for Financial Investments SAE	6,943,410	2,559
	Alexandria Mineral Oils Co.	7,152,317	2,314

	Heliopolis Housing	1,851,030	1,953
	Sidi Kerir Petrochemicals Co.	1,549,940	1,558
	Oriental Weavers	2,225,268	1,377
*	Orascom Investment Holding	33,175,829	1,092
*	Orascom Investment Holding GDR	1,591,123	239
			179,951
Finland (0.9%)
	Nokia Oyj	85,434,877	539,753
*	Nordea Bank Abp (XSTO)	48,220,505	438,869
	Sampo Oyj Class A	7,478,375	342,627
	Kone Oyj Class B	5,940,896	288,867
	UPM-Kymmene Oyj	8,131,373	236,151
	Neste Oyj	2,115,231	193,800
	Fortum Oyj	6,580,898	149,571
	Stora Enso Oyj	8,508,075	114,454
	Wartsila OYJ Abp	6,945,077	113,405
	Elisa Oyj	2,183,354	91,347
	Amer Sports Oyj	1,760,147	78,130
	Nokian Renkaat Oyj	2,053,312	68,313
	Kesko Oyj Class B	1,042,918	60,013
	Orion Oyj Class B	1,562,594	55,240
	Metso Oyj	1,637,031	48,159
	Huhtamaki Oyj	1,429,739	47,124
	Valmet Oyj	2,034,836	45,847
	Konecranes Oyj Class A	1,100,433	38,104
	Tieto Oyj	1,129,491	32,396
	Cargotec Oyj Class B	742,364	24,817
	Outokumpu Oyj	4,686,267	20,254
	DNA Oyj	941,052	19,827
	Metsa Board Oyj	2,605,287	18,965
	Kemira Oyj	1,348,106	16,397
^	YIT Oyj	2,473,246	15,993
^	Citycon Oyj	6,108,855	12,494
	Cramo Oyj	611,501	11,684
	Sanoma Oyj	1,143,841	11,118
*	Outotec Oyj	2,342,007	9,614
	Uponor Oyj	810,648	9,228
*	Caverion Oyj	1,417,830	8,692
	Finnair Oyj	806,804	6,768
	Ramirent Oyj	979,523	6,715
	Raisio Oyj	1,933,503	5,938
	Oriola Oyj	1,852,196	4,609
	F-Secure Oyj	1,462,940	4,349
*	Nordea Bank Abp (XHEL)	263,793	2,406
*,^	Stockmann OYJ Abp Class B	604,759	1,371
			3,193,409
France (6.3%)
	TOTAL SA	38,394,389	2,104,843
	Sanofi	16,566,613	1,439,948
	LVMH Moet Hennessy Louis Vuitton SE	3,796,204	1,217,834
	Airbus SE	8,385,350	966,505
	BNP Paribas SA	16,563,589	780,583
	L’Oreal SA	3,143,245	757,608
	AXA SA	29,470,547	683,433
	Air Liquide SA	5,537,951	672,311
	Danone SA	9,144,398	665,460

	Safran SA	5,047,049	663,134
	Vinci SA	7,092,437	624,073
^	Kering SA	1,132,702	568,081
^	EssilorLuxottica SA	4,429,598	561,143
	Schneider Electric SE	7,804,683	555,087
	Pernod Ricard SA	3,227,334	535,462
	Orange SA	29,238,843	453,510
	Engie SA	24,986,715	400,574
	Vivendi SA	14,620,702	372,816
	Societe Generale SA	11,037,064	344,133
	Cie Generale des Etablissements Michelin SCA	2,701,571	293,453
	Hermes International	469,839	281,572
	Capgemini SE	2,385,424	263,437
	Cie de Saint-Gobain	7,537,993	260,124
	Dassault Systemes SE	2,015,464	252,604
	Legrand SA	4,073,855	241,364
	Peugeot SA	8,297,064	208,718
	Renault SA	2,842,458	201,148
	Credit Agricole SA	17,405,694	198,800
	Publicis Groupe SA	3,207,860	195,874
	Thales SA	1,527,181	168,892
	Carrefour SA	8,538,431	168,856
	TechnipFMC plc	6,996,655	162,508
	Veolia Environnement SA	7,604,503	160,652
	STMicroelectronics NV	9,657,770	154,082
	Teleperformance	874,493	150,502
	Edenred	3,619,532	146,581
	Accor SA	3,107,868	135,166
^	Sodexo SA	1,254,384	130,584
	Atos SE	1,410,991	128,655
	L’Oreal SA Loyalty Line	532,666	128,387
	Electricite de France SA	7,156,610	118,461
	Gecina SA	805,809	118,425
*	Ubisoft Entertainment SA	1,296,018	115,018
	Valeo SA	3,645,553	114,047
	Bouygues SA	3,128,014	110,712
	SES SA Class A	5,364,986	109,346
	Eiffage SA	1,156,303	108,331
	Air Liquide SA (Prime de fidelite)	872,042	105,866
	Klepierre SA	3,074,299	105,354
	Arkema SA	1,106,587	104,847
	Getlink SE	6,964,810	101,860
	SCOR SE	2,396,913	100,862
	Bureau Veritas SA	4,269,512	94,852
	Alstom SA	2,350,128	94,546
	Aeroports de Paris	433,472	82,924
	Rubis SCA	1,304,430	77,864
	Suez	5,627,903	72,132
	Eurofins Scientific SE	170,494	68,520
	Orpea	681,946	67,604
	Ipsen SA	525,773	66,162
	Natixis SA	12,861,834	65,931
2	Euronext NV	1,065,029	65,608
	Bollore SA	15,055,275	62,106
	SEB SA	376,385	57,715
	Covivio (XPAR)	562,778	57,525
	Eurazeo SE	757,820	56,327

	CNP Assurances	2,451,549	55,697
	Eutelsat Communications SA	2,593,452	54,999
	Wendel SA	447,649	54,549
	Rexel SA	4,672,166	53,275
	Dassault Aviation SA	35,631	52,979
	Ingenico Group SA	956,058	52,113
2	Amundi SA	878,258	50,533
	Faurecia SA	1,120,720	49,031
	Lagardere SCA	1,799,266	47,013
	BioMerieux	634,183	44,778
^	Remy Cointreau SA	385,340	44,749
	ICADE	507,992	42,778
	Iliad SA	369,291	42,281
	Alten SA	438,615	42,035
^	Casino Guichard Perrachon SA	843,267	41,492
*	Air France-KLM	3,241,727	40,780
	Sartorius Stedim Biotech	362,647	39,973
^	Societe BIC SA	393,970	39,457
^	Altran Technologies SA	3,520,785	33,260
	Elis SA	2,049,852	33,159
	JCDecaux SA	1,113,953	33,003
*,2	Worldline SA/France	607,223	32,560
	Nexity SA	667,257	31,164
	Imerys SA	576,275	30,363
	Gaztransport Et Technigaz SA	334,646	28,267
	SPIE SA	1,876,237	28,256
	Korian SA	712,713	25,351
	Cie Plastic Omnium SA	868,537	23,885
2	Elior Group SA	1,594,481	22,445
	Sopra Steria Group	220,784	22,325
*	CGG SA	10,914,269	20,512
*	SOITEC	254,465	19,543
*	Fnac Darty SA	263,092	18,529
2	ALD SA	1,205,042	17,489
2	Maisons du Monde SA	667,106	17,191
	Mercialys SA	981,988	15,064
	Metropole Television SA	981,835	15,008
*	Rothschild & Co.	430,350	14,235
^	Nexans SA	468,730	14,013
2	Europcar Mobility Group	1,579,838	13,904
	IPSOS	572,143	13,274
	Neopost SA	517,522	12,989
	Altarea SCA	62,583	12,942
	Television Francaise 1	1,587,610	12,871
	Coface SA	1,357,016	12,463
*	Covivio	120,723	12,291
	Trigano SA	122,621	11,855
	Vicat SA	236,397	11,822
^	Tarkett SA	497,194	10,812
*	Virbac SA	66,855	9,410
*,^	Genfit	451,265	9,296
	Eramet	133,309	9,289
	Akka Technologies	147,830	9,271
	Carmila SA	438,294	8,777
	Interparfums SA	173,799	8,702
*,^	Vallourec SA	4,628,748	8,315
	FFP	76,582	8,036

	LISI	240,179	7,605
	Albioma SA	337,866	7,574
	Beneteau SA	528,945	7,497
	Bonduelle SCA	203,742	7,336
	Sodexo SA - PRIME FIDELITE 2023	66,772	6,951
	Electricite de France SA (Foreign)	416,343	6,892
	Derichebourg SA	1,495,123	6,819
*,2	SMCP SA	367,911	6,699
	Mersen SA	198,253	6,486
*,^	Technicolor SA	5,519,255	6,175
	SEB SA Loyalty Line	39,123	5,999
	Vilmorin & Cie SA	90,996	5,913
	Manitou BF SA	181,034	5,515
^	Guerbet	81,427	5,273
*,^	DBV Technologies SA	362,580	4,808
*,2	X-Fab Silicon Foundries SE	779,256	4,644
^	Rallye SA	379,306	4,364
	Boiron SA	77,686	4,292
	GL Events	183,573	3,684
	Jacquet Metal Service SA	193,793	3,656
*,^	Pharmagest Inter@ctive	51,635	3,242
*	Etablissements Maurel et Prom	743,801	2,932
	Synergie SA	91,914	2,841
	Groupe Crit	43,220	2,555
	AKWEL	120,913	2,178
*,^	Bourbon Corp.	485,988	1,892
	Haulotte Group SA	167,459	1,634
	Esso SA Francaise	33,561	1,308
*	Stallergenes Greer plc	37,336	1,297
	Union Financiere de France BQE SA	44,919	1,142
*	Albioma SA Loyalty Line	42,824	960
			22,382,058
Germany (5.6%)
	SAP SE	14,788,133	1,529,184
	Allianz SE	6,445,463	1,367,563
	Siemens AG	11,730,111	1,287,952
	Bayer AG	14,266,719	1,081,368
	BASF SE	14,040,436	1,028,579
	Deutsche Telekom AG	49,195,282	799,965
	Daimler AG	13,237,548	784,186
	adidas AG	2,883,908	686,207
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,272,225	507,075
	Volkswagen AG Preference Shares	2,785,090	475,048
	Deutsche Post AG	14,851,136	438,649
	Bayerische Motoren Werke AG	4,917,418	414,298
	Vonovia SE	7,915,518	397,827
	Infineon Technologies AG	17,277,359	384,312
	Deutsche Boerse AG	2,851,361	379,656
	E.ON SE	33,051,655	367,418
	Fresenius SE & Co. KGaA	6,195,520	321,241
	Wirecard AG	1,745,133	289,377
	Deutsche Bank AG	31,401,739	279,143
	Deutsche Wohnen SE	5,419,927	270,768
	Continental AG	1,662,437	262,728
	Henkel AG & Co. KGaA Preference Shares	2,684,986	261,343
	Fresenius Medical Care AG & Co. KGaA	3,244,821	238,659
	Merck KGaA	1,971,796	207,039

	RWE AG	7,638,534	189,985
	MTU Aero Engines AG	788,166	169,964
	HeidelbergCement AG	2,269,693	157,171
	Porsche Automobil Holding SE Preference Shares	2,365,540	153,825
	Symrise AG	1,851,633	153,800
	Beiersdorf AG	1,532,299	153,387
2	Covestro AG	2,688,492	148,566
	Henkel AG & Co. KGaA	1,533,162	140,533
	Hannover Rueck SE	920,415	132,848
*	thyssenkrupp AG	7,119,888	126,537
*	QIAGEN NV	3,336,784	123,241
	LEG Immobilien AG	977,480	114,827
*	Commerzbank AG	15,923,622	114,609
	Brenntag AG	2,375,764	112,488
	Deutsche Lufthansa AG	3,577,761	90,325
*	Aroundtown SA	10,177,860	90,031
	Volkswagen AG	501,562	87,500
	Uniper SE	2,984,053	86,529
*,2	Siemens Healthineers AG	1,992,391	78,624
	Sartorius AG Preference Shares	523,419	78,574
2	Scout24 AG	1,660,945	78,088
	LANXESS AG	1,402,143	77,176
	HUGO BOSS AG	987,428	70,799
	GEA Group AG	2,550,661	70,273
	United Internet AG	1,767,054	70,111
	Puma SE	124,721	69,514
	Evonik Industries AG	2,536,712	69,376
	Rheinmetall AG	659,511	68,504
*	Knorr-Bremse AG	662,252	65,529
	Bayerische Motoren Werke AG Preference Shares	867,287	64,104
*,^,2	Zalando SE	2,085,875	63,648
	ProSiebenSat.1 Media SE	3,512,049	62,693
	KION Group AG	1,081,223	62,429
*,2	Delivery Hero SE	1,667,044	61,570
	OSRAM Licht AG	1,347,813	57,352
	K&S AG	2,918,985	56,847
	Fuchs Petrolub SE Preference Shares	1,187,276	55,696
*	MorphoSys AG	480,632	51,998
	TAG Immobilien AG	2,030,314	51,314
	Carl Zeiss Meditec AG	560,039	50,831
2	Innogy SE (Ordinary Shares)	1,045,193	49,520
*	Evotec AG	2,005,964	47,104
	HOCHTIEF AG	308,890	46,200
	METRO AG	2,580,838	43,676
	Fraport AG Frankfurt Airport Services Worldwide	550,931	43,543
	Grand City Properties SA	1,742,767	43,361
	Axel Springer SE	688,866	42,178
	Freenet AG	1,967,856	41,906
	TLG Immobilien AG	1,318,915	40,494
*	Innogy SE	906,832	38,829
	alstria office REIT-AG	2,563,987	38,588
	GRENKE AG	403,086	37,066
	Telefonica Deutschland Holding AG	10,381,810	36,397
	CTS Eventim AG & Co. KGaA	852,645	36,236
	Nemetschek SE	274,987	35,293
	Bechtle AG	424,520	33,779
*	Dialog Semiconductor plc	1,155,060	33,770

	Gerresheimer AG	482,549	32,679
	RTL Group SA	593,367	32,456
	Rational AG	51,060	32,030
	Hella GmbH & Co. KGaA	692,921	31,520
	Siltronic AG	317,201	31,514
	Duerr AG	757,177	31,013
	Aareal Bank AG	951,092	30,755
	Aurubis AG	557,230	30,517
	MAN SE	294,136	30,408
	1&1 Drillisch AG	710,705	29,571
	RWE AG Preference Shares	1,122,639	27,553
2	ADO Properties SA	450,935	27,070
	Software AG	738,403	26,828
	Deutsche EuroShop AG	854,179	26,582
	Fielmann AG	383,350	26,028
*,2	Rocket Internet SE	1,024,518	25,858
	Norma Group SE	488,210	25,822
*	Jenoptik AG	771,410	24,972
	Wacker Chemie AG	230,512	24,387
	Stabilus SA	382,407	23,888
	Talanx AG	615,461	22,869
	Jungheinrich AG Preference Shares	742,591	22,539
2	Deutsche Pfandbriefbank AG	1,956,806	22,102
	Sixt SE	236,569	21,525
	Stroeer SE & Co. KGaA	368,232	20,631
	CANCOM SE	519,505	20,167
	TUI AG (XETR)	1,278,422	19,476
	Suedzucker AG	1,194,964	19,425
	Leoni AG	515,822	19,111
	Krones AG	222,997	18,651
	Salzgitter AG	602,867	18,215
	CompuGroup Medical SE	350,475	17,449
	S&T AG	748,634	17,111
	FUCHS PETROLUB SE	389,334	17,096
*,^	AIXTRON SE	1,589,351	15,849
	Bilfinger SE	467,895	14,958
	PATRIZIA Immobilien AG	670,170	14,928
	Pfeiffer Vacuum Technology AG	106,410	14,912
*,2	DWS Group GmbH & Co. KGaA	539,634	14,521
	DMG Mori AG	270,238	13,579
	Deutz AG	1,894,222	13,488
	Indus Holding AG	269,317	13,362
	Sixt SE Preference Shares	204,829	13,108
	CECONOMY AG	2,773,147	13,027
2	Befesa SA	291,994	12,782
	XING SE	41,716	12,494
*	Hypoport AG	59,165	12,373
*,^	Nordex SE	1,018,300	11,615
*,^	zooplus AG	92,279	11,100
	Washtec AG	152,395	10,802
2	Hapag-Lloyd AG	411,760	10,396
	Koenig & Bauer AG	217,313	10,315
	Schaeffler AG Preference Shares	1,137,177	10,099
	RHOEN-KLINIKUM AG	379,896	9,906
	KWS Saat SE	30,247	9,553
	RIB Software SE	641,867	9,322
	Kloeckner & Co. SE	1,177,591	8,801

	Wacker Neuson SE	381,461	8,518
	Takkt AG	495,590	8,378
	Hamburger Hafen und Logistik AG	354,350	7,895
*	Isra Vision AG	233,367	7,879
*,^	Heidelberger Druckmaschinen AG	3,768,379	7,631
	Biotest AG Preference Shares	288,200	7,596
*	Varta AG	206,588	7,422
	DIC Asset AG	604,866	6,829
	Hornbach Holding AG & Co. KGaA	129,140	6,717
	Diebold Nixdorf AG	100,551	6,701
	Draegerwerk AG & Co. KGaA Preference Shares	115,711	6,426
	Deutsche Beteiligungs AG	158,474	6,191
*,^	SGL Carbon SE	750,045	6,166
*	Corestate Capital Holding SA	166,352	6,097
	Vossloh AG	129,499	6,089
	Bertrandt AG	68,818	5,904
	VTG AG	99,887	5,642
	Wuestenrot & Wuerttembergische AG	283,476	5,346
	BayWa AG	194,340	5,309
	comdirect bank AG	432,430	4,971
*,2	Tele Columbus AG	1,424,862	4,163
	ElringKlinger AG	459,388	4,043
	SMA Solar Technology AG	127,673	3,233
	Draegerwerk AG & Co. KGaA	50,612	2,443
	Hornbach Baumarkt AG	104,964	2,284
	CropEnergies AG	246,494	1,418
	H&R GmbH & Co. KGaA	115,072	1,053
			19,810,193
Greece (0.1%)
	Hellenic Telecommunications Organization SA	3,089,353	38,691
	OPAP SA	3,293,165	32,219
	JUMBO SA	1,593,172	26,036
	Motor Oil Hellas Corinth Refineries SA	863,358	21,536
*	Alpha Bank AE	21,292,317	21,364
*	Eurobank Ergasias SA	27,752,099	17,364
	Mytilineos Holdings SA	1,572,668	14,860
	Titan Cement Co. SA	629,181	14,132
	National Bank of Greece SA	8,261,723	9,286
	Hellenic Telecommunications Organization SA ADR	1,411,982	8,881
	Hellenic Petroleum SA	847,841	7,461
	Grivalia Properties REIC AE	692,354	6,717
*	GEK Terna Holding Real Estate Construction SA	1,127,415	5,585
	Terna Energy SA	612,459	4,185
	Holding Co. ADMIE IPTO SA	2,018,091	3,643
	Aegean Airlines SA	414,250	3,609
	Sarantis SA	402,930	3,405
	Hellenic Exchanges SA	750,570	3,142
*	Ellaktor SA	1,840,807	2,919
	Fourlis Holdings SA	573,307	2,860
*	Piraeus Bank SA	4,224,638	2,774
*	Viohalco SA	862,147	2,653
*,§	FF Group	468,068	2,572
*	LAMDA Development SA	354,888	2,480
*	Public Power Corp. SA	1,559,928	2,335
*,§	Cyprus Popular Bank PCL	12,597,118	—
			260,709

Hong Kong (2.6%)
	AIA Group Ltd.	184,735,078	1,668,068
	Hong Kong Exchanges & Clearing Ltd.	18,943,597	592,729
	CK Hutchison Holdings Ltd.	41,105,034	415,128
	Sun Hung Kai Properties Ltd.	21,721,061	364,318
	Link REIT	32,222,762	354,197
	CK Asset Holdings Ltd.	41,193,958	346,804
	Hong Kong & China Gas Co. Ltd.	136,675,640	297,003
	CLP Holdings Ltd.	25,089,462	292,219
	Hang Seng Bank Ltd.	11,070,627	254,701
	Galaxy Entertainment Group Ltd.	32,632,972	227,212
	Jardine Matheson Holdings Ltd.	3,216,992	215,200
	BOC Hong Kong Holdings Ltd.	54,867,453	212,003
	Sands China Ltd.	36,641,352	175,781
	New World Development Co. Ltd.	88,610,037	139,751
	Power Assets Holdings Ltd.	20,040,867	135,006
	Hongkong Land Holdings Ltd.	18,035,384	129,745
	Wharf Real Estate Investment Co. Ltd.	18,598,215	127,230
	China Mengniu Dairy Co. Ltd.	40,999,540	126,991
	MTR Corp. Ltd.	21,709,459	121,416
	Swire Pacific Ltd. Class A	9,506,849	112,592
	Techtronic Industries Co. Ltd.	19,148,370	111,780
2	WH Group Ltd.	127,908,471	109,686
	Jardine Strategic Holdings Ltd.	2,764,024	105,962
	Henderson Land Development Co. Ltd.	18,137,904	103,109
	Sino Land Co. Ltd.	47,812,883	85,981
	Wheelock & Co. Ltd.	12,890,576	82,637
	CK Infrastructure Holdings Ltd.	9,581,973	77,364
	Hang Lung Properties Ltd.	31,400,663	68,756
	Want Want China Holdings Ltd.	84,401,107	68,400
	AAC Technologies Holdings Inc.	10,606,989	66,573
	Bank of East Asia Ltd.	18,939,368	63,884
	Swire Properties Ltd.	16,171,642	63,121
2	Samsonite International SA	19,711,212	58,621
	Wharf Holdings Ltd.	19,247,250	58,175
	Wynn Macau Ltd.	22,208,980	54,517
	ASM Pacific Technology Ltd.	4,673,470	50,353
	Vitasoy International Holdings Ltd.	12,159,278	49,466
	NWS Holdings Ltd.	21,610,302	49,421
	Hysan Development Co. Ltd.	9,447,700	49,164
*,^	Semiconductor Manufacturing International Corp.	46,499,365	43,941
	Dairy Farm International Holdings Ltd.	4,603,811	41,663
	Hang Lung Group Ltd.	13,782,887	40,505
	Hopewell Holdings Ltd.	8,745,404	40,327
	Tingyi Cayman Islands Holding Corp.	28,804,374	40,114
	PCCW Ltd.	65,880,330	39,218
	Kerry Properties Ltd.	9,196,331	38,197
	Yue Yuen Industrial Holdings Ltd.	11,158,338	38,059
	Xinyi Glass Holdings Ltd.	31,068,801	37,843
	Minth Group Ltd.	10,672,672	37,343
	Sun Art Retail Group Ltd.	34,108,460	33,901
	SJM Holdings Ltd.	28,964,844	30,591
	Melco International Development Ltd.	12,400,150	29,098
	NagaCorp Ltd.	22,864,422	28,207
2	BOC Aviation Ltd.	3,272,976	27,830
	PRADA SPA	7,857,999	26,006
	VTech Holdings Ltd.	2,554,412	24,400

	Champion REIT	29,876,924	22,713
	Shangri-La Asia Ltd.	17,363,067	22,673
^	MGM China Holdings Ltd.	11,392,702	22,121
	IGG Inc.	13,971,024	21,251
	Xinyi Solar Holdings Ltd.	49,579,909	20,855
	Great Eagle Holdings Ltd.	4,203,154	19,476
	Nexteer Automotive Group Ltd.	12,576,405	19,040
	Fortune REIT (XHKG)	14,324,022	17,703
	HKBN Ltd.	10,772,675	16,654
	SITC International Holdings Co. Ltd.	17,919,277	16,453
	Uni-President China Holdings Ltd.	18,364,009	16,350
	First Pacific Co. Ltd.	36,301,430	15,745
	Luk Fook Holdings International Ltd.	5,356,700	15,571
	Li & Fung Ltd.	91,270,599	15,513
	Chow Tai Fook Jewellery Group Ltd.	16,994,899	15,178
	Cathay Pacific Airways Ltd.	9,568,723	14,730
	Hongkong & Shanghai Hotels Ltd.	10,154,490	14,369
	Cafe de Coral Holdings Ltd.	5,122,508	13,834
	Kerry Logistics Network Ltd.	8,637,407	13,546
	Haitong International Securities Group Ltd.	38,415,277	13,509
	Dah Sing Financial Holdings Ltd.	2,385,469	13,222
*	MMG Ltd.	35,681,246	13,154
	Yuexiu REIT	18,157,114	12,600
	United Energy Group Ltd.	80,677,260	12,572
	Pacific Basin Shipping Ltd.	63,056,803	12,521
	Shui On Land Ltd.	49,980,905	12,386
	Towngas China Co. Ltd.	15,192,210	12,107
	L’Occitane International SA	6,633,150	11,881
	Shougang Fushan Resources Group Ltd.	55,065,895	11,715
	Lifestyle International Holdings Ltd.	7,704,147	11,632
	Johnson Electric Holdings Ltd.	5,100,614	11,622
^	Man Wah Holdings Ltd.	23,636,239	11,149
	China Travel International Investment Hong Kong Ltd.	38,474,158	11,142
^	China Goldjoy Group Ltd.	221,070,689	10,622
	Value Partners Group Ltd.	14,193,904	10,548
	K Wah International Holdings Ltd.	18,676,415	10,301
	Shun Tak Holdings Ltd.	25,615,148	10,195
	Sunlight REIT	14,132,589	9,840
	Dah Sing Banking Group Ltd.	5,001,049	9,785
*,^,2	Razer Inc.	55,164,312	9,602
	Guotai Junan International Holdings Ltd.	47,102,316	8,275
	Mandarin Oriental International Ltd.	4,185,048	8,086
^	Gemdale Properties & Investment Corp. Ltd.	75,843,394	7,970
	Television Broadcasts Ltd.	4,250,934	7,947
	Giordano International Ltd.	15,738,197	7,922
	Lai Sun Development Co. Ltd.	4,606,466	7,690
	CITIC Telecom International Holdings Ltd.	20,983,810	7,647
	Hutchison Telecommunications Hong Kong Holdings Ltd.	18,618,280	7,377
	Chinese Estates Holdings Ltd.	6,102,799	7,035
	SmarTone Telecommunications Holdings Ltd.	5,881,417	6,983
*,^	Agritrade Resources Ltd.	34,300,396	6,980
	Pacific Textiles Holdings Ltd.	7,899,873	6,890
2	FIT Hon Teng Ltd.	14,553,819	6,642
	Far East Consortium International Ltd.	14,862,744	6,637
	SA Sa International Holdings Ltd.	17,149,000	6,541
	Prosperity REIT	15,607,276	6,268
	Road King Infrastructure Ltd.	3,435,785	6,249

	Microport Scientific Corp.	6,415,025	6,172
^,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	4,149,358	6,028
*,^,§	Superb Summit International Group Ltd.	32,112,957	5,975
^	Pou Sheng International Holdings Ltd.	30,660,676	5,944
	Huabao International Holdings Ltd.	12,851,899	5,880
	Chow Sang Sang Holdings International Ltd.	3,870,536	5,688
*	Esprit Holdings Ltd.	26,755,693	5,564
	Canvest Environmental Protection Group Co. Ltd.	10,323,504	5,382
*,^	HC Group Inc.	8,750,608	5,126
*,^	Global Brands Group Holding Ltd.	99,888,668	5,044
*,^	Zhaobangji Properties Holdings Ltd.	3,896,000	5,004
	CP Pokphand Co. Ltd.	58,640,412	4,719
*	COFCO Meat Holdings Ltd.	24,018,117	4,711
*,^	FIH Mobile Ltd.	42,310,226	4,600
*,^,§	Town Health International Medical Group Ltd.	51,896,341	4,563
	Dynam Japan Holdings Co. Ltd.	3,604,575	4,514
2	Regina Miracle International Holdings Ltd.	5,225,612	4,305
^,2	IMAX China Holding Inc.	1,638,557	4,191
*,^	NewOcean Energy Holdings Ltd.	12,939,624	4,176
	HKR International Ltd.	8,518,849	4,169
	Swire Pacific Ltd. Class B	2,330,669	4,165
^	China Harmony New Energy Auto Holding Ltd.	10,065,903	3,918
^	United Laboratories International Holdings Ltd.	6,796,220	3,871
^	Nan Hai Corp. Ltd.	174,813,001	3,845
2	Crystal International Group Ltd.	6,991,475	3,796
^	Spring REIT	8,150,289	3,733
	Sun Hung Kai & Co. Ltd.	7,795,927	3,692
*	Anton Oilfield Services Group	30,942,854	3,609
	Liu Chong Hing Investment Ltd.	2,311,678	3,560
	Inspur International Ltd.	7,173,176	3,522
^	Goodbaby International Holdings Ltd.	11,248,229	3,484
*,^	GCL New Energy Holdings Ltd.	81,394,496	3,372
*,^	China LNG Group Ltd.	23,155,355	3,312
	Macau Legend Development Ltd.	18,998,227	3,305
	Texwinca Holdings Ltd.	8,295,231	3,172
*,§	Convoy Global Holdings Ltd.	147,589,460	3,141
	Lee’s Pharmaceutical Holdings Ltd.	3,532,474	2,871
	Ju Teng International Holdings Ltd.	10,351,518	2,744
*,^	Truly International Holdings Ltd.	20,649,121	2,729
	Singamas Container Holdings Ltd.	19,328,448	2,627
*	We Solutions Ltd.	44,220,978	2,562
	Emperor Capital Group Ltd.	52,794,746	2,498
*	G-Resources Group Ltd.	310,093,524	2,378
*,^	Digital Domain Holdings Ltd.	188,894,294	2,367
*,^	Lifestyle China Group Ltd.	6,185,981	2,203
*,^	Panda Green Energy Group Ltd.	42,092,591	2,163
*,^	China Financial International Investments Ltd.	92,661,485	2,033
*,^	Honghua Group Ltd.	32,207,416	2,018
*	Beijing Enterprises Medical & Health Group Ltd.	63,937,574	1,968
^,2	CGN New Energy Holdings Co. Ltd.	13,674,804	1,915
*,^	KuangChi Science Ltd.	27,558,890	1,869
*,^	Hong Kong Television Network Ltd.	4,996,473	1,756
*,^	China Strategic Holdings Ltd.	212,274,976	1,736
*,^	China Silver Group Ltd.	14,540,167	1,453
	TPV Technology Ltd.	10,240,172	1,424
	Parkson Retail Group Ltd.	14,931,604	1,415
	Emperor Watch & Jewellery Ltd.	45,948,464	1,335

*	CST Group Ltd.	393,846,697	1,256
	EVA Precision Industrial Holdings Ltd.	12,615,674	1,209
^	Shenwan Hongyuan HK Ltd.	5,358,106	1,201
	Henderson Investment Ltd.	13,549,333	1,159
*,^	New Sports Group Ltd.	18,878,897	1,107
	China Baoli Technologies Holdings Ltd.	26,958,361	1,103
*	New World Department Store China Ltd.	4,634,461	1,010
*	Sunshine Oilsands Ltd.	53,628,107	883
*,^	China LotSynergy Holdings Ltd.	86,910,449	870
	BOE Varitronix Ltd.	3,334,217	867
	Yip’s Chemical Holdings Ltd.	2,720,409	858
*,^	Technovator International Ltd.	5,444,124	835
	Chong Hing Bank Ltd.	438,334	764
	Freeman FinTech Corp. Ltd.	14,447,354	731
*,§	Brightoil Petroleum Holdings Ltd.	25,187,768	642
*,^	Future World Financial Holdings Ltd.	104,362,150	547
*	Mei Ah Entertainment Group Ltd.	12,855,496	443
*,^,§	China Animal Healthcare Ltd.	4,917,000	330
*	Silver Base Group Holdings Ltd.	4,745,802	268
	Mega Expo Holdings Ltd.	405,000	209
*	Sincere Watch Hong Kong Ltd.	19,285,063	179
*	Good Resources Holdings Ltd.	7,378,020	170
*	Xinchen China Power Holdings Ltd.	1,964,442	108
*	Sino Oil And Gas Holdings Ltd.	5,081,112	90
*	Yanchang Petroleum International Ltd.	9,619,323	79
*,§	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,§	China Forestry Holdings Co. Ltd.	3,050,000	—
			9,201,560
Hungary (0.1%)
	OTP Bank Nyrt	3,490,266	143,986
	MOL Hungarian Oil & Gas plc	6,508,411	78,086
	Richter Gedeon Nyrt	2,166,647	46,271
	Magyar Telekom Telecommunications plc	5,634,319	9,521
*	Opus Global Nyrt	1,412,038	2,346
			280,210
India (2.4%)
	Reliance Industries Ltd.	47,471,675	822,312
	Housing Development Finance Corp. Ltd.	26,259,647	711,603
	Infosys Ltd.	58,012,279	611,337
	Tata Consultancy Services Ltd.	13,744,987	389,892
*	Axis Bank Ltd.	27,381,019	278,978
	Hindustan Unilever Ltd.	10,808,680	267,950
	ITC Ltd.	44,742,135	175,519
	Maruti Suzuki India Ltd.	1,848,245	173,083
	HCL Technologies Ltd.	8,483,941	120,170
*	State Bank of India	24,109,115	99,914
	Sun Pharmaceutical Industries Ltd.	16,713,408	99,775
	Bajaj Finance Ltd.	2,633,517	95,651
	Larsen & Toubro Ltd.	5,138,065	95,082
	Oil & Natural Gas Corp. Ltd.	47,071,715	93,698
	Mahindra & Mahindra Ltd.	9,318,301	89,370
	Asian Paints Ltd.	4,393,327	87,456
	Bharti Airtel Ltd.	19,545,633	84,264
	UltraTech Cement Ltd.	1,601,867	79,404
	Bharat Petroleum Corp. Ltd.	15,314,088	74,661
	Tech Mahindra Ltd.	7,177,278	74,055

	Yes Bank Ltd.	25,949,213	71,243
	Coal India Ltd.	22,412,556	70,933
	JSW Steel Ltd.	18,151,429	70,353
	Vedanta Ltd.	24,903,443	69,509
	Titan Co. Ltd.	4,760,813	66,735
	Indian Oil Corp. Ltd.	33,381,682	64,436
	UPL Ltd.	5,498,377	60,967
	NTPC Ltd.	30,159,045	59,302
	Wipro Ltd.	11,075,019	57,614
	Nestle India Ltd.	352,807	57,125
	Godrej Consumer Products Ltd.	5,622,083	56,076
	Hero MotoCorp Ltd.	1,509,297	55,600
	Eicher Motors Ltd.	203,686	54,596
	Bharti Infratel Ltd.	13,156,257	54,237
	Adani Ports & Special Economic Zone Ltd.	10,710,976	51,184
	Dabur India Ltd.	8,079,110	50,422
	Bajaj Finserv Ltd.	585,783	50,319
	Grasim Industries Ltd.	4,953,736	50,296
	Bajaj Auto Ltd.	1,342,395	48,322
	Indiabulls Housing Finance Ltd.	4,962,834	46,608
	Aurobindo Pharma Ltd.	4,021,412	44,622
	Zee Entertainment Enterprises Ltd.	8,179,283	43,850
	Lupin Ltd.	3,377,089	41,633
	Hindalco Industries Ltd.	13,793,629	40,639
*	Britannia Industries Ltd.	876,988	39,490
*	Tata Motors Ltd.	15,124,377	38,856
	GAIL India Ltd.	8,256,226	38,645
	Piramal Enterprises Ltd.	1,299,931	37,287
	Havells India Ltd.	3,682,659	37,052
	Shriram Transport Finance Co. Ltd.	2,574,111	36,854
	Cipla Ltd.	4,984,036	36,316
	Marico Ltd.	7,025,544	36,270
	Ambuja Cements Ltd.	12,008,112	35,486
	Dr Reddy’s Laboratories Ltd.	926,315	35,460
*,2	Avenue Supermarts Ltd.	1,801,199	34,920
	United Spirits Ltd.	4,527,714	34,460
	Wipro Ltd. ADR	5,565,824	31,670
	Power Grid Corp. of India Ltd.	11,727,204	31,160
	Hindustan Petroleum Corp. Ltd.	9,370,140	30,912
	Tata Steel Ltd.	4,433,098	29,851
	Bosch Ltd.	111,299	29,558
	Pidilite Industries Ltd.	1,871,748	29,527
	Motherson Sumi Systems Ltd.	14,399,720	28,546
	Shree Cement Ltd.	128,339	28,367
	Federal Bank Ltd.	22,483,544	27,261
2	ICICI Lombard General Insurance Co. Ltd.	2,170,861	26,939
	Mahindra & Mahindra Financial Services Ltd.	4,577,060	26,128
	Divi’s Laboratories Ltd.	1,230,404	26,106
	Apollo Hospitals Enterprise Ltd.	1,380,522	25,775
	Mindtree Ltd.	2,039,303	25,700
*,2	HDFC Life Insurance Co. Ltd.	4,870,317	25,526
	LIC Housing Finance Ltd.	3,949,745	25,021
	Page Industries Ltd.	75,191	24,765
2	InterGlobe Aviation Ltd.	1,464,458	24,474
	Container Corp. Of India Ltd.	2,546,236	23,536
	Info Edge India Ltd.	932,993	22,983
	Petronet LNG Ltd.	7,034,486	22,567

*	Bharat Financial Inclusion Ltd.	1,616,267	21,571
	IIFL Holdings Ltd.	3,525,012	21,369
	IDFC First Bank Ltd.	32,717,995	20,879
	United Breweries Ltd.	1,026,839	20,670
	Ashok Leyland Ltd.	17,833,696	20,454
	Biocon Ltd.	2,205,323	20,174
*,2	SBI Life Insurance Co. Ltd.	2,401,443	20,142
	Bharat Forge Ltd.	2,877,513	20,024
	Glenmark Pharmaceuticals Ltd.	2,166,470	19,897
	Siemens Ltd.	1,350,195	19,599
	Colgate-Palmolive India Ltd.	1,082,346	19,502
	Jubilant Foodworks Ltd.	1,085,069	19,288
*	Future Retail Ltd.	3,164,726	19,172
2	ICICI Prudential Life Insurance Co. Ltd.	4,687,114	18,911
	Crompton Greaves Consumer Electricals Ltd.	6,239,267	18,802
	Rajesh Exports Ltd.	2,109,610	18,008
2	AU Small Finance Bank Ltd.	2,183,552	17,978
	Oracle Financial Services Software Ltd.	330,138	17,671
	REC Ltd.	9,936,219	17,480
	Cadila Healthcare Ltd.	3,815,649	17,156
	Mphasis Ltd.	1,188,303	16,781
	Torrent Pharmaceuticals Ltd.	645,738	16,549
	GlaxoSmithKline Consumer Healthcare Ltd.	158,237	16,361
	Bajaj Holdings & Investment Ltd.	406,225	16,285
*	Vodafone Idea Ltd.	38,231,231	16,202
	NMDC Ltd.	11,787,301	16,112
	Berger Paints India Ltd.	3,513,898	15,789
	Alkem Laboratories Ltd.	585,613	15,493
	DLF Ltd.	6,471,700	15,084
	Tata Power Co. Ltd.	14,985,699	15,072
*	State Bank of India GDR	360,065	14,989
	MRF Ltd.	16,954	14,647
	ABB India Ltd.	812,957	14,579
	ACC Ltd.	697,486	13,989
	Power Finance Corp. Ltd.	9,486,310	13,855
	Indian Hotels Co. Ltd.	6,888,474	13,788
	L&T Finance Holdings Ltd.	7,335,679	13,622
	TVS Motor Co. Ltd.	1,884,119	13,276
	Hindustan Zinc Ltd.	3,566,819	13,099
	Natco Pharma Ltd.	1,338,847	13,078
*	Bank of Baroda	8,056,284	12,799
	Dr Reddy’s Laboratories Ltd. ADR	331,974	12,678
	Voltas Ltd.	1,656,653	12,646
	Bharat Heavy Electricals Ltd.	13,792,542	12,587
	NHPC Ltd.	35,556,270	12,526
	AIA Engineering Ltd.	546,440	12,365
	Edelweiss Financial Services Ltd.	5,654,054	12,295
	City Union Bank Ltd.	4,503,980	12,114
*	Adani Transmission Ltd.	3,994,763	12,033
	Cummins India Ltd.	1,081,267	12,009
	Kansai Nerolac Paints Ltd.	1,896,243	11,925
*	Max Financial Services Ltd.	2,056,903	11,539
	Apollo Tyres Ltd.	3,979,228	11,468
*	Jindal Steel & Power Ltd.	5,751,428	10,986
*	IDBI Bank Ltd.	14,056,346	10,984
	Jubilant Life Sciences Ltd.	1,106,938	10,984
	Bharat Electronics Ltd.	9,042,392	10,679

2	Larsen & Toubro Infotech Ltd.	427,641	10,616
	Muthoot Finance Ltd.	1,496,218	10,540
	Indiabulls Ventures Ltd.	2,189,206	10,539
*	Steel Authority of India Ltd.	15,799,450	10,490
*,2	Bandhan Bank Ltd.	1,838,402	10,483
	Tata Global Beverages Ltd.	3,636,587	10,444
	Exide Industries Ltd.	3,261,561	10,433
	CESC Ltd.	1,063,755	10,398
*	Fortis Healthcare Ltd.	5,445,968	10,390
	Sun TV Network Ltd.	1,323,233	9,889
	Gillette India Ltd.	107,668	9,867
	Emami Ltd.	1,697,046	9,799
	PI Industries Ltd.	813,276	9,768
	Oil India Ltd.	4,122,886	9,733
	Cholamandalam Investment and Finance Co. Ltd.	579,820	9,590
*,§	Odisha Cement Ltd.	617,546	9,465
*	Adani Power Ltd.	14,252,793	9,181
	Oberoi Realty Ltd.	1,385,152	8,679
*	Godrej Properties Ltd.	823,994	8,613
	Manappuram Finance Ltd.	6,537,022	8,504
	Godrej Industries Ltd.	1,199,252	8,499
	PVR Ltd.	375,514	8,494
	Arvind Ltd.	2,075,595	8,439
	Whirlpool of India Ltd.	394,404	8,376
*	Aditya Birla Fashion and Retail Ltd.	2,825,735	8,346
*	Tata Motors Ltd. Class A	6,267,182	8,284
	Castrol India Ltd.	3,704,782	8,281
	Indraprastha Gas Ltd.	2,053,889	8,207
	Balkrishna Industries Ltd.	711,510	8,128
*	Canara Bank	2,296,765	8,121
	Escorts Ltd.	859,656	7,999
*,2	PNB Housing Finance Ltd.	619,956	7,890
	HEG Ltd.	232,373	7,862
	GRUH Finance Ltd.	2,669,312	7,856
	Adani Enterprises Ltd.	4,049,540	7,840
	Kajaria Ceramics Ltd.	1,016,705	7,704
	Ramco Cements Ltd.	908,725	7,684
	Tata Communications Ltd.	1,075,906	7,525
	Varun Beverages Ltd.	646,546	7,491
	NCC Ltd.	6,667,414	7,478
	Bayer CropScience Ltd.	121,026	7,455
	Reliance Infrastructure Ltd.	1,953,164	7,409
	Sanofi India Ltd.	80,671	7,343
	Supreme Industries Ltd.	524,230	7,336
	Sundaram Finance Ltd.	369,128	7,297
*	Bank of India	4,984,033	7,251
*	Punjab National Bank	6,520,349	7,137
	Pfizer Ltd.	164,987	7,065
	Ipca Laboratories Ltd.	648,751	7,029
	Phoenix Mills Ltd.	821,488	6,963
*	GMR Infrastructure Ltd.	32,425,124	6,955
	KRBL Ltd.	1,447,475	6,803
	Torrent Power Ltd.	1,889,750	6,584
	Hexaware Technologies Ltd.	1,361,010	6,580
	SRF Ltd.	231,106	6,551
	Thermax Ltd.	420,543	6,485
	Coromandel International Ltd.	982,552	6,228

	National Aluminium Co. Ltd.	7,216,771	6,069
	NBCC India Ltd.	7,308,516	6,048
	Graphite India Ltd.	712,204	5,682
*,2	HDFC Asset Management Co. Ltd.	292,946	5,631
2	Syngene International Ltd.	674,569	5,512
	Dewan Housing Finance Corp. Ltd.	2,870,169	5,511
	Amara Raja Batteries Ltd.	523,718	5,498
*,2	Eris Lifesciences Ltd.	616,351	5,447
	Ajanta Pharma Ltd.	377,750	5,434
2	Endurance Technologies Ltd.	334,584	5,422
	Karur Vysya Bank Ltd.	4,287,703	5,319
	Alembic Pharmaceuticals Ltd.	634,766	5,304
	Century Textiles & Industries Ltd.	472,846	5,286
	Reliance Capital Ltd.	1,921,323	5,263
	Sterlite Technologies Ltd.	1,507,135	5,242
*,2	Quess Corp. Ltd.	589,816	5,218
	Gujarat State Petronet Ltd.	2,051,297	5,087
	Vakrangee Ltd.	8,255,561	5,024
	Persistent Systems Ltd.	576,891	4,895
	Sundram Fasteners Ltd.	654,750	4,871
*	JSW Energy Ltd.	5,115,031	4,828
	Radico Khaitan Ltd.	830,446	4,799
	Mahanagar Gas Ltd.	370,213	4,796
	Welspun India Ltd.	5,630,064	4,785
	Indian Bank	1,427,370	4,544
	IRB Infrastructure Developers Ltd.	2,196,342	4,477
	Care Ratings Ltd.	318,726	4,449
*	Union Bank of India	3,780,667	4,422
	TI Financial Holdings Ltd.	704,512	4,418
*	Mahindra CIE Automotive Ltd.	1,326,046	4,403
	Prestige Estates Projects Ltd.	1,520,869	4,291
	Karnataka Bank Ltd.	2,524,581	4,273
*	Gujarat Gas Ltd.	2,378,020	4,263
	Motilal Oswal Financial Services Ltd.	470,734	4,220
	WABCO India Ltd.	47,880	4,198
2	Dr Lal PathLabs Ltd.	275,735	4,186
*	Just Dial Ltd.	620,894	4,180
	Bombay Burmah Trading Co.	243,543	4,138
	Strides Pharma Science Ltd.	628,914	4,093
	Engineers India Ltd.	2,565,902	4,072
	Gujarat Fluorochemicals Ltd.	334,054	4,062
	Ceat Ltd.	262,110	4,013
*	Adani Gas Ltd.	3,086,997	4,013
	eClerx Services Ltd.	260,876	3,943
	Thomas Cook India Ltd.	1,250,105	3,924
	Jain Irrigation Systems Ltd.	4,504,163	3,882
	KPIT Technologies Ltd.	2,376,222	3,831
	Kaveri Seed Co. Ltd.	441,112	3,743
	Symphony Ltd.	223,851	3,664
*	Equitas Holdings Ltd.	2,130,690	3,608
	Chambal Fertilizers and Chemicals Ltd.	1,433,896	3,564
	Blue Dart Express Ltd.	78,659	3,536
	Bajaj Consumer Care Ltd.	697,480	3,480
	Sobha Ltd.	521,000	3,471
	GE T&D India Ltd.	828,110	3,427
*	Oriental Bank of Commerce	2,530,042	3,421
	Gujarat Pipavav Port Ltd.	2,855,755	3,420

	Sadbhav Engineering Ltd.	1,228,508	3,400
*	CG Power and Industrial Solutions Ltd.	6,360,905	3,374
	Minda Industries Ltd.	820,272	3,238
	JM Financial Ltd.	2,928,527	3,201
	PTC India Ltd.	2,805,579	3,091
*	Allahabad Bank	4,611,180	2,942
*	TV18 Broadcast Ltd.	6,376,218	2,933
	Finolex Cables Ltd.	501,450	2,932
*	Reliance Power Ltd.	7,775,424	2,898
	Tata Chemicals Ltd.	303,782	2,886
	Mangalore Refinery & Petrochemicals Ltd.	3,005,465	2,879
*	Balrampur Chini Mills Ltd.	1,988,487	2,865
	Cox & Kings Ltd.	1,299,599	2,854
	Jindal Saw Ltd.	2,298,590	2,842
*	Sun Pharma Advanced Research Co. Ltd.	1,266,674	2,806
	South Indian Bank Ltd.	14,999,886	2,785
	Redington India Ltd.	2,666,259	2,761
	Avanti Feeds Ltd.	545,139	2,743
	Welspun Corp. Ltd.	1,859,943	2,734
*,§	KPIT Engineering Ltd.	2,376,222	2,728
*	Syndicate Bank	5,158,107	2,691
	Raymond Ltd.	252,937	2,686
	Great Eastern Shipping Co. Ltd.	626,641	2,667
*	Wockhardt Ltd.	419,199	2,608
	GlaxoSmithKline Pharmaceuticals Ltd.	129,544	2,571
*	Reliance Communications Ltd.	15,335,489	2,549
*	Suzlon Energy Ltd.	38,025,547	2,521
	Vijaya Bank	4,027,819	2,503
	Repco Home Finance Ltd.	438,359	2,481
*	Indiabulls Real Estate Ltd.	2,361,057	2,451
*	Hindustan Construction Co. Ltd.	13,301,325	2,317
	PC Jeweller Ltd.	2,218,978	2,306
	India Cements Ltd.	1,915,520	2,275
2	Laurus Labs Ltd.	427,803	2,234
	Multi Commodity Exchange of India Ltd.	223,465	2,218
	IDFC Ltd.	3,932,622	2,197
2	Dilip Buildcon Ltd.	482,482	2,185
	Dish TV India Ltd.	6,536,196	2,182
	Vedanta Ltd. ADR	193,008	2,156
*	Central Bank of India	4,896,313	2,150
*	IFCI Ltd.	10,898,424	2,091
	Rain Industries Ltd.	1,111,266	1,873
*	Housing Development & Infrastructure Ltd.	4,959,497	1,836
	GE Power India Ltd.	164,724	1,789
*	Sintex Plastics Technology Ltd.	5,712,540	1,653
*	DEN Networks Ltd.	1,542,785	1,554
	VA Tech Wabag Ltd.	349,766	1,471
*	Jammu & Kashmir Bank Ltd.	2,537,800	1,466
*	Spencer’s Retail Ltd.	577,691	1,415
*	Jaiprakash Associates Ltd.	15,201,896	1,395
*	RattanIndia Power Ltd.	25,500,612	1,298
*	Corp Bank	3,429,258	1,269
*	Andhra Bank	3,504,126	1,249
	Gujarat Mineral Development Corp. Ltd.	1,026,009	1,232
	Srei Infrastructure Finance Ltd.	2,934,826	1,224
	Gateway Distriparks Ltd.	842,519	1,222
*	CESC Ventures Ltd.	192,563	1,158

*	Indian Overseas Bank	5,532,962	1,071
*	Jet Airways India Ltd.	300,938	1,009
*	Tata Motors Ltd. ADR	76,625	1,001
*	Shipping Corp. of India Ltd.	1,530,257	880
	McLeod Russel India Ltd.	629,420	861
	Infosys Ltd. ADR	76,136	822
*	UCO Bank	2,956,646	796
	Reliance Home Finance Ltd.	1,577,613	789
*	Bajaj Hindusthan Sugar Ltd.	6,042,092	686
	Sintex Industries Ltd.	4,935,664	680
*	Shree Renuka Sugars Ltd.	3,830,798	553
*	Unitech Ltd.	24,900,450	545
	Marksans Pharma Ltd.	1,232,055	445
*,§	Cox & Kings Financial Service Ltd.	361,648	331
*	Solara Active Pharma Sciences Ltd.	60,655	330
*	Adani Green Energy Ltd.	374,119	188
*	TeamLease Services Ltd.	3,296	123
	Sundaram Finance Holdings Ltd.	51,305	66
*	JITF Infralogistics Ltd.	127,987	30
*	Rolta India Ltd.	323,220	24
*,§	Chennai Super Kings Cricket Ltd.	951,110	—
			8,636,538
Indonesia (0.6%)
	Bank Central Asia Tbk PT	147,442,337	298,263
	Bank Rakyat Indonesia Persero Tbk PT	808,615,001	224,140
	Telekomunikasi Indonesia Persero Tbk PT	708,763,808	197,801
	Astra International Tbk PT	309,930,577	188,020
	Bank Mandiri Persero Tbk PT	283,232,771	151,791
	Bank Negara Indonesia Persero Tbk PT	114,079,127	74,432
	Unilever Indonesia Tbk PT	17,687,338	63,287
	Charoen Pokphand Indonesia Tbk PT	111,117,334	58,899
	Gudang Garam Tbk PT	7,212,222	43,200
	United Tractors Tbk PT	23,295,679	42,964
	Semen Indonesia Persero Tbk PT	44,856,248	40,763
	Indah Kiat Pulp & Paper Corp. Tbk PT	40,042,310	37,494
	Hanjaya Mandala Sampoerna Tbk PT	136,014,034	37,318
	Indofood Sukses Makmur Tbk PT	66,672,981	37,085
	Kalbe Farma Tbk PT	288,295,106	33,041
	Bank Danamon Indonesia Tbk PT	46,358,800	30,232
	Perusahaan Gas Negara Persero Tbk	160,410,875	29,631
	Indocement Tunggal Prakarsa Tbk PT	20,390,986	28,110
	Indofood CBP Sukses Makmur Tbk PT	34,433,695	26,615
	Adaro Energy Tbk PT	198,835,629	19,871
	Bukit Asam Tbk PT	61,636,548	19,070
*	Pabrik Kertas Tjiwi Kimia Tbk PT	19,374,905	18,772
	Matahari Department Store Tbk PT	35,229,202	17,709
	Pakuwon Jati Tbk PT	337,929,967	15,742
	Ciputra Development Tbk PT	212,979,685	14,897
	Ace Hardware Indonesia Tbk PT	101,156,644	12,322
	Jasa Marga Persero Tbk PT	34,475,359	12,200
	Summarecon Agung Tbk PT	157,997,672	11,721
	Surya Citra Media Tbk PT	85,168,525	11,524
	Bank Tabungan Negara Persero Tbk PT	57,875,059	11,403
	Barito Pacific Tbk PT	58,716,571	10,997
*	Bumi Serpong Damai Tbk PT	114,492,759	10,938
	Tower Bersama Infrastructure Tbk PT	28,700,959	10,120
	Indo Tambangraya Megah Tbk PT	6,165,805	10,084

	AKR Corporindo Tbk PT	26,106,675	9,836
*	Kresna Graha Investama Tbk PT	216,458,533	9,613
	Waskita Karya Persero Tbk PT	67,248,869	9,549
	Aneka Tambang Tbk	133,635,069	9,281
*	XL Axiata Tbk PT	53,852,860	8,362
*	Vale Indonesia Tbk PT	29,884,180	8,289
*	Medco Energi Internasional Tbk PT	109,422,786	7,941
*	Trada Alam Minera Tbk PT	493,933,252	7,513
	Mitra Adiperkasa Tbk PT	101,392,074	7,295
	Wijaya Karya Persero Tbk PT	46,398,587	6,316
	PP Persero Tbk PT	35,869,552	6,029
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	35,169,501	5,874
	Astra Agro Lestari Tbk PT	5,654,145	5,669
	Lippo Karawaci Tbk PT	276,157,891	5,527
*	Sentul City Tbk PT	605,223,156	5,354
*	Panin Financial Tbk PT	231,948,969	5,061
	Media Nusantara Citra Tbk PT	78,410,351	4,758
	Ramayana Lestari Sentosa Tbk PT	39,774,373	4,474
	Link Net Tbk PT	14,225,082	4,441
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	40,638,605	4,278
*	Alam Sutera Realty Tbk PT	152,210,646	3,882
	Timah Tbk PT	36,294,144	3,349
	Adhi Karya Persero Tbk PT	25,344,630	2,973
	Global Mediacom Tbk PT	93,217,298	2,458
*	Eagle High Plantations Tbk PT	157,913,837	2,263
	Semen Baturaja Persero TBK PT	18,070,282	2,102
	Surya Semesta Internusa Tbk PT	53,757,202	1,878
*	Agung Podomoro Land Tbk PT	122,587,215	1,669
*	Krakatau Steel Persero Tbk PT	46,278,680	1,638
*	Intiland Development Tbk PT	67,697,594	1,560
	Bekasi Fajar Industrial Estate Tbk PT	67,288,180	1,264
	Salim Ivomas Pratama Tbk PT	33,543,802	1,225
*	Siloam International Hospitals Tbk PT	5,074,293	1,172
*	Kawasan Industri Jababeka Tbk PT	34,776,299	648
*	Medco Energi Internasional Tbk PT Warrants Expire 12/11/2020	23,126,700	626
*	Lippo Cikarang Tbk PT	2,290,623	391
*,§	Berlian Laju Tanker Tbk PT	25,926,000	364
	Sampoerna Agro PT	1,483,798	245
*	Matahari Putra Prima Tbk PT	14,501,318	189
*	Bakrie and Brothers Tbk PT	5,967,850	21
			2,015,833
Ireland (0.2%)
	Kerry Group plc Class A	2,226,331	227,329
	Kingspan Group plc	2,286,410	93,512
	Bank of Ireland Group plc	14,093,225	84,568
	Glanbia plc	3,011,075	57,541
	AIB Group plc	12,065,649	54,015
	Dalata Hotel Group plc	2,830,742	18,508
	C&C Group plc	4,749,982	17,978
	Green REIT plc	10,805,919	17,885
*	Cairn Homes plc (XLON)	10,492,704	15,610
	Hibernia REIT plc	10,162,035	15,281
	Irish Continental Group plc	2,431,785	13,220
	Origin Enterprises plc	1,809,310	11,843
*	Permanent TSB Group Holdings plc	1,695,196	3,189
*	Cairn Homes plc (XDUB)	789,997	1,174

*,§	Irish Bank Resolution Corp. Ltd.	698,992	—
			631,653
Israel (0.4%)
*	Teva Pharmaceutical Industries Ltd.	13,614,727	270,794
	Bank Leumi Le-Israel BM	22,796,286	150,715
	Bank Hapoalim BM	16,672,719	113,011
*	Nice Ltd.	941,546	103,802
	Israel Discount Bank Ltd. Class A	18,134,076	64,137
	Israel Chemicals Ltd.	10,438,429	60,586
	Elbit Systems Ltd.	363,854	45,071
	Mizrahi Tefahot Bank Ltd.	2,027,672	37,720
	Azrieli Group Ltd.	557,536	29,683
	Bezeq The Israeli Telecommunication Corp. Ltd.	31,663,711	25,397
	Paz Oil Co. Ltd.	156,806	23,455
*	Tower Semiconductor Ltd.	1,503,507	22,451
	First International Bank Of Israel Ltd.	806,786	19,103
	Alony Hetz Properties & Investments Ltd.	1,588,365	16,815
	Israel Corp. Ltd.	55,145	15,911
	Strauss Group Ltd.	623,409	15,144
*	Airport City Ltd.	1,072,799	14,144
	Delek Group Ltd.	80,467	14,041
	Gazit-Globe Ltd.	1,456,330	11,915
	Harel Insurance Investments & Financial Services Ltd.	1,706,561	11,909
	Shufersal Ltd.	1,687,200	11,903
	Melisron Ltd.	253,082	11,657
*	Oil Refineries Ltd.	22,666,740	11,042
	Phoenix Holdings Ltd.	1,840,231	10,346
	Reit 1 Ltd.	2,468,665	10,207
*	Nova Measuring Instruments Ltd.	407,672	10,144
	Amot Investments Ltd.	1,824,931	9,624
*	Clal Insurance Enterprises Holdings Ltd.	600,780	8,836
	Jerusalem Oil Exploration	123,778	7,783
*	Teva Pharmaceutical Industries Ltd. ADR	351,238	6,972
*	Jerusalem Economy Ltd.	2,362,913	6,557
*	Partner Communications Co. Ltd.	1,408,186	6,390
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	108,118	5,876
	IDI Insurance Co. Ltd.	105,874	5,823
	Electra Ltd.	23,182	5,468
*	Shikun & Binui Ltd.	2,978,891	5,446
	Matrix IT Ltd.	440,099	5,337
	Hilan Ltd.	210,668	5,253
	Shapir Engineering and Industry Ltd.	1,455,830	5,109
	Sella Capital Real Estate Ltd.	2,911,823	4,994
	Migdal Insurance & Financial Holding Ltd.	5,095,618	4,670
	Formula Systems 1985 Ltd.	112,640	4,532
*	Gilat Satellite Networks Ltd.	466,279	4,469
*	Africa Israel Properties Ltd.	173,676	4,375
*	Brack Capital Properties NV	43,698	4,322
	AudioCodes Ltd.	297,533	4,202
	Kenon Holdings Ltd.	228,538	4,164
	Bayside Land Corp.	8,622	4,125
	Menora Mivtachim Holdings Ltd.	326,602	3,984
*	Cellcom Israel Ltd. (Registered)	749,867	3,962
	Delta Galil Industries Ltd.	122,720	3,553
	Naphtha Israel Petroleum Corp. Ltd.	477,216	3,243
	Big Shopping Centers Ltd.	51,002	3,166
*	Allot Ltd.	434,870	3,022

*	Kamada Ltd.	446,523	2,356
	Delek Automotive Systems Ltd.	515,113	2,332
	Norstar Holdings Inc.	124,982	1,629
	Property & Building Corp. Ltd.	11,528	953
*	Evogene Ltd.	362,556	821
*	B Communications Ltd.	157,300	681
*,^	Cellcom Israel Ltd.	96,644	518
*	Ceragon Networks Ltd.	56,737	251
			1,285,901
Italy (1.7%)
	Enel SPA	118,646,204	717,095
	Eni SPA	38,147,514	646,829
	Intesa Sanpaolo SPA (Registered)	230,896,092	528,324
	UniCredit SPA	34,126,432	394,521
	Assicurazioni Generali SPA	19,715,562	345,169
*	Fiat Chrysler Automobiles NV	16,791,187	287,332
	Ferrari NV	1,918,363	238,858
	Atlantia SPA	8,131,474	192,466
	Snam SPA	34,628,371	165,363
	CNH Industrial NV	15,252,402	149,913
	Terna Rete Elettrica Nazionale SPA	21,568,193	132,927
	EXOR NV	1,626,029	103,956
	Moncler SPA	2,608,932	98,187
*	Telecom Italia SPA (Registered)	155,423,841	86,479
	Prysmian SPA	4,008,032	86,106
	Tenaris SA	6,694,359	84,090
	Mediobanca Banca di Credito Finanziario SPA	9,244,259	80,562
	Davide Campari-Milano SPA	8,662,217	77,827
	FinecoBank Banca Fineco SPA	6,041,972	65,701
2	Poste Italiane SPA	7,029,275	60,535
	Leonardo SPA	5,946,349	57,621
	Recordati SPA	1,468,891	53,228
	Telecom Italia SPA (Bearer)	103,248,430	50,525
	Italgas SPA	7,546,890	45,693
*,^	Banco BPM SPA	23,173,478	44,984
*,2	Pirelli & C SPA	6,602,115	43,154
	A2A SPA	23,560,672	42,990
	Hera SPA	12,411,616	41,946
*	Saipem SPA	8,608,458	40,925
^	Unione di Banche Italiane SPA	15,489,066	39,741
	Interpump Group SPA	1,220,027	39,306
	Unipol Gruppo SPA	7,399,091	33,877
	Amplifon SPA	1,785,387	31,986
	DiaSorin SPA	349,173	31,975
2	Infrastrutture Wireless Italiane SPA	3,629,274	28,892
	Brembo SPA	2,419,728	27,641
	Cerved Group SPA	2,965,501	26,101
	Iren SPA	10,136,904	24,862
	De’ Longhi SPA	993,390	24,786
	Banca Mediolanum SPA	3,870,538	23,614
	Azimut Holding SPA	1,854,073	23,518
	Societa Cattolica di Assicurazioni SC	2,513,460	23,193
^	UnipolSai Assicurazioni SPA	9,085,796	22,680
	Buzzi Unicem SPA	1,108,660	21,180
	Salvatore Ferragamo SPA	1,040,012	20,858
	Banca Generali SPA	878,905	20,734
	BPER Banca	5,886,236	19,948

2	Enav SPA	3,895,956	19,945
	Brunello Cucinelli SPA	515,506	18,642
2	Anima Holding SPA	4,451,361	18,314
	Banca Popolare di Sondrio SCPA	6,738,839	17,980
	Saras SPA	8,412,531	17,925
	Autogrill SPA	1,939,274	17,444
	Reply SPA	314,498	17,435
2	Technogym SPA	1,502,323	17,420
	IMA Industria Macchine Automatiche SPA	259,975	17,236
	ERG SPA	836,790	16,395
	Societa Iniziative Autostradali e Servizi SPA	1,057,811	16,281
*,^	Mediaset SPA	4,777,916	15,702
	ASTM SPA	521,190	12,506
	MARR SPA	493,568	11,812
	Tamburi Investment Partners SPA	1,550,457	10,835
	Parmalat SPA	3,200,911	10,439
^	Tod’s SPA	209,293	9,741
	Danieli & C Officine Meccaniche SPA Savings Shares	598,287	9,709
	ACEA SPA	626,721	9,580
*,^	Juventus Football Club SPA	5,615,321	9,263
	Maire Tecnimont SPA	2,268,367	9,105
	Datalogic SPA	303,796	8,213
	Fincantieri SPA	7,070,901	8,184
2	doBank SPA	568,237	7,759
	Buzzi Unicem SPA Savings Shares	608,690	7,418
2	RAI Way SPA	1,444,145	7,346
2	Banca Farmafactoring SPA	1,193,025	6,993
*,2	Carel Industries SPA	632,863	6,873
	Credito Emiliano SPA	1,126,719	6,421
*,^	Banca Monte dei Paschi di Siena SPA	4,188,420	5,934
	Piaggio & C SPA	2,520,871	5,790
	Banca IFIS SPA	280,750	5,398
^	Salini Impregilo SPA	2,375,749	5,226
	CIR-Compagnie Industriali Riunite SPA	4,099,847	4,751
	Biesse SPA	203,075	4,739
	Immobiliare Grande Distribuzione SIIQ SPA	662,684	4,690
	Cementir Holding SPA	668,732	4,556
	Zignago Vetro SPA	424,983	4,452
*,^,2	OVS SPA	2,844,634	4,340
	Italmobiliare SPA	186,331	4,144
	Cairo Communication SPA	936,529	4,078
2	Gima TT SPA	494,446	3,984
	Danieli & C Officine Meccaniche SPA	168,394	3,471
*	Arnoldo Mondadori Editore SPA	1,691,478	3,269
*	Rizzoli Corriere Della Sera Mediagroup SPA	1,753,389	2,918
	Cofide SPA	4,004,639	2,272
	DeA Capital SPA	1,248,063	1,915
*,^	Safilo Group SPA	1,964,526	1,807
^	Geox SPA	1,007,072	1,499
*	Credito Valtellinese SPA	3,625,152	271
*,§	Gemina SPA CVR Expire 12/31/2049	315,232	—
			5,890,618
Japan (17.2%)
	Toyota Motor Corp.	38,691,255	2,381,451
	Mitsubishi UFJ Financial Group Inc.	193,285,605	1,036,769
	SoftBank Group Corp.	13,024,029	1,025,822
	Sony Corp.	19,319,878	968,060

	Takeda Pharmaceutical Co. Ltd.	21,135,408	853,305
	Honda Motor Co. Ltd.	26,684,827	801,131
	Sumitomo Mitsui Financial Group Inc.	20,167,970	750,288
	Keyence Corp.	1,375,196	707,697
	KDDI Corp.	27,129,919	677,831
	Mizuho Financial Group Inc.	386,934,428	635,098
	Central Japan Railway Co.	2,751,385	594,636
	Mitsubishi Corp.	19,618,183	574,974
	Shin-Etsu Chemical Co. Ltd.	6,231,255	525,398
	East Japan Railway Co.	5,626,858	521,327
	Kao Corp.	7,263,047	513,486
	Seven & i Holdings Co. Ltd.	11,769,842	512,494
	FANUC Corp.	2,968,215	504,839
	Tokio Marine Holdings Inc.	10,174,531	498,203
	Nintendo Co. Ltd.	1,640,512	497,548
	Recruit Holdings Co. Ltd.	18,258,988	490,081
	Japan Tobacco Inc.	18,263,142	462,345
	NTT DOCOMO Inc.	19,221,001	461,819
	Canon Inc.	15,712,560	451,897
	Hitachi Ltd.	14,109,620	443,867
	Daikin Industries Ltd.	4,042,500	437,565
	Murata Manufacturing Co. Ltd.	2,900,857	435,755
	Astellas Pharma Inc.	29,333,261	435,254
	Nidec Corp.	3,567,443	429,014
	Nippon Telegraph & Telephone Corp.	9,879,930	424,720
	Mitsui & Co. Ltd.	25,778,873	421,173
	ITOCHU Corp.	21,559,665	395,495
	Mitsubishi Electric Corp.	30,133,488	379,178
	Komatsu Ltd.	13,972,963	367,938
	Bridgestone Corp.	9,425,971	362,819
	Fast Retailing Co. Ltd.	782,729	359,199
	Shiseido Co. Ltd.	5,921,607	352,257
	Mitsui Fudosan Co. Ltd.	14,424,752	350,447
	Tokyo Electron Ltd.	2,381,455	347,742
	Suzuki Motor Corp.	6,551,003	342,097
	Daiichi Sankyo Co. Ltd.	9,708,214	336,758
	Hoya Corp.	5,608,060	325,477
	Denso Corp.	7,044,428	324,020
	Daiwa House Industry Co. Ltd.	9,931,015	321,977
	Panasonic Corp.	32,624,766	319,469
	Mitsubishi Estate Co. Ltd.	18,016,849	319,105
	Eisai Co. Ltd.	4,026,411	312,637
*	Softbank Corp.	24,431,220	301,227
	ORIX Corp.	19,577,577	295,305
	Oriental Land Co. Ltd.	2,870,049	294,277
	Kirin Holdings Co. Ltd.	12,288,815	293,382
	SMC Corp.	885,243	292,172
	Toshiba Corp.	8,967,226	283,963
	Terumo Corp.	4,921,708	280,991
	Dai-ichi Life Holdings Inc.	16,984,592	275,779
	Kubota Corp.	16,990,630	269,370
	Shionogi & Co. Ltd.	4,320,056	266,451
	Sumitomo Corp.	17,085,071	264,537
	JXTG Holdings Inc.	48,412,541	264,436
	Kyocera Corp.	4,679,957	263,588
	Otsuka Holdings Co. Ltd.	6,394,742	262,283
	Nissan Motor Co. Ltd.	29,602,367	252,804

	Sumitomo Realty & Development Co. Ltd.	6,579,111	251,256
	Japan Post Holdings Co. Ltd.	20,204,266	248,371
	Secom Co. Ltd.	2,956,403	247,516
	Asahi Group Holdings Ltd.	5,818,296	243,725
	FUJIFILM Holdings Corp.	5,666,519	243,468
	Nippon Steel & Sumitomo Metal Corp.	12,509,176	231,649
	MS&AD Insurance Group Holdings Inc.	7,518,101	222,562
	Subaru Corp.	9,351,618	219,595
	Aeon Co. Ltd.	10,612,385	215,986
	Sumitomo Mitsui Trust Holdings Inc.	5,666,123	214,629
	Asahi Kasei Corp.	18,989,134	208,357
	West Japan Railway Co.	2,801,011	204,575
	Sompo Holdings Inc.	5,266,578	198,572
	Nomura Holdings Inc.	50,745,124	198,151
	Fujitsu Ltd.	2,924,913	196,307
	Chugai Pharmaceutical Co. Ltd.	3,295,575	194,592
	Marubeni Corp.	23,881,716	186,148
	Unicharm Corp.	5,905,103	182,749
	Olympus Corp.	4,279,792	175,562
	Tokyo Gas Co. Ltd.	6,580,633	173,039
	Toray Industries Inc.	23,148,340	171,555
	Chubu Electric Power Co. Inc.	10,676,367	168,991
	Mitsubishi Heavy Industries Ltd.	4,364,764	168,766
	Kansai Electric Power Co. Inc.	11,078,493	168,631
	Resona Holdings Inc.	33,328,151	168,393
	Shimano Inc.	1,197,362	168,009
	Mitsubishi Chemical Holdings Corp.	19,425,241	166,931
	Sumitomo Electric Industries Ltd.	11,501,237	163,874
	Sysmex Corp.	2,891,115	161,170
	Dentsu Inc.	3,350,734	158,939
	MEIJI Holdings Co. Ltd.	2,044,709	158,107
	Taisei Corp.	3,187,507	150,075
	Daito Trust Construction Co. Ltd.	1,079,567	149,943
	Kikkoman Corp.	2,785,565	148,192
	Nitori Holdings Co. Ltd.	1,132,516	147,476
	Ono Pharmaceutical Co. Ltd.	6,750,395	147,470
*	Tokyo Electric Power Co. Holdings Inc.	23,656,311	145,603
	Yamato Holdings Co. Ltd.	5,419,708	144,411
	Japan Exchange Group Inc.	8,195,507	144,312
	TDK Corp.	1,818,935	143,943
	JFE Holdings Inc.	7,889,382	139,069
	Nitto Denko Corp.	2,375,363	134,363
	Inpex Corp.	13,950,794	134,101
	Sekisui House Ltd.	8,884,983	132,790
	Makita Corp.	3,727,736	132,080
	Bandai Namco Holdings Inc.	2,978,655	131,587
	Ajinomoto Co. Inc.	7,462,670	129,214
	Tokyu Corp.	7,527,790	128,835
	NEC Corp.	3,804,151	127,838
	Yakult Honsha Co. Ltd.	1,877,676	125,312
	Toyota Industries Corp.	2,478,062	122,766
	Hankyu Hanshin Holdings Inc.	3,407,962	121,646
	Omron Corp.	2,930,542	120,352
	Sumitomo Chemical Co. Ltd.	23,017,164	120,071
	Kintetsu Group Holdings Co. Ltd.	2,740,977	119,625
	Daiwa Securities Group Inc.	23,985,199	119,620
	Osaka Gas Co. Ltd.	6,023,007	119,246

	Isuzu Motors Ltd.	7,846,780	116,724
	NTT Data Corp.	9,571,334	114,102
^	Yaskawa Electric Corp.	3,963,267	112,172
	Nissan Chemical Corp.	2,107,210	112,038
	Ricoh Co. Ltd.	10,376,664	110,541
	Toyota Tsusho Corp.	3,415,662	108,638
	Yamaha Corp.	2,473,505	108,249
	T&D Holdings Inc.	8,523,440	105,811
	Koito Manufacturing Co. Ltd.	1,752,748	105,557
	Aisin Seiki Co. Ltd.	2,664,361	105,335
	MINEBEA MITSUMI Inc.	6,386,718	105,056
	Dai Nippon Printing Co. Ltd.	4,538,880	105,052
	Odakyu Electric Railway Co. Ltd.	4,668,327	104,903
	Sumitomo Metal Mining Co. Ltd.	3,622,639	104,777
	Don Quijote Holdings Co. Ltd.	1,792,242	104,221
	FamilyMart UNY Holdings Co. Ltd.	876,500	102,675
	Keio Corp.	1,760,008	101,108
	Kajima Corp.	6,993,931	99,486
	Obayashi Corp.	10,304,777	98,053
	Tohoku Electric Power Co. Inc.	7,228,943	98,007
	Mazda Motor Corp.	8,771,591	97,077
	MISUMI Group Inc.	4,234,304	96,919
	Yahoo Japan Corp.	35,833,758	96,857
	Obic Co. Ltd.	1,017,646	96,441
	Rohm Co. Ltd.	1,353,255	95,512
	Nexon Co. Ltd.	6,262,880	95,280
	AGC Inc.	2,810,017	95,232
	Shimadzu Corp.	4,115,426	94,644
	Trend Micro Inc.	1,769,368	94,143
	Yamaha Motor Co. Ltd.	4,260,480	91,318
	Nikon Corp.	5,338,739	91,284
	Rakuten Inc.	12,025,623	90,791
	Tobu Railway Co. Ltd.	3,161,966	89,301
	M3 Inc.	6,143,934	88,921
	Kyushu Electric Power Co. Inc.	7,086,314	87,809
	SG Holdings Co. Ltd.	3,233,216	86,790
	TOTO Ltd.	2,200,872	85,469
	Ryohin Keikaku Co. Ltd.	356,712	85,018
	Suntory Beverage & Food Ltd.	1,919,609	84,994
	Sekisui Chemical Co. Ltd.	5,463,866	84,807
	Kyushu Railway Co.	2,454,301	83,796
	Kuraray Co. Ltd.	5,377,302	82,696
*	Takeda Pharmaceutical Co. Ltd. ADR	4,046,646	80,812
	Nisshin Seifun Group Inc.	3,989,650	80,511
	Lion Corp.	3,849,936	80,237
	Nippon Paint Holdings Co. Ltd.	2,364,547	79,356
	Idemitsu Kosan Co. Ltd.	2,223,902	78,476
	Nagoya Railroad Co. Ltd.	2,955,554	78,219
	Oji Holdings Corp.	13,459,583	77,939
	Santen Pharmaceutical Co. Ltd.	5,563,609	76,958
	SBI Holdings Inc.	3,525,468	75,310
	Showa Denko KK	2,219,378	74,544
	Daifuku Co. Ltd.	1,477,897	74,273
	Kyowa Hakko Kirin Co. Ltd.	3,869,638	74,188
	Japan Post Bank Co. Ltd.	6,356,920	73,987
	Concordia Financial Group Ltd.	17,890,449	73,792
	Shimizu Corp.	8,670,397	73,787

	Alfresa Holdings Corp.	2,650,698	73,057
	Sojitz Corp.	18,866,501	72,537
	Nippon Express Co. Ltd.	1,116,713	70,667
	Hamamatsu Photonics KK	1,948,071	69,752
	Konica Minolta Inc.	6,892,426	69,400
	Alps Alpine Co. Ltd.	3,278,619	69,115
	Yokogawa Electric Corp.	3,696,443	68,839
	Coca-Cola Bottlers Japan Holdings Inc.	2,226,920	68,786
	Keisei Electric Railway Co. Ltd.	2,152,186	68,235
	Mitsui Chemicals Inc.	2,697,468	67,720
	Nissin Foods Holdings Co. Ltd.	1,057,639	67,332
	Advantest Corp.	2,924,705	66,936
	Shizuoka Bank Ltd.	7,994,970	66,896
	Konami Holdings Corp.	1,451,167	66,648
	Taisho Pharmaceutical Holdings Co. Ltd.	653,357	66,361
	NSK Ltd.	6,803,212	66,357
	Asahi Intecc Co. Ltd.	1,517,170	66,030
	NGK Spark Plug Co. Ltd.	3,059,288	65,915
	Toppan Printing Co. Ltd.	4,019,137	65,870
	Stanley Electric Co. Ltd.	2,256,822	65,550
	Seiko Epson Corp.	4,193,389	65,270
	Keikyu Corp.	3,824,097	65,132
	Japan Airlines Co. Ltd.	1,779,446	64,787
	Marui Group Co. Ltd.	3,186,779	64,707
	Kose Corp.	438,445	64,363
	Pigeon Corp.	1,641,403	64,355
	Nomura Research Institute Ltd.	1,558,317	63,770
	Taiheiyo Cement Corp.	1,856,158	63,729
	Toho Co. Ltd.	1,740,782	63,502
	ANA Holdings Inc.	1,710,866	63,062
	Suzuken Co. Ltd.	1,196,783	62,838
	Electric Power Development Co. Ltd.	2,511,814	62,824
	IHI Corp.	1,981,779	62,766
	NH Foods Ltd.	1,584,872	62,716
	NGK Insulators Ltd.	4,066,561	62,537
	Disco Corp.	420,826	62,474
	Tosoh Corp.	4,360,563	61,931
	Keihan Holdings Co. Ltd.	1,501,593	61,921
*	Renesas Electronics Corp.	10,662,416	61,474
	Brother Industries Ltd.	3,607,869	60,886
	Chugoku Electric Power Co. Inc.	4,414,265	60,406
	Kobayashi Pharmaceutical Co. Ltd.	949,769	60,361
	Mitsubishi Motors Corp.	9,642,955	59,913
	Sumitomo Dainippon Pharma Co. Ltd.	2,533,886	59,658
	Fuji Electric Co. Ltd.	1,923,732	59,453
	LIXIL Group Corp.	4,013,520	59,106
	Chiba Bank Ltd.	9,699,634	59,043
	Sumitomo Heavy Industries Ltd.	1,734,060	58,825
	USS Co. Ltd.	3,355,833	58,760
	Toho Gas Co. Ltd.	1,367,650	58,744
	Seibu Holdings Inc.	3,295,128	57,246
	Hisamitsu Pharmaceutical Co. Inc.	1,101,308	56,398
	Hoshizaki Corp.	793,889	56,377
	Isetan Mitsukoshi Holdings Ltd.	5,471,147	56,306
	Kawasaki Heavy Industries Ltd.	2,221,403	55,965
	Hakuhodo DY Holdings Inc.	3,631,513	55,888
	Hirose Electric Co. Ltd.	517,810	55,619

	Aozora Bank Ltd.	1,802,570	55,520
*	PeptiDream Inc.	1,299,646	55,515
	Mitsubishi Materials Corp.	1,919,562	54,949
	TIS Inc.	1,219,801	54,909
	Hikari Tsushin Inc.	341,978	54,813
^	Yamada Denki Co. Ltd.	11,112,057	54,721
	MediPal Holdings Corp.	2,353,339	54,318
	ZOZO Inc.	2,671,360	54,054
	Mitsubishi Tanabe Pharma Corp.	3,420,436	53,587
	Toyo Seikan Group Holdings Ltd.	2,329,324	52,432
	Kansai Paint Co. Ltd.	2,953,775	51,830
	Tsuruha Holdings Inc.	555,447	51,416
	Hulic Co. Ltd.	5,521,830	50,952
	Sony Financial Holdings Inc.	2,655,119	50,524
	JGC Corp.	3,292,062	50,509
	Amada Holdings Co. Ltd.	5,009,640	50,421
	Otsuka Corp.	1,556,355	50,376
	Toyo Suisan Kaisha Ltd.	1,391,538	50,093
	SUMCO Corp.	3,595,499	50,061
	Fukuoka Financial Group Inc.	2,249,385	49,694
	Nippon Shinyaku Co. Ltd.	780,584	49,606
	Teijin Ltd.	2,837,825	49,046
	Nihon M&A Center Inc.	1,945,970	48,783
	Tokyu Fudosan Holdings Corp.	8,887,824	48,421
	Bank of Kyoto Ltd.	1,125,055	47,826
^	Skylark Holdings Co. Ltd.	2,857,341	47,603
	Haseko Corp.	4,288,403	47,564
	Nabtesco Corp.	1,788,328	47,314
	CyberAgent Inc.	1,451,384	47,010
	Daicel Corp.	4,451,901	46,693
	JSR Corp.	2,875,309	46,489
	COMSYS Holdings Corp.	1,763,898	46,079
	Persol Holdings Co. Ltd.	2,583,567	46,002
	Nankai Electric Railway Co. Ltd.	1,693,133	45,342
	JTEKT Corp.	3,482,885	45,236
	Sohgo Security Services Co. Ltd.	1,035,540	45,201
	Lawson Inc.	731,453	45,088
	Casio Computer Co. Ltd.	3,366,718	44,776
	Mebuki Financial Group Inc.	15,891,727	44,557
	Mitsubishi Gas Chemical Co. Inc.	2,807,521	44,406
	Nichirei Corp.	1,634,533	44,321
	Azbil Corp.	2,077,930	43,691
	J Front Retailing Co. Ltd.	3,811,708	43,691
	Denka Co. Ltd.	1,357,750	43,676
	Kurita Water Industries Ltd.	1,702,288	43,278
	Showa Shell Sekiyu KK	2,885,142	42,986
	Sega Sammy Holdings Inc.	3,036,225	42,790
	Ebara Corp.	1,549,585	42,771
	Mitsui OSK Lines Ltd.	1,694,372	42,336
	Hino Motors Ltd.	4,181,865	41,986
	Relo Group Inc.	1,588,626	41,930
	Air Water Inc.	2,500,667	41,719
	THK Co. Ltd.	1,720,757	41,110
	Hitachi Construction Machinery Co. Ltd.	1,603,512	40,724
	Nippon Yusen KK	2,425,951	40,615
^	Tokai Carbon Co. Ltd.	2,944,804	40,427
	Rohto Pharmaceutical Co. Ltd.	1,491,117	40,205

House Foods Group Inc.	1,152,941	40,140
DIC Corp.	1,249,662	40,063
Park24 Co. Ltd.	1,677,712	40,035
Ezaki Glico Co. Ltd.	800,049	39,926
Iida Group Holdings Co. Ltd.	2,191,625	39,885
Ito En Ltd.	883,772	39,426
Square Enix Holdings Co. Ltd.	1,186,348	39,368
Sumitomo Rubber Industries Ltd.	2,807,754	39,028
Asics Corp.	2,682,237	38,825
Tokyo Tatemono Co. Ltd.	3,128,189	38,038
Kewpie Corp.	1,673,585	38,037
MonotaRO Co. Ltd.	1,780,930	38,028
Yamazaki Baking Co. Ltd.	1,927,688	37,865
Miura Co. Ltd.	1,509,663	37,660
Rinnai Corp.	566,814	37,529
Anritsu Corp.	2,094,987	37,348
Calbee Inc.	1,158,820	37,316
Sankyu Inc.	763,468	37,216
Ube Industries Ltd.	1,623,694	36,716
Sotetsu Holdings Inc.	1,225,991	36,707
Yamaguchi Financial Group Inc.	3,604,837	36,644
Kyowa Exeo Corp.	1,482,344	36,433
Matsumotokiyoshi Holdings Co. Ltd.	1,178,424	36,404
Kamigumi Co. Ltd.	1,640,941	36,327
Nihon Kohden Corp.	1,152,533	36,312
Kobe Steel Ltd.	4,509,391	36,225
Oracle Corp. Japan	493,671	35,968
Sanwa Holdings Corp.	3,125,463	35,913
Nomura Real Estate Holdings Inc.	1,833,119	35,602
Kakaku.com Inc.	2,023,292	35,521
NOF Corp.	1,067,559	35,196
Hitachi High-Technologies Corp.	969,236	35,028
AEON Financial Service Co. Ltd.	1,803,487	34,976
Taiyo Nippon Sanso Corp.	2,201,516	34,889
Kaneka Corp.	887,283	34,688
Yokohama Rubber Co. Ltd.	1,634,299	34,665
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,747,605	34,540
Nippon Electric Glass Co. Ltd.	1,236,065	34,423
Hitachi Metals Ltd.	3,041,330	34,215
Kinden Corp.	2,073,723	34,064
Pola Orbis Holdings Inc.	1,136,800	34,001
Taiyo Yuden Co. Ltd.	1,912,344	33,699
Nippon Kayaku Co. Ltd.	2,663,001	33,531
Kagome Co. Ltd.	1,251,556	33,400
Tokyo Century Corp.	710,109	33,247
Shinsei Bank Ltd.	2,444,342	33,094
Nifco Inc.	1,357,077	33,030
Seino Holdings Co. Ltd.	2,387,931	33,013
Credit Saison Co. Ltd.	2,468,841	32,532
Hachijuni Bank Ltd.	7,339,270	32,498
Sundrug Co. Ltd.	1,011,030	32,355
Nippon Shokubai Co. Ltd.	487,494	32,313
Zensho Holdings Co. Ltd.	1,384,752	31,994
GMO Payment Gateway Inc.	606,267	31,382
Sankyo Co. Ltd.	807,574	31,298
Takashimaya Co. Ltd.	2,290,602	31,129
Ain Holdings Inc.	424,616	31,088

	Daiichikosho Co. Ltd.	656,263	31,002
	Maruichi Steel Tube Ltd.	964,165	30,969
	Sawai Pharmaceutical Co. Ltd.	599,908	30,914
	Itochu Techno-Solutions Corp.	1,481,911	30,908
	Izumi Co. Ltd.	611,688	30,844
	Takara Holdings Inc.	2,684,989	30,758
	Nishi-Nippon Railroad Co. Ltd.	1,189,481	30,391
	Aeon Mall Co. Ltd.	1,827,556	30,379
	Shikoku Electric Power Co. Inc.	2,396,179	30,365
	Capcom Co. Ltd.	1,404,978	30,242
	Seven Bank Ltd.	10,151,886	30,241
	Tsumura & Co.	1,032,210	30,111
	DeNA Co. Ltd.	1,693,081	29,958
	Gunma Bank Ltd.	6,795,188	29,951
	Shimamura Co. Ltd.	337,867	29,258
	TechnoPro Holdings Inc.	555,671	29,201
	Horiba Ltd.	593,146	29,197
	Welcia Holdings Co. Ltd.	757,644	28,737
*,^	LINE Corp.	797,937	28,732
	Aica Kogyo Co. Ltd.	812,822	28,577
	Benesse Holdings Inc.	1,093,212	28,541
	K’s Holdings Corp.	2,862,742	28,523
	Nippon Paper Industries Co. Ltd.	1,452,393	28,479
	Furukawa Electric Co. Ltd.	945,645	28,364
	NOK Corp.	1,751,409	28,287
	Japan Airport Terminal Co. Ltd.	727,177	27,863
	Rengo Co. Ltd.	3,180,769	27,844
	Mabuchi Motor Co. Ltd.	789,975	27,708
	Sumitomo Forestry Co. Ltd.	2,105,318	27,460
	Zenkoku Hosho Co. Ltd.	781,182	27,391
	Hiroshima Bank Ltd.	4,723,708	27,342
	Mitsubishi Logistics Corp.	1,062,988	27,233
	Bic Camera Inc.	2,315,693	27,229
	Kaken Pharmaceutical Co. Ltd.	564,066	26,647
	Goldwin Inc.	268,481	26,441
	NET One Systems Co. Ltd.	1,256,380	26,331
	Morinaga & Co. Ltd.	639,751	26,296
	SCSK Corp.	639,721	25,886
	Penta-Ocean Construction Co. Ltd.	4,398,259	25,820
	SCREEN Holdings Co. Ltd.	599,919	25,705
	Cosmos Pharmaceutical Corp.	134,211	25,694
	Toyoda Gosei Co. Ltd.	1,172,657	25,656
	GS Yuasa Corp.	1,227,215	25,616
	OSG Corp.	1,245,025	25,482
	Nagase & Co. Ltd.	1,739,106	25,455
	SHO-BOND Holdings Co. Ltd.	360,078	25,444
	Hitachi Chemical Co. Ltd.	1,534,298	25,308
	Sharp Corp.	2,376,839	25,305
	Wacoal Holdings Corp.	928,373	25,175
	Kyushu Financial Group Inc.	6,161,720	25,101
	Nippon Suisan Kaisha Ltd.	4,021,276	24,839
	Nipro Corp.	1,833,598	24,607
	Chugoku Bank Ltd.	2,664,696	24,465
	Sumitomo Osaka Cement Co. Ltd.	551,254	24,459
	Tokuyama Corp.	1,037,531	24,215
	Iyo Bank Ltd.	4,377,962	24,192
	ADEKA Corp.	1,533,092	24,185

	Sugi Holdings Co. Ltd.	578,381	24,013
	Ulvac Inc.	725,006	23,916
	Daido Steel Co. Ltd.	571,686	23,898
	NHK Spring Co. Ltd.	2,573,742	23,878
	TS Tech Co. Ltd.	791,399	23,811
	OKUMA Corp.	458,367	23,707
	PALTAC Corp.	490,811	23,653
	Ibiden Co. Ltd.	1,620,952	23,630
	Nihon Unisys Ltd.	988,416	23,627
	Ship Healthcare Holdings Inc.	623,818	23,594
	Fancl Corp.	1,090,488	23,568
	Toda Corp.	3,644,818	23,308
	ABC-Mart Inc.	405,435	23,293
	Dowa Holdings Co. Ltd.	726,260	23,268
	Zeon Corp.	2,255,719	23,192
*	Hokuriku Electric Power Co.	2,631,823	23,165
	Japan Post Insurance Co. Ltd.	1,014,680	23,155
	Citizen Watch Co. Ltd.	4,313,868	23,027
	Hokuhoku Financial Group Inc.	1,973,772	22,626
	Toagosei Co. Ltd.	1,940,868	22,607
^	Cosmo Energy Holdings Co. Ltd.	984,449	22,288
	Amano Corp.	1,063,410	22,169
	Iwatani Corp.	646,881	22,115
	Sapporo Holdings Ltd.	965,940	22,058
	Nippon Gas Co. Ltd.	597,581	21,984
	Topcon Corp.	1,615,883	21,791
	Nishi-Nippon Financial Holdings Inc.	2,415,690	21,788
	Fuji Seal International Inc.	655,729	21,784
	Acom Co. Ltd.	6,210,581	21,773
	Kyudenko Corp.	604,811	21,744
	Toyo Tire Corp.	1,545,503	21,726
	Fuji Oil Holdings Inc.	680,529	21,472
	Nikkon Holdings Co. Ltd.	852,099	21,459
	Shimachu Co. Ltd.	736,531	21,106
	Nippon Light Metal Holdings Co. Ltd.	9,419,371	20,902
	Ushio Inc.	1,829,629	20,833
	FP Corp.	363,698	20,662
	Toyobo Co. Ltd.	1,392,371	20,660
	Fukuyama Transporting Co. Ltd.	511,383	20,567
	Maeda Corp.	2,081,007	20,558
	NTN Corp.	6,221,064	20,443
	Tadano Ltd.	1,787,787	20,380
	DMG Mori Co. Ltd.	1,491,357	20,301
	Glory Ltd.	814,093	20,225
	77 Bank Ltd.	1,134,666	19,989
	Miraca Holdings Inc.	807,980	19,988
	Kokuyo Co. Ltd.	1,346,436	19,662
^	Toho Holdings Co. Ltd.	798,895	19,569
	H2O Retailing Corp.	1,390,239	19,566
	Hazama Ando Corp.	2,950,436	19,542
	Mitsui Mining & Smelting Co. Ltd.	827,861	19,531
	Hokkaido Electric Power Co. Inc.	2,814,339	19,521
	Hitachi Transport System Ltd.	698,072	19,495
*	Kansai Mirai Financial Group Inc.	2,615,177	19,433
*	Daishi Hokuetsu Financial Group Inc.	673,014	19,370
	Tsubakimoto Chain Co.	520,434	19,273
	Nisshinbo Holdings Inc.	2,204,874	19,236

	Maruha Nichiro Corp.	562,634	19,181
	Open House Co. Ltd.	457,397	19,152
^	Sanrio Co. Ltd.	918,195	19,014
	Colowide Co. Ltd.	874,153	18,997
	Lasertec Corp.	576,168	18,993
	Kureha Corp.	301,134	18,891
	HIS Co. Ltd.	499,294	18,880
	Sumitomo Bakelite Co. Ltd.	504,401	18,807
	Pilot Corp.	384,305	18,759
	Fujikura Ltd.	4,270,360	18,745
	Nishimatsu Construction Co. Ltd.	803,670	18,736
	Shiga Bank Ltd.	796,594	18,542
	Kenedix Inc.	3,471,158	18,277
	Okumura Corp.	575,702	18,192
	Morinaga Milk Industry Co. Ltd.	625,262	18,185
	Meitec Corp.	416,136	18,168
	Megmilk Snow Brand Co. Ltd.	679,400	18,028
	Nihon Parkerizing Co. Ltd.	1,509,097	17,857
	Aoyama Trading Co. Ltd.	712,617	17,807
	Heiwa Corp.	838,556	17,717
	Japan Steel Works Ltd.	956,869	17,706
	Mochida Pharmaceutical Co. Ltd.	199,440	17,685
	Lintec Corp.	796,190	17,631
	Maeda Road Construction Co. Ltd.	902,533	17,572
	Matsui Securities Co. Ltd.	1,628,659	17,499
^	Outsourcing Inc.	1,522,045	17,474
	Sangetsu Corp.	953,205	17,411
	Kumagai Gumi Co. Ltd.	554,630	17,397
	Jafco Co. Ltd.	492,180	17,275
	Tokyo Seimitsu Co. Ltd.	588,293	17,228
	Yaoko Co. Ltd.	324,512	17,015
	Shinmaywa Industries Ltd.	1,254,632	16,947
	Oki Electric Industry Co. Ltd.	1,310,960	16,933
	Fuji Corp.	1,296,663	16,924
	Ariake Japan Co. Ltd.	277,576	16,852
	Kyoritsu Maintenance Co. Ltd.	368,814	16,846
	Sushiro Global Holdings Ltd.	286,647	16,787
	Leopalace21 Corp.	3,529,234	16,722
	Autobacs Seven Co. Ltd.	998,228	16,714
*,^	Kawasaki Kisen Kaisha Ltd.	1,278,110	16,678
	Infomart Corp.	1,559,409	16,645
	San-In Godo Bank Ltd.	2,292,037	16,634
^	DCM Holdings Co. Ltd.	1,618,238	16,520
	Sakata Seed Corp.	496,106	16,412
	Nomura Co. Ltd.	599,665	16,333
	Takara Bio Inc.	719,244	16,319
	Duskin Co. Ltd.	677,698	16,314
	Tokyo Ohka Kogyo Co. Ltd.	577,543	16,240
	Trusco Nakayama Corp.	614,588	16,218
	Okamura Corp.	1,254,469	16,173
	Kusuri no Aoki Holdings Co. Ltd.	242,394	16,085
^	Yoshinoya Holdings Co. Ltd.	1,014,493	16,061
	Kanematsu Corp.	1,333,166	16,051
	Takasago Thermal Engineering Co. Ltd.	1,016,370	16,029
	Hanwa Co. Ltd.	575,528	15,982
	Inaba Denki Sangyo Co. Ltd.	408,753	15,960
	Nippo Corp.	833,379	15,908

	Hitachi Capital Corp.	691,723	15,765
	Kandenko Co. Ltd.	1,670,944	15,697
	Toyota Boshoku Corp.	963,113	15,676
^	Mirait Holdings Corp.	1,083,081	15,654
	Tokai Tokyo Financial Holdings Inc.	3,546,381	15,630
	Daio Paper Corp.	1,211,265	15,564
	Shochiku Co. Ltd.	153,767	15,456
	Awa Bank Ltd.	557,344	15,438
^	Benefit One Inc.	456,062	15,437
	Shima Seiki Manufacturing Ltd.	465,933	15,216
	Nichias Corp.	876,781	15,204
	Japan Lifeline Co. Ltd.	998,486	15,196
	Koei Tecmo Holdings Co. Ltd.	903,547	15,158
	Fuyo General Lease Co. Ltd.	301,339	15,053
	Yamato Kogyo Co. Ltd.	572,359	14,947
	Sumitomo Mitsui Construction Co. Ltd.	2,333,809	14,904
	Valor Holdings Co. Ltd.	611,171	14,843
	Tomy Co. Ltd.	1,398,661	14,814
	United Arrows Ltd.	414,432	14,713
	TOKAI Holdings Corp.	1,833,472	14,668
	Daiwabo Holdings Co. Ltd.	272,262	14,649
	Resorttrust Inc.	1,028,924	14,424
	Takuma Co. Ltd.	1,136,013	14,399
	Topre Corp.	655,307	14,348
	Daiseki Co. Ltd.	607,890	14,341
^	EDION Corp.	1,411,973	14,332
	Descente Ltd.	684,375	14,250
	Canon Marketing Japan Inc.	731,779	14,174
	Mandom Corp.	599,578	14,093
	Toyo Ink SC Holdings Co. Ltd.	614,226	13,920
	Tokai Rika Co. Ltd.	781,236	13,900
	Mani Inc.	316,237	13,856
	Paramount Bed Holdings Co. Ltd.	330,411	13,854
	FCC Co. Ltd.	543,270	13,815
	Ogaki Kyoritsu Bank Ltd.	658,883	13,721
	Central Glass Co. Ltd.	614,164	13,544
	As One Corp.	190,879	13,411
	Mitsubishi Pencil Co. Ltd.	653,099	13,372
	Fuji Soft Inc.	327,310	13,323
	Itoham Yonekyu Holdings Inc.	2,091,880	13,309
	cocokara fine Inc.	286,162	13,276
^	GungHo Online Entertainment Inc.	5,620,780	13,271
	NS Solutions Corp.	503,072	13,251
	Senko Group Holdings Co. Ltd.	1,625,096	13,238
	Nippon Flour Mills Co. Ltd.	785,735	13,183
	Kiyo Bank Ltd.	913,003	13,143
	Nippon Television Holdings Inc.	831,040	13,055
	Makino Milling Machine Co. Ltd.	317,860	13,013
	Iriso Electronics Co. Ltd.	315,845	12,936
	SMS Co. Ltd.	781,461	12,891
	Kissei Pharmaceutical Co. Ltd.	471,505	12,812
	Nippon Sheet Glass Co. Ltd.	1,416,203	12,809
*	Aiful Corp.	4,981,807	12,746
*	Mitsui E&S Holdings Co. Ltd.	1,129,404	12,745
	GMO internet Inc.	940,775	12,712
	NSD Co. Ltd.	597,453	12,690
	Tokyo Steel Manufacturing Co. Ltd.	1,495,676	12,629

	Toei Co. Ltd.	102,275	12,586
	Zenrin Co. Ltd.	495,082	12,557
	Keihin Corp.	699,900	12,529
	kabu.com Securities Co. Ltd.	2,509,303	12,473
	Nachi-Fujikoshi Corp.	310,758	12,469
	Fujitec Co. Ltd.	1,136,983	12,406
	Nippon Seiki Co. Ltd.	665,796	12,354
	KYORIN Holdings Inc.	581,612	12,350
	Unipres Corp.	637,095	12,329
	KH Neochem Co. Ltd.	521,967	12,283
	Okinawa Electric Power Co. Inc.	648,441	12,268
	Asahi Holdings Inc.	574,718	12,256
	Digital Garage Inc.	506,521	12,190
	Taikisha Ltd.	457,270	12,160
	Senshu Ikeda Holdings Inc.	4,417,549	12,115
	Exedy Corp.	474,234	11,959
	North Pacific Bank Ltd.	4,465,366	11,950
	Tokyo Dome Corp.	1,421,793	11,936
^	Atom Corp.	1,307,837	11,908
	Eizo Corp.	306,951	11,908
	Seiren Co. Ltd.	710,450	11,865
	Hogy Medical Co. Ltd.	354,475	11,836
	Systena Corp.	1,067,552	11,805
	Totetsu Kogyo Co. Ltd.	434,575	11,711
	Milbon Co. Ltd.	289,989	11,655
	Hokuetsu Corp.	2,135,890	11,587
	Arcs Co. Ltd.	516,735	11,543
	San-A Co. Ltd.	290,073	11,537
	Okamoto Industries Inc.	223,644	11,491
	Kanamoto Co. Ltd.	412,450	11,460
	Joyful Honda Co. Ltd.	866,961	11,416
	JINS Inc.	227,224	11,396
	DTS Corp.	321,227	11,370
	Nichiha Corp.	443,583	11,369
	Ohsho Food Service Corp.	169,422	11,367
^	Suruga Bank Ltd.	2,647,365	11,361
	Ichigo Inc.	3,284,531	11,358
	Okasan Securities Group Inc.	2,583,754	11,353
	Fujitsu General Ltd.	877,548	11,293
	Round One Corp.	992,150	11,288
	JCR Pharmaceuticals Co. Ltd.	216,551	11,270
	Sumitomo Warehouse Co. Ltd.	868,816	11,177
	Komeri Co. Ltd.	440,379	11,143
	Justsystems Corp.	541,975	11,043
	Orient Corp.	9,377,248	11,042
	Kotobuki Spirits Co. Ltd.	294,471	11,018
	Nippon Densetsu Kogyo Co. Ltd.	501,843	10,999
	Toshiba Plant Systems & Services Corp.	584,630	10,997
	Nichi-iko Pharmaceutical Co. Ltd.	726,816	10,977
	Nisshin Oillio Group Ltd.	382,371	10,959
	Fuji Media Holdings Inc.	740,586	10,957
	Kitz Corp.	1,337,687	10,952
	Heiwado Co. Ltd.	469,939	10,898
	Aeon Delight Co. Ltd.	293,066	10,882
	Musashino Bank Ltd.	472,366	10,843
	Juroku Bank Ltd.	490,589	10,759
	Kohnan Shoji Co. Ltd.	424,729	10,737

	Hokkoku Bank Ltd.	354,515	10,658
	Nippon Soda Co. Ltd.	418,304	10,599
	Gunze Ltd.	253,988	10,596
	Eiken Chemical Co. Ltd.	466,053	10,568
	Tokyo Broadcasting System Holdings Inc.	607,881	10,551
	Hyakugo Bank Ltd.	2,906,134	10,524
	ZERIA Pharmaceutical Co. Ltd.	634,708	10,492
	Tsubaki Nakashima Co. Ltd.	630,894	10,446
	Showa Corp.	808,207	10,421
	Heiwa Real Estate Co. Ltd.	562,569	10,395
	Keiyo Bank Ltd.	1,636,289	10,320
^	Katitas Co. Ltd.	358,946	10,277
	Shibuya Corp.	308,636	10,274
	Financial Products Group Co. Ltd.	935,256	10,270
	Jeol Ltd.	564,227	10,243
	Onward Holdings Co. Ltd.	1,740,319	10,175
	Ryobi Ltd.	395,308	10,172
	Nippon Steel & Sumikin Bussan Corp.	242,593	10,145
	Tokyu Construction Co. Ltd.	1,089,374	10,142
	Musashi Seimitsu Industry Co. Ltd.	697,284	10,140
^	UACJ Corp.	469,649	10,129
	Starts Corp. Inc.	449,709	10,093
	S Foods Inc.	278,060	10,092
	Internet Initiative Japan Inc.	427,599	10,077
	Noevir Holdings Co. Ltd.	234,274	10,031
^	Japan Material Co. Ltd.	859,587	9,949
	Ryosan Co. Ltd.	355,259	9,943
	Ichibanya Co. Ltd.	243,904	9,934
	Royal Holdings Co. Ltd.	407,225	9,931
	Nanto Bank Ltd.	486,075	9,926
	IBJ Leasing Co. Ltd.	429,145	9,893
	KOMEDA Holdings Co. Ltd.	516,326	9,886
	Japan Aviation Electronics Industry Ltd.	754,449	9,832
	Koshidaka Holdings Co. Ltd.	684,155	9,807
	Fuji Kyuko Co. Ltd.	321,458	9,805
	MOS Food Services Inc.	389,360	9,777
	Pacific Industrial Co. Ltd.	686,870	9,724
	Wacom Co. Ltd.	2,186,667	9,685
	Ai Holdings Corp.	556,017	9,683
	Nojima Corp.	488,267	9,639
	Earth Corp.	201,433	9,599
	Japan Petroleum Exploration Co. Ltd.	509,097	9,552
	Maxell Holdings Ltd.	668,682	9,536
	Macnica Fuji Electronics Holdings Inc.	726,781	9,502
	V Technology Co. Ltd.	66,023	9,425
	Toshiba TEC Corp.	392,403	9,422
	Monex Group Inc.	2,685,496	9,392
	Towa Pharmaceutical Co. Ltd.	133,145	9,356
	Takeuchi Manufacturing Co. Ltd.	511,755	9,323
	Yamazen Corp.	926,336	9,313
	Morita Holdings Corp.	572,209	9,268
	Noritake Co. Ltd.	195,067	9,265
	Kato Sangyo Co. Ltd.	316,724	9,260
	Unizo Holdings Co. Ltd.	486,147	9,196
	Seiko Holdings Corp.	435,884	9,179
	Digital Arts Inc.	141,920	9,179
	Kumiai Chemical Industry Co. Ltd.	1,473,677	9,160

	Menicon Co. Ltd.	367,195	9,138
	Daikyonishikawa Corp.	878,392	9,092
	Create SD Holdings Co. Ltd.	358,364	9,019
	Bank of Okinawa Ltd.	312,522	8,924
	Kameda Seika Co. Ltd.	196,217	8,908
	Optex Group Co. Ltd.	503,755	8,856
	Nitta Corp.	269,856	8,848
	Meidensha Corp.	653,684	8,816
	BML Inc.	316,716	8,738
	Nissin Kogyo Co. Ltd.	636,491	8,669
	Takara Standard Co. Ltd.	604,472	8,668
	Funai Soken Holdings Inc.	511,522	8,648
	Hitachi Zosen Corp.	2,593,583	8,629
	Prima Meat Packers Ltd.	452,850	8,574
	United Super Markets Holdings Inc.	799,836	8,560
	Yokogawa Bridge Holdings Corp.	469,025	8,556
	Raito Kogyo Co. Ltd.	698,468	8,537
	Nikkiso Co. Ltd.	910,934	8,465
	Elecom Co. Ltd.	316,950	8,463
^	Hirata Corp.	136,409	8,443
	Nishio Rent All Co. Ltd.	267,924	8,413
	TPR Co. Ltd.	392,395	8,384
	Daiho Corp.	262,287	8,380
	Kintetsu World Express Inc.	577,641	8,374
	Yodogawa Steel Works Ltd.	409,553	8,326
	OBIC Business Consultants Co. Ltd.	224,252	8,291
	SKY Perfect JSAT Holdings Inc.	1,880,395	8,282
	Inabata & Co. Ltd.	627,969	8,277
	Idec Corp.	448,294	8,264
^	Nissha Co. Ltd.	624,879	8,198
	Nissan Shatai Co. Ltd.	895,357	8,187
	TSI Holdings Co. Ltd.	1,216,811	8,180
	Sato Holdings Corp.	344,883	8,163
	TOMONY Holdings Inc.	2,198,879	8,135
^	Create Restaurants Holdings Inc.	725,318	8,128
	CKD Corp.	857,263	8,105
	Taiyo Holdings Co. Ltd.	265,981	8,098
	Hamakyorex Co. Ltd.	226,327	8,094
	Arata Corp.	199,273	7,986
	Star Micronics Co. Ltd.	543,491	7,984
	KYB Corp.	292,455	7,927
^	Adastria Co. Ltd.	431,076	7,922
	Saizeriya Co. Ltd.	416,020	7,905
	Transcosmos Inc.	378,832	7,894
	Showa Sangyo Co. Ltd.	300,230	7,889
	Sanyo Chemical Industries Ltd.	164,123	7,875
	Anicom Holdings Inc.	278,664	7,842
	Nippon Signal Company Ltd.	899,938	7,835
	NEC Networks & System Integration Corp.	353,612	7,811
^	Kura Corp.	150,120	7,779
	Futaba Corp.	492,879	7,774
	Nichicon Corp.	976,797	7,762
	Hyakujushi Bank Ltd.	332,225	7,739
^	Siix Corp.	548,977	7,718
	Chudenko Corp.	360,760	7,679
	Sekisui Jushi Corp.	405,909	7,646
	Maeda Kosen Co. Ltd.	324,272	7,620

	Shinko Electric Industries Co. Ltd.	1,104,868	7,618
	Sakai Moving Service Co. Ltd.	139,133	7,595
	Toshiba Machine Co. Ltd.	376,079	7,566
	Sanyo Special Steel Co. Ltd.	348,705	7,556
	Megachips Corp.	289,263	7,507
	Macromill Inc.	526,015	7,496
	Nitto Kogyo Corp.	414,646	7,493
	Japan Securities Finance Co. Ltd.	1,363,424	7,483
	Prestige International Inc.	626,533	7,477
	Doutor Nichires Holdings Co. Ltd.	390,338	7,472
^	Zojirushi Corp.	713,325	7,468
	Nitto Boseki Co. Ltd.	423,678	7,458
	EPS Holdings Inc.	490,008	7,442
^	Clarion Co. Ltd.	323,618	7,434
	Kadokawa Dwango Corp.	684,737	7,433
	Max Co. Ltd.	553,581	7,372
	Tocalo Co. Ltd.	859,628	7,343
	Chugoku Marine Paints Ltd.	819,898	7,329
	Sanken Electric Co. Ltd.	349,783	7,324
	Daihen Corp.	325,730	7,311
	Press Kogyo Co. Ltd.	1,345,590	7,305
	Yamagata Bank Ltd.	403,200	7,303
	Nagaileben Co. Ltd.	364,461	7,299
	Gree Inc.	1,597,620	7,253
	Saibu Gas Co. Ltd.	324,355	7,247
	Nippon Ceramic Co. Ltd.	309,159	7,176
	San-Ai Oil Co. Ltd.	813,793	7,150
	Japan Wool Textile Co. Ltd.	875,063	7,030
^	DyDo Group Holdings Inc.	145,843	7,021
	Konoike Transport Co. Ltd.	468,326	7,018
^	Chiyoda Corp.	2,309,380	7,017
	Modec Inc.	313,121	7,014
	Avex Inc.	521,144	7,008
	Pressance Corp.	512,031	6,973
	Kisoji Co. Ltd.	309,966	6,970
	Computer Engineering & Consulting Ltd.	391,533	6,947
	Maruwa Co. Ltd.	118,055	6,945
	Komori Corp.	651,718	6,934
	Toho Zinc Co. Ltd.	209,370	6,928
	Bell System24 Holdings Inc.	519,217	6,921
	Yuasa Trading Co. Ltd.	235,440	6,895
	Piolax Inc.	337,696	6,895
	TKC Corp.	195,544	6,892
	Oiles Corp.	411,107	6,873
	Sakata INX Corp.	628,758	6,868
	Tsukishima Kikai Co. Ltd.	523,001	6,849
	Jaccs Co. Ltd.	398,495	6,844
	ASKUL Corp.	338,367	6,838
	Tosho Co. Ltd.	223,542	6,834
^	Miroku Jyoho Service Co. Ltd.	295,554	6,830
	Bank of Nagoya Ltd.	234,201	6,805
^	Ringer Hut Co. Ltd.	316,413	6,773
	Belluna Co. Ltd.	710,246	6,715
*,^	Japan Display Inc.	10,052,262	6,698
	Oita Bank Ltd.	217,647	6,666
	Token Corp.	112,714	6,644
	Toho Bank Ltd.	2,307,749	6,644

	Marusan Securities Co. Ltd.	901,244	6,644
	Geo Holdings Corp.	433,183	6,642
	Hosiden Corp.	871,088	6,626
	Hiday Hidaka Corp.	336,267	6,618
	Tokai Corp.	252,072	6,554
	Fujimi Inc.	316,648	6,529
	MCJ Co. Ltd.	964,406	6,524
	Wakita & Co. Ltd.	612,707	6,519
	Koa Corp.	454,573	6,513
	Solasto Corp.	687,831	6,493
	Osaka Soda Co. Ltd.	283,395	6,490
	Aomori Bank Ltd.	249,776	6,432
	Noritz Corp.	461,804	6,427
	Furukawa Co. Ltd.	502,399	6,408
	Aida Engineering Ltd.	885,595	6,402
	T-Gaia Corp.	326,635	6,371
	Takasago International Corp.	204,430	6,323
	Daibiru Corp.	634,812	6,322
	Mizuno Corp.	270,164	6,316
	LIFULL Co. Ltd.	958,176	6,311
	Nishimatsuya Chain Co. Ltd.	764,664	6,304
	AOKI Holdings Inc.	534,021	6,290
	Mitsui Sugar Co. Ltd.	231,310	6,280
^	Giken Ltd.	208,631	6,239
	TOC Co. Ltd.	825,010	6,238
	Tamura Corp.	1,121,587	6,227
	Kyokuto Kaihatsu Kogyo Co. Ltd.	440,952	6,225
	Shizuoka Gas Co. Ltd.	766,856	6,214
	Fujicco Co. Ltd.	291,317	6,213
	Bank of Iwate Ltd.	204,444	6,209
	JVC Kenwood Corp.	2,645,824	6,208
	Pacific Metals Co. Ltd.	230,945	6,208
	Monogatari Corp.	71,369	6,187
^	Toridoll Holdings Corp.	338,822	6,186
	Nissin Electric Co. Ltd.	701,767	6,144
^	Plenus Co. Ltd.	360,352	6,085
	Kurabo Industries Ltd.	281,449	6,069
	Tokyotokeiba Co. Ltd.	222,427	6,057
	TV Asahi Holdings Corp.	326,445	6,045
	Shinko Plantech Co. Ltd.	569,439	6,036
*	RENOVA Inc.	615,752	6,035
	Chiyoda Co. Ltd.	358,049	6,025
*,^	Sourcenext Corp.	1,223,966	6,010
	Seikagaku Corp.	528,532	5,999
	Fukushima Industries Corp.	168,192	5,964
	Shoei Co. Ltd.	171,516	5,927
	Broadleaf Co. Ltd.	1,157,027	5,924
^	COLOPL Inc.	817,906	5,915
	Life Corp.	275,689	5,911
	Sanki Engineering Co. Ltd.	565,900	5,907
^	Istyle Inc.	773,648	5,895
	Fujimori Kogyo Co. Ltd.	225,540	5,882
	Bando Chemical Industries Ltd.	586,691	5,871
	Yokohama Reito Co. Ltd.	689,844	5,869
	Itochu Enex Co. Ltd.	669,759	5,857
	Marudai Food Co. Ltd.	360,997	5,825
	Relia Inc.	667,064	5,818

	SAMTY Co. Ltd.	413,198	5,798
	Asahi Diamond Industrial Co. Ltd.	873,105	5,791
	Belc Co. Ltd.	132,050	5,762
^	Nippon Carbon Co. Ltd.	144,909	5,761
	Mitsuboshi Belting Ltd.	301,117	5,753
	Dexerials Corp.	704,662	5,737
	Ricoh Leasing Co. Ltd.	187,152	5,728
	Kanto Denka Kogyo Co. Ltd.	678,682	5,652
	Obara Group Inc.	172,295	5,644
	Fuso Chemical Co. Ltd.	287,223	5,642
	Dip Corp.	308,747	5,636
	Tanseisha Co. Ltd.	529,045	5,634
	Kobe Bussan Co. Ltd.	180,802	5,615
	Japan Pulp & Paper Co. Ltd.	157,107	5,614
	Teikoku Sen-I Co. Ltd.	275,364	5,596
	Nextage Co. Ltd.	501,315	5,574
	Link And Motivation Inc.	663,696	5,573
	Tachi-S Co. Ltd.	403,683	5,547
	Qol Holdings Co. Ltd.	354,875	5,544
	Sanshin Electronics Co. Ltd.	357,276	5,524
	LEC Inc.	371,194	5,522
^	Aruhi Corp.	259,009	5,499
	ESPEC Corp.	299,299	5,485
	Nohmi Bosai Ltd.	324,223	5,472
*	Mitsui-Soko Holdings Co. Ltd.	305,869	5,405
	Nippon Thompson Co. Ltd.	1,037,368	5,397
*,^	euglena Co. Ltd.	994,257	5,394
	Riso Kagaku Corp.	354,055	5,352
	Trancom Co. Ltd.	86,593	5,326
^	Retail Partners Co. Ltd.	516,592	5,314
	Tokyo Kiraboshi Financial Group Inc.	373,364	5,272
	Kanematsu Electronics Ltd.	178,696	5,242
	Matsuya Co. Ltd.	568,595	5,241
	Takamatsu Construction Group Co. Ltd.	202,650	5,226
	Konishi Co. Ltd.	358,345	5,209
	Shikoku Chemicals Corp.	471,398	5,198
	Riken Corp.	114,661	5,190
	Topy Industries Ltd.	241,491	5,186
	FULLCAST Holdings Co. Ltd.	294,801	5,181
	Yondoshi Holdings Inc.	256,376	5,158
	Sintokogio Ltd.	607,507	5,142
	Tsukui Corp.	694,739	5,139
^	YA-MAN Ltd.	416,515	5,137
	Bank of the Ryukyus Ltd.	492,148	5,137
*	Ishihara Sangyo Kaisha Ltd.	503,193	5,132
	Sun Frontier Fudousan Co. Ltd.	465,905	5,125
	Hokuto Corp.	280,241	5,116
	Eighteenth Bank Ltd.	208,922	5,103
	Shikoku Bank Ltd.	526,574	5,081
	Doshisha Co. Ltd.	330,618	5,066
	Kyoei Steel Ltd.	310,240	5,065
	San ju San Financial Group Inc.	337,643	5,042
	Yamanashi Chuo Bank Ltd.	394,505	5,033
	NichiiGakkan Co. Ltd.	566,350	5,027
	Maruwa Unyu Kikan Co. Ltd.	149,357	4,989
	Joshin Denki Co. Ltd.	237,799	4,973
	Sanyo Denki Co. Ltd.	130,339	4,946

	JAC Recruitment Co. Ltd.	244,318	4,932
	Juki Corp.	450,708	4,929
	Foster Electric Co. Ltd.	321,189	4,912
	Nippon Chemi-Con Corp.	244,511	4,907
*	Vision Inc.	129,862	4,897
	VT Holdings Co. Ltd.	1,240,963	4,889
	Sumitomo Seika Chemicals Co. Ltd.	123,246	4,887
	Yellow Hat Ltd.	206,835	4,880
*	Open Door Inc.	187,828	4,879
	Mitsubishi Shokuhin Co. Ltd.	186,164	4,869
	Sodick Co. Ltd.	639,804	4,854
	Aichi Steel Corp.	153,606	4,842
^	Noritsu Koki Co. Ltd.	301,832	4,821
^	Pepper Food Service Co. Ltd.	203,756	4,820
	Kaga Electronics Co. Ltd.	259,302	4,820
	Tsurumi Manufacturing Co. Ltd.	286,536	4,812
	Maruzen Showa Unyu Co. Ltd.	195,134	4,810
	Nippon Yakin Kogyo Co. Ltd.	2,050,690	4,804
	Bunka Shutter Co. Ltd.	697,304	4,799
	Sinfonia Technology Co. Ltd.	383,763	4,795
	Miyazaki Bank Ltd.	189,555	4,768
	Axial Retailing Inc.	149,752	4,759
	St. Marc Holdings Co. Ltd.	208,934	4,753
	Fuji Co. Ltd.	277,381	4,709
	YAMABIKO Corp.	473,509	4,698
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	182,774	4,682
	Toyo Construction Co. Ltd.	1,221,088	4,668
^	J Trust Co. Ltd.	1,240,506	4,660
	OSAKA Titanium Technologies Co. Ltd.	302,683	4,654
	Riken Keiki Co. Ltd.	254,719	4,646
	CMK Corp.	722,073	4,636
	T Hasegawa Co. Ltd.	311,686	4,609
	Toyo Tanso Co. Ltd.	215,849	4,597
	JCU Corp.	318,879	4,597
	Sankyo Tateyama Inc.	370,529	4,591
	Eagle Industry Co. Ltd.	389,149	4,585
*	Sogo Medical Holdings Co. Ltd.	270,096	4,579
	Arcland Sakamoto Co. Ltd.	363,535	4,572
	Sakai Chemical Industry Co. Ltd.	218,032	4,565
	Tekken Corp.	188,071	4,552
	Ichikoh Industries Ltd.	821,341	4,550
	G-Tekt Corp.	309,316	4,545
	Vital KSK Holdings Inc.	445,933	4,543
	Toppan Forms Co. Ltd.	541,634	4,542
^	Akatsuki Inc.	79,036	4,531
	Information Services International-Dentsu Ltd.	169,489	4,529
	Taihei Dengyo Kaisha Ltd.	202,843	4,529
^	Shoei Foods Corp.	185,701	4,491
	Shindengen Electric Manufacturing Co. Ltd.	112,558	4,470
	Tonami Holdings Co. Ltd.	85,392	4,460
	Toho Titanium Co. Ltd.	486,654	4,449
	Alpen Co. Ltd.	287,922	4,419
	Tsugami Corp.	672,534	4,417
	Pack Corp.	166,701	4,413
	METAWATER Co. Ltd.	157,904	4,396
	Hosokawa Micron Corp.	107,587	4,393
	Melco Holdings Inc.	135,598	4,389

	Futaba Industrial Co. Ltd.	841,820	4,384
	Ines Corp.	360,191	4,374
*	M&A Capital Partners Co. Ltd.	94,367	4,367
^	Hoosiers Holdings	712,317	4,367
	Mitsubishi Logisnext Co. Ltd.	419,248	4,361
	LIXIL VIVA Corp.	302,000	4,350
	Yurtec Corp.	514,411	4,348
	Sumitomo Riko Co. Ltd.	484,588	4,346
	Keihanshin Building Co. Ltd.	529,720	4,337
	PAL GROUP Holdings Co. Ltd.	156,410	4,310
	Torii Pharmaceutical Co. Ltd.	195,706	4,309
	Vector Inc.	330,498	4,308
	Hioki EE Corp.	113,950	4,297
	Hibiya Engineering Ltd.	274,505	4,291
^	Fixstars Corp.	323,521	4,288
	Tokushu Tokai Paper Co. Ltd.	121,269	4,276
	Nippon Koei Co. Ltd.	181,476	4,254
	Okabe Co. Ltd.	539,675	4,247
	Meisei Industrial Co. Ltd.	652,655	4,218
	Aichi Bank Ltd.	128,137	4,178
	Canon Electronics Inc.	253,285	4,164
	Valqua Ltd.	212,541	4,146
	Takara Leben Co. Ltd.	1,318,923	4,139
	Iino Kaiun Kaisha Ltd.	1,165,881	4,132
	Shin-Etsu Polymer Co. Ltd.	546,553	4,119
^	Enplas Corp.	151,106	4,112
	OSJB Holdings Corp.	1,472,310	4,107
	Chofu Seisakusho Co. Ltd.	221,426	4,099
	Kappa Create Co. Ltd.	319,184	4,097
	Key Coffee Inc.	219,518	4,083
	Ehime Bank Ltd.	422,590	4,081
	Intage Holdings Inc.	511,169	4,065
^	Nissei ASB Machine Co. Ltd.	114,251	4,056
	Akita Bank Ltd.	201,643	4,049
	Tayca Corp.	248,029	4,026
	Central Security Patrols Co. Ltd.	98,397	4,013
	Ichiyoshi Securities Co. Ltd.	481,168	3,994
	Neturen Co. Ltd.	502,195	3,979
	Anest Iwata Corp.	462,107	3,975
	UKC Holdings Corp.	224,441	3,967
^	Kitanotatsujin Corp.	1,006,579	3,959
	Chubu Shiryo Co. Ltd.	386,305	3,928
	Kato Works Co. Ltd.	156,704	3,926
	Achilles Corp.	214,445	3,919
^	Fujiya Co. Ltd.	190,330	3,913
^	Starzen Co. Ltd.	114,268	3,904
	KAWADA TECHNOLOGIES Inc.	62,745	3,904
	Nippon Kanzai Co. Ltd.	226,214	3,903
	Daito Pharmaceutical Co. Ltd.	151,328	3,899
	Trust Tech Inc.	130,392	3,898
	Nippon Road Co. Ltd.	66,922	3,890
	Daido Metal Co. Ltd.	549,569	3,874
	Fukui Bank Ltd.	263,685	3,848
*,^	KLab Inc.	451,318	3,825
^	Strike Co. Ltd.	205,034	3,814
*	Unitika Ltd.	802,857	3,798
*	U-Shin Ltd.	419,598	3,791

	Tosei Corp.	402,127	3,776
	Xebio Holdings Co. Ltd.	322,208	3,776
	Rheon Automatic Machinery Co. Ltd.	297,728	3,766
^	W-Scope Corp.	358,636	3,759
	Ryoyo Electro Corp.	272,258	3,722
	Toa Corp.	293,672	3,717
	Sanyo Electric Railway Co. Ltd.	194,982	3,707
	Shinko Shoji Co. Ltd.	239,394	3,707
	Denki Kogyo Co. Ltd.	164,588	3,697
	NS United Kaiun Kaisha Ltd.	144,430	3,691
	Osaki Electric Co. Ltd.	555,908	3,690
^	Yonex Co. Ltd.	554,794	3,684
	Sagami Holdings Corp.	305,244	3,683
	Arcland Service Holdings Co. Ltd.	198,665	3,668
	Union Tool Co.	129,429	3,658
	Daiichi Jitsugyo Co. Ltd.	115,452	3,648
	Yorozu Corp.	262,959	3,640
	Mie Kotsu Group Holdings Inc.	638,321	3,635
	Dai-Dan Co. Ltd.	170,789	3,623
	Sumida Corp.	321,699	3,613
	Future Corp.	260,114	3,612
	Daiwa Industries Ltd.	356,189	3,581
	Fujibo Holdings Inc.	145,208	3,580
	Tamron Co. Ltd.	225,919	3,571
^	Micronics Japan Co. Ltd.	486,164	3,567
	J-Oil Mills Inc.	101,976	3,558
	Tokyo Individualized Educational Institute Inc.	289,257	3,556
	Ministop Co. Ltd.	197,690	3,553
^	Pasona Group Inc.	278,980	3,536
	Daiken Corp.	205,756	3,535
	Goldcrest Co. Ltd.	232,427	3,528
	Matsuyafoods Holdings Co. Ltd.	106,162	3,517
	Dai Nippon Toryo Co. Ltd.	375,805	3,513
^	OPT Holding Inc.	239,827	3,510
	Kenko Mayonnaise Co. Ltd.	185,263	3,487
	Nippon Denko Co. Ltd.	1,686,907	3,451
	Sinko Industries Ltd.	269,652	3,441
	Riken Vitamin Co. Ltd.	110,506	3,434
^	Studio Alice Co. Ltd.	152,220	3,403
^	Marvelous Inc.	391,934	3,388
	KFC Holdings Japan Ltd.	184,853	3,369
^	Stella Chemifa Corp.	127,130	3,366
*,^	Remixpoint Inc.	877,458	3,364
^	ValueCommerce Co. Ltd.	215,424	3,361
	Kamei Corp.	315,600	3,359
	Yakuodo Co. Ltd.	143,652	3,351
	Rock Field Co. Ltd.	239,907	3,298
	Namura Shipbuilding Co. Ltd.	789,434	3,290
	Nittetsu Mining Co. Ltd.	79,396	3,282
*	Space Value Holdings Co. Ltd.	375,793	3,252
	GLOBERIDE Inc.	145,053	3,247
^	IDOM Inc.	867,566	3,246
	Amuse Inc.	145,725	3,234
	Nagatanien Holdings Co. Ltd.	149,304	3,229
^	Yamashin-Filter Corp.	536,160	3,228
	Cawachi Ltd.	163,179	3,204
	Krosaki Harima Corp.	60,532	3,187

	Kyokuyo Co. Ltd.	125,435	3,181
	Inageya Co. Ltd.	269,756	3,177
	JSP Corp.	154,616	3,171
	Nitto Kohki Co. Ltd.	163,936	3,167
	CONEXIO Corp.	247,737	3,144
^	Genky DrugStores Co. Ltd.	130,353	3,124
	Fuji Pharma Co. Ltd.	190,156	3,117
	Iseki & Co. Ltd.	213,375	3,113
	Alconix Corp.	299,145	3,102
	Riken Technos Corp.	727,907	3,084
	Mitsuba Corp.	496,890	3,080
	Nihon Trim Co. Ltd.	62,321	3,069
^	WATAMI Co. Ltd.	238,115	3,059
	Nichiban Co. Ltd.	167,926	3,055
	Warabeya Nichiyo Holdings Co. Ltd.	181,165	3,045
	Onoken Co. Ltd.	201,155	3,042
	Feed One Co. Ltd.	1,905,370	3,036
*	Kintetsu Department Store Co. Ltd.	97,576	3,029
	Nichiden Corp.	209,385	3,015
	Aisan Industry Co. Ltd.	434,173	3,005
	Michinoku Bank Ltd.	198,861	3,005
	F@N Communications Inc.	591,326	3,002
	Advan Co. Ltd.	346,941	2,995
	Gakken Holdings Co. Ltd.	79,921	2,994
^	Mitsui High-Tec Inc.	352,969	2,973
	Cosel Co. Ltd.	297,817	2,967
	ASKA Pharmaceutical Co. Ltd.	286,844	2,964
	Nippon Parking Development Co. Ltd.	2,050,209	2,961
	Tenma Corp.	193,748	2,951
^	Jamco Corp.	125,234	2,933
	Kyokuto Securities Co. Ltd.	279,458	2,920
	Okuwa Co. Ltd.	310,608	2,913
	Nihon Chouzai Co. Ltd.	94,383	2,910
	Nihon Nohyaku Co. Ltd.	641,264	2,909
	Komtasu Matere Co. Ltd.	427,595	2,905
	Happinet Corp.	197,173	2,893
	BRONCO BILLY Co. Ltd.	121,354	2,889
	Towa Bank Ltd.	434,537	2,854
	World Holdings Co. Ltd.	114,009	2,841
	Sekisui Plastics Co. Ltd.	335,258	2,831
	Furuno Electric Co. Ltd.	337,976	2,817
	Roland DG Corp.	143,925	2,804
	Fudo Tetra Corp.	183,455	2,796
	Arakawa Chemical Industries Ltd.	229,300	2,796
	Sumitomo Densetsu Co. Ltd.	170,588	2,795
	Toa Corp.	316,178	2,767
	Nihon Tokushu Toryo Co. Ltd.	227,569	2,750
	Katakura Industries Co. Ltd.	259,761	2,721
	Zuken Inc.	204,561	2,717
	Oyo Corp.	257,394	2,715
	Kourakuen Holdings Corp.	132,714	2,713
	Tochigi Bank Ltd.	1,235,201	2,710
	PIA Corp.	84,586	2,702
	Shinnihon Corp.	292,828	2,699
	CI Takiron Corp.	502,375	2,691
	FIDEA Holdings Co. Ltd.	2,185,044	2,689
	Kyosan Electric Manufacturing Co. Ltd.	706,989	2,686

	Shinwa Co. Ltd.	139,422	2,663
	Kasai Kogyo Co. Ltd.	329,500	2,655
	Asunaro Aoki Construction Co. Ltd.	290,160	2,653
	Chukyo Bank Ltd.	134,840	2,647
	Mitsubishi Research Institute Inc.	90,291	2,644
	Koatsu Gas Kogyo Co. Ltd.	389,498	2,641
	Itoki Corp.	509,126	2,641
	Itochu-Shokuhin Co. Ltd.	62,334	2,636
	Aiphone Co. Ltd.	174,870	2,583
	Chiyoda Integre Co. Ltd.	146,727	2,572
	CTS Co. Ltd.	359,423	2,554
	Daikokutenbussan Co. Ltd.	67,719	2,548
	WDB Holdings Co. Ltd.	107,331	2,538
*	Sanden Holdings Corp.	337,291	2,526
	ST Corp.	155,327	2,507
	Nissin Corp.	155,070	2,498
	Keiyo Co. Ltd.	520,562	2,489
^	eRex Co. Ltd.	435,916	2,487
	Teikoku Electric Manufacturing Co. Ltd.	224,028	2,481
	RS Technologies Co. Ltd.	97,510	2,477
	Bank of Saga Ltd.	155,703	2,475
	Gurunavi Inc.	366,952	2,465
	Asahi Co. Ltd.	183,633	2,464
	Rokko Butter Co. Ltd.	135,331	2,462
	Denyo Co. Ltd.	193,170	2,428
	Osaka Steel Co. Ltd.	132,825	2,414
	Hisaka Works Ltd.	316,162	2,413
	Kanagawa Chuo Kotsu Co. Ltd.	71,114	2,407
*	Pioneer Corp.	4,019,913	2,404
	Toyo Kanetsu KK	112,650	2,398
	Japan Transcity Corp.	613,567	2,397
	Tachibana Eletech Co. Ltd.	166,355	2,392
	Yushin Precision Equipment Co. Ltd.	279,263	2,391
	Jimoto Holdings Inc.	2,184,955	2,388
	Mimasu Semiconductor Industry Co. Ltd.	185,548	2,385
	Uchida Yoko Co. Ltd.	114,059	2,382
	Ateam Inc.	147,828	2,376
	Wowow Inc.	91,043	2,370
	ASAHI YUKIZAI Corp.	173,005	2,369
	Sanyo Shokai Ltd.	146,230	2,363
	Fukuda Corp.	62,724	2,334
	Icom Inc.	120,340	2,334
	en-japan Inc.	62,000	2,332
*,^	Nippon Sharyo Ltd.	101,820	2,296
	Nippon Beet Sugar Manufacturing Co. Ltd.	144,327	2,294
	Mitsui Matsushima Holdings Co. Ltd.	180,845	2,283
	Godo Steel Ltd.	138,063	2,253
	Central Sports Co. Ltd.	73,475	2,251
*,^	Toyo Engineering Corp.	345,595	2,245
	Chori Co. Ltd.	153,995	2,244
^	Optorun Co. Ltd.	128,104	2,244
	Sinanen Holdings Co. Ltd.	109,872	2,234
	Sac’s Bar Holdings Inc.	220,823	2,218
	K&O Energy Group Inc.	166,846	2,214
	Fujita Kanko Inc.	88,983	2,214
	Mitsubishi Steel Manufacturing Co. Ltd.	143,615	2,211
	Meiko Network Japan Co. Ltd.	252,291	2,200

	Aeon Fantasy Co. Ltd.	92,186	2,199
*	Nisso Corp.	115,346	2,190
	Alpha Systems Inc.	93,310	2,183
	Kyodo Printing Co. Ltd.	102,159	2,182
	Mars Group Holdings Corp.	110,357	2,167
	Japan Cash Machine Co. Ltd.	237,798	2,166
^	SRA Holdings	89,979	2,162
	Kanaden Corp.	203,551	2,153
	Kitagawa Corp.	104,466	2,142
	Torishima Pump Manufacturing Co. Ltd.	254,971	2,140
^	Ohara Inc.	141,352	2,138
	Yomiuri Land Co. Ltd.	61,330	2,127
	Tatsuta Electric Wire and Cable Co. Ltd.	459,897	2,125
	Toenec Corp.	73,908	2,117
	Tokyo Energy & Systems Inc.	243,685	2,112
^	JP-Holdings Inc.	816,523	2,105
	Towa Corp.	330,737	2,104
	COOKPAD Inc.	747,725	2,103
	Ryoden Corp.	167,286	2,098
	Wellnet Corp.	230,536	2,083
^	Linical Co. Ltd.	161,606	2,078
	Tsukuba Bank Ltd.	1,017,774	2,049
	Mito Securities Co. Ltd.	817,677	2,027
	CHIMNEY Co. Ltd.	86,680	2,005
	Aichi Corp.	362,013	1,993
	Cybozu Inc.	337,146	1,992
	Daisyo Corp.	143,326	1,984
*,^	Medical Data Vision Co. Ltd.	221,720	1,979
	Toyo Corp.	267,094	1,974
	Chiba Kogyo Bank Ltd.	617,223	1,970
^	Sanei Architecture Planning Co. Ltd.	129,968	1,969
	Corona Corp. Class A	210,869	1,968
	France Bed Holdings Co. Ltd.	241,302	1,968
	Nissin Sugar Co. Ltd.	105,195	1,959
	Yahagi Construction Co. Ltd.	309,591	1,950
^	GCA Corp.	292,275	1,941
	Organo Corp.	82,677	1,941
^	Hito Communications Inc.	138,818	1,934
	T RAD Co. Ltd.	92,095	1,934
	CMIC Holdings Co. Ltd.	129,032	1,927
	Seika Corp.	142,829	1,915
	Hakuto Co. Ltd.	178,693	1,900
	Misawa Homes Co. Ltd.	275,657	1,896
	Hokkan Holdings Ltd.	127,042	1,895
	Kansai Super Market Ltd.	208,895	1,888
	Taisei Lamick Co. Ltd.	73,109	1,878
	Hokkaido Gas Co. Ltd.	138,244	1,877
^	Toho Co. Ltd.	98,668	1,873
	Parco Co. Ltd.	196,260	1,868
	Fuji Oil Co. Ltd.	662,570	1,860
	Rorze Corp.	123,419	1,855
*	Shin Nippon Biomedical Laboratories Ltd.	277,761	1,846
	Hochiki Corp.	189,876	1,846
	MTI Ltd.	318,113	1,845
	Fuso Pharmaceutical Industries Ltd.	79,798	1,840
	Mitsubishi Paper Mills Ltd.	350,406	1,822
	Takaoka Toko Co. Ltd.	132,126	1,798

	Kurimoto Ltd.	139,842	1,793
	SMK Corp.	76,807	1,785
	Tomoku Co. Ltd.	120,850	1,777
	Halows Co. Ltd.	91,588	1,771
*	KNT-CT Holdings Co. Ltd.	155,388	1,758
	Weathernews Inc.	65,989	1,755
	PC Depot Corp.	430,910	1,751
	Tosho Printing Co. Ltd.	199,589	1,745
	Shibusawa Warehouse Co. Ltd.	125,053	1,738
	Matsuda Sangyo Co. Ltd.	130,950	1,719
^	Showa Aircraft Industry Co. Ltd.	142,242	1,718
*	Kojima Co. Ltd.	323,006	1,714
	SWCC Showa Holdings Co. Ltd.	294,705	1,710
	Pronexus Inc.	187,152	1,708
*,^	Tokyo Base Co. Ltd.	220,395	1,706
	Kita-Nippon Bank Ltd.	89,090	1,700
	Sanoh Industrial Co. Ltd.	310,020	1,692
	Shimizu Bank Ltd.	118,560	1,692
	Nippon Coke & Engineering Co. Ltd.	1,875,800	1,674
	Okura Industrial Co. Ltd.	102,076	1,660
	Maezawa Kyuso Industries Co. Ltd.	99,878	1,658
	Chuetsu Pulp & Paper Co. Ltd.	134,238	1,623
	Honeys Holdings Co. Ltd.	187,784	1,617
	Kitano Construction Corp.	54,829	1,600
^	Tokyo Rope Manufacturing Co. Ltd.	178,193	1,591
	AOI Electronics Co. Ltd.	67,540	1,588
	Elematec Corp.	95,076	1,567
	Taiho Kogyo Co. Ltd.	174,302	1,567
	Tv Tokyo Holdings Corp.	73,977	1,565
*,^	Akebono Brake Industry Co. Ltd.	1,007,673	1,535
	Chugai Ro Co. Ltd.	80,800	1,510
	Artnature Inc.	265,467	1,500
	Maezawa Kasei Industries Co. Ltd.	156,299	1,456
	Gun-Ei Chemical Industry Co. Ltd.	59,624	1,437
	Atsugi Co. Ltd.	158,798	1,420
	Rhythm Watch Co. Ltd.	89,587	1,401
	Fukui Computer Holdings Inc.	92,511	1,386
	Mitsuuroko Group Holdings Co. Ltd.	193,723	1,375
	Hodogaya Chemical Co. Ltd.	71,512	1,367
	Nihon Yamamura Glass Co. Ltd.	100,769	1,366
	Fujikura Kasei Co. Ltd.	261,032	1,348
*	Gunosy Inc.	60,800	1,347
	Toyo Securities Co. Ltd.	855,032	1,343
	Yushiro Chemical Industry Co. Ltd.	123,736	1,335
	Sankyo Seiko Co. Ltd.	363,328	1,335
	Fujitsu Frontech Ltd.	145,234	1,335
^	Tateru Inc.	463,155	1,310
	Toa Oil Co. Ltd.	86,277	1,308
	Tsutsumi Jewelry Co. Ltd.	78,610	1,298
	Cleanup Corp.	239,656	1,285
^	Tokyo Rakutenchi Co. Ltd.	29,459	1,238
*,^	Funai Electric Co. Ltd.	227,353	1,225
	Fields Corp.	171,081	1,199
	Srg Takamiya Co. Ltd.	188,409	1,166
	Toli Corp.	515,337	1,163
*	SBS Holdings Inc.	79,300	1,162
	Tokyo Electron Device Ltd.	69,104	1,122

	NEC Capital Solutions Ltd.	74,997	1,111
	Chuo Spring Co. Ltd.	40,855	1,089
	Inaba Seisakusho Co. Ltd.	96,089	1,086
	Gecoss Corp.	114,086	1,058
	Airport Facilities Co. Ltd.	213,377	1,049
	Dai-ichi Seiko Co. Ltd.	92,799	1,047
	CAC Holdings Corp.	123,473	1,046
	Daikoku Denki Co. Ltd.	76,098	1,038
	Zuiko Corp.	47,538	1,038
	Shimojima Co. Ltd.	104,165	1,019
^	Toda Kogyo Corp.	49,330	1,019
*,^	Senshukai Co. Ltd.	437,326	1,007
^	Toyo Denki Seizo KK	80,710	984
	Takihyo Co. Ltd.	60,639	978
*,^	FDK Corp.	99,972	959
	Right On Co. Ltd.	124,965	943
	Nakayama Steel Works Ltd.	202,486	940
*,^	Laox Co. Ltd.	376,230	922
	Paris Miki Holdings Inc.	244,182	899
*	Japan Elevator Service Holdings Co. Ltd.	50,900	823
*,^	Aplus Financial Co. Ltd.	1,074,181	811
	Nippon Chemiphar Co. Ltd.	24,769	741
	Sumitomo Precision Products Co. Ltd.	26,963	725
	Kamakura Shinsho Ltd.	45,600	594
*	Kinki Sharyo Co. Ltd.	31,964	582
*	ZIGExN Co. Ltd.	104,000	547
	Riso Kyoiku Co. Ltd.	122,800	502
*	Taki Chemical Co. Ltd.	6,500	316
*	eGuarantee Inc.	23,500	231
*	Argo Graphics Inc.	2,200	79
	Tokyo Tekko Co. Ltd.	33	—
	Mitsubishi Kakoki Kaisha Ltd.	24	—
			60,921,901
Kuwait (0.1%)
*	National Bank of Kuwait SAKP	45,905,265	131,480
*	Kuwait Finance House KSCP	46,976,389	94,302
*	Mobile Telecommunications Co. KSC	31,784,482	48,300
	Agility Public Warehousing Co. KSC	12,076,830	30,875
*	Boubyan Bank KSCP	10,541,526	20,144
*	Boubyan Petrochemicals Co. KSCP	5,895,565	18,246
*	Humansoft Holding Co. KSC	1,512,886	15,999
*	National Industries Group Holding SAK	15,349,096	8,461
*	Warba Bank KSCP	11,567,457	8,390
*	Kuwait International Bank KSCP	7,376,696	7,056
*	Integrated Holding Co. KCSC	2,455,414	6,075
*	Alimtiaz Investment Group KSC	11,953,580	5,169
*	Mezzan Holding Co. KSCC	1,916,954	2,860
			397,357
Luxembourg (0.0%)
	Tenaris SA ADR	221,383	5,528

Malaysia (0.7%)
	Public Bank Bhd. (Local)	47,176,625	285,771
	Malayan Banking Bhd.	89,574,837	208,972
	Tenaga Nasional Bhd.	60,707,211	191,699
	CIMB Group Holdings Bhd.	103,541,252	142,532

	Petronas Chemicals Group Bhd.	43,579,988	90,066
	Sime Darby Plantation Bhd.	55,367,044	69,873
	Axiata Group Bhd.	67,841,815	66,747
	DiGi.Com Bhd.	55,951,500	63,933
	Genting Bhd.	35,282,400	59,901
	IHH Healthcare Bhd.	43,209,157	59,348
	Maxis Bhd.	41,618,350	58,542
	IOI Corp. Bhd.	47,969,222	54,596
	Petronas Gas Bhd.	12,133,200	53,632
	Dialog Group Bhd.	70,812,044	51,961
	Hong Leong Bank Bhd.	10,048,851	50,754
	PPB Group Bhd.	10,683,140	47,447
	Kuala Lumpur Kepong Bhd.	7,257,997	43,743
	Genting Malaysia Bhd.	45,277,400	36,486
	MISC Bhd.	21,893,230	36,323
	Nestle Malaysia Bhd.	931,092	33,771
	AMMB Holdings Bhd.	29,768,100	32,823
	Sime Darby Bhd.	55,861,317	30,689
	Top Glove Corp. Bhd.	25,929,500	30,588
	Hartalega Holdings Bhd.	22,958,060	30,378
	Petronas Dagangan Bhd.	4,574,900	29,551
	Press Metal Aluminium Holdings Bhd.	27,351,520	28,912
	Malaysia Airports Holdings Bhd.	14,307,716	28,171
	RHB Bank Bhd. (Common Shares)	17,512,435	23,256
	Gamuda Bhd.	33,963,100	22,917
	HAP Seng Consolidated Bhd.	8,958,551	21,611
	IJM Corp. Bhd.	47,862,420	21,404
	QL Resources Bhd.	11,821,627	19,535
	British American Tobacco Malaysia Bhd.	2,075,500	19,495
	YTL Corp. Bhd.	66,943,725	18,003
	AirAsia Group Bhd.	23,273,910	17,350
	Hong Leong Financial Group Bhd.	3,552,832	17,126
	Alliance Bank Malaysia Bhd.	16,117,839	16,734
	Sime Darby Property Bhd.	51,746,217	14,567
	Westports Holdings Bhd.	15,614,623	14,205
	Bursa Malaysia Bhd.	7,754,277	13,846
	Fraser & Neave Holdings Bhd.	1,599,975	13,301
	Telekom Malaysia Bhd.	18,294,400	13,026
	Inari Amertron Bhd.	33,743,125	12,435
	SP Setia Bhd Group	18,940,711	11,916
	Genting Plantations Bhd.	4,753,700	11,862
	KLCCP Stapled Group Bhd.	6,091,100	11,593
	IOI Properties Group Bhd.	27,478,155	10,490
	YTL Power International Bhd.	47,237,927	10,390
	IGB REIT	23,361,304	10,156
2	Astro Malaysia Holdings Bhd.	24,153,699	9,933
	Sunway REIT	22,962,000	9,824
	Kossan Rubber Industries Bhd.	9,904,949	9,196
2	Lotte Chemical Titan Holding Bhd.	8,108,009	8,371
	TIME dotCom Bhd.	4,219,840	8,329
	My EG Services Bhd.	33,725,450	8,274
	Malaysia Building Society Bhd.	31,019,494	7,558
	Malakoff Corp. Bhd.	36,971,000	7,514
	Serba Dinamik Holdings Bhd.	8,190,500	7,433
	Sunway Bhd.	18,740,252	7,422
*	FGV Holdings Bhd.	29,562,724	7,238
	Yinson Holdings Bhd.	6,722,100	6,742

	Berjaya Sports Toto Bhd.	11,726,469	6,478
	Cahya Mata Sarawak Bhd.	7,501,300	5,638
	Scientex Bhd.	2,543,292	5,472
	Malaysian Resources Corp. Bhd.	32,531,100	5,419
*	Sapura Energy Bhd.	80,782,962	5,250
	DRB-Hicom Bhd.	12,731,000	5,057
	Bermaz Auto Bhd.	8,837,140	4,731
	Pavilion REIT	10,941,600	4,634
	Padini Holdings Bhd.	4,895,663	4,437
	Supermax Corp. Bhd.	11,836,800	4,393
	Muhibbah Engineering M Bhd.	5,659,300	3,938
	UEM Sunrise Bhd.	20,651,940	3,815
	VS Industry Bhd.	17,456,400	3,465
	WCT Holdings Bhd.	16,391,194	3,245
*	Berjaya Corp. Bhd.	43,539,114	2,928
*	Eco World Development Group Bhd.	12,486,200	2,811
	Unisem M Bhd.	3,714,750	2,765
*	Eastern & Oriental Bhd.	10,200,555	2,695
*	Lafarge Malaysia Bhd.	5,847,968	2,677
	Sunway Construction Group Bhd.	6,932,025	2,646
	Pos Malaysia Bhd.	5,213,500	2,463
*	Bumi Armada Bhd.	49,858,087	2,440
*	Velesto Energy Bhd.	52,169,539	2,435
	MMC Corp. Bhd.	11,157,100	2,296
*	AirAsia X Bhd.	24,412,550	1,733
	Datasonic Group Bhd.	6,650,500	734
*	UMW Oil & Gas Corp. Warrants Expire 09/30/2024	12,999,819	222
*	Sunway Bhd. Warrants Expire 12/31/2024	2,118,838	160
*	Malaysian Resources Corp. Bhd. Warrants Expire 12/31/2027	2,634,201	158
	Malaysia Marine and Heavy Engineering Holdings Bhd.	554,871	89
*	Datasonic Group Bhd. Warrants Expire 07/05/2023	4,140,150	86
	Syarikat Takaful Malaysia Keluarga Bhd.	42,500	44
*	BIMB Holdings Bhd. Warrants Expire 12/04/2023	741,960	40
*	AirAsia X Bhd. Warrants Expire 06/08/2020	1,955,625	33
*	WCT Holdings Bhd. Warrants Expire 08/24/2020	1,594,005	31
*	OSK Holdings Bhd. Warrants Expire 07/22/2020	1,716,558	23
§	RHB Bank Bhd.	9,155,400	23
*	KNM Group Bhd. Warrants Expire 04/21/2020	1,085,088	5
*	Mah Sing Group Warrants Expire 01/15/2026	895,021	5
*	CB Industrial Product Holding Bhd Warrants Expire 10/31/2019	462,666	2
*,§	Eastern & Oriental Bhd Warrants Expire 07/21/2019	1,014,820	1
			2,455,778
Malta (0.0%)
*,§	BGP Holdings PLC	17,449,685	—

Mexico (0.7%)
	America Movil SAB de CV	418,922,162	335,405
	Fomento Economico Mexicano SAB de CV	32,087,083	291,921
	Grupo Financiero Banorte SAB de CV	42,901,624	238,175
	Wal-Mart de Mexico SAB de CV	78,611,949	206,373
	Grupo Mexico SAB de CV Class B	54,818,311	131,268
*	Cemex SAB de CV	216,937,089	117,191
	Grupo Televisa SAB	38,113,183	95,292
	Grupo Bimbo SAB de CV Class A	36,581,532	72,332
	Fibra Uno Administracion SA de CV	46,581,449	63,920
	Alfa SAB de CV Class A	46,842,092	58,962
	Grupo Aeroportuario del Sureste SAB de CV Class B	3,116,308	56,375

	Grupo Elektra SAB DE CV	980,575	53,159
	Grupo Financiero Inbursa SAB de CV	34,562,395	50,066
	Coca-Cola Femsa SAB de CV	7,952,560	49,698
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,038,626	45,224
	Mexichem SAB de CV	15,880,531	42,421
	Gruma SAB de CV Class B	3,246,978	39,559
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	26,338,764	39,435
	Arca Continental SAB de CV	6,156,612	35,808
	Promotora y Operadora de Infraestructura SAB de CV	3,220,195	32,858
	Infraestructura Energetica Nova SAB de CV	7,939,066	31,175
	Grupo Carso SAB de CV	7,201,802	28,231
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,991,807	27,775
	Industrias Penoles SAB de CV	1,893,336	25,847
	Alsea SAB de CV	8,342,394	23,087
2	Banco del Bajio SA	11,034,813	23,013
	Kimberly-Clark de Mexico SAB de CV Class A	13,282,796	22,172
	Megacable Holdings SAB de CV	4,677,020	21,029
	El Puerto de Liverpool SAB de CV	2,985,326	19,549
*	Regional SAB de CV	3,397,471	17,959
	PLA Administradora Industrial S de RL de CV	11,522,080	16,438
^	Elis SA (XLON)	871,981	14,089
2	Macquarie Mexico Real Estate Management SA de CV	11,836,249	12,992
	Bolsa Mexicana de Valores SAB de CV	6,466,801	12,925
	Gentera SAB de CV	17,072,293	12,455
	Corp Inmobiliaria Vesta SAB de CV	8,315,356	11,645
*	Telesites SAB de CV	18,153,766	11,392
	Becle SAB de CV	8,814,987	11,262
	Grupo Lala SAB de CV	8,520,053	10,346
	Grupo Comercial Chedraui SA de CV	4,498,861	8,717
	Prologis Property Mexico SA de CV	4,874,243	8,475
*	Alpek SAB de CV	6,092,209	8,309
	Industrias Bachoco SAB de CV Class B	2,135,786	8,188
2	GMexico Transportes SAB de CV	5,780,176	8,077
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	10,395,578	7,763
*	Genomma Lab Internacional SAB de CV Class B	11,187,594	7,758
*	Cemex SAB de CV ADR	1,332,936	7,251
*	La Comer SAB de CV	6,603,291	6,789
	Qualitas Controladora SAB de CV	2,716,309	6,639
2	Nemak SAB de CV	8,419,655	6,596
	Grupo Herdez SAB de CV	2,959,746	6,462
*	Hoteles City Express SAB de CV	5,400,300	6,363
*	Grupo Aeromexico SAB de CV	4,933,585	6,275
2	Concentradora Fibra Hotelera Mexicana SA de CV	9,581,474	4,946
*	Organizacion Soriana SAB de CV Class B	3,407,677	4,806
*	Industrias CH SAB de CV Class B	1,069,614	4,519
*	ALEATICA SAB de CV	3,535,775	4,251
	Concentradora Fibra Danhos SA de CV	2,917,872	4,170
	Grupo Aeroportuario del Pacifico SAB de CV ADR	42,869	3,864
	Credito Real SAB de CV SOFOM ER	3,527,379	3,636
	Unifin Financiera SAB de CV SOFOM ENR	1,585,478	3,534
	Grupo Cementos de Chihuahua SAB de CV	624,100	3,428
*	Grupo GICSA SAB de CV	8,573,128	2,928
*	Axtel SAB de CV	16,670,533	2,598
	Consorcio ARA SAB de CV	8,791,981	2,304
	Grupo Rotoplas SAB de CV	1,997,063	2,136
	TV Azteca SAB de CV	17,532,235	1,971

	Promotora y Operadora de Infraestructura SAB de CV Class L	281,923	1,902
*,2	Elementia SAB de CV	2,817,412	1,812
*	Grupo Simec SAB de CV Class B	257,123	817
			2,566,107
Netherlands (2.2%)
	Unilever NV	23,085,300	1,236,233
	ASML Holding NV	6,199,882	1,084,168
	ING Groep NV	59,521,940	706,283
	Koninklijke Philips NV	14,150,992	557,909
	Koninklijke Ahold Delhaize NV	16,541,929	435,819
	Heineken NV	3,587,536	322,232
*	Akzo Nobel NV	3,426,628	294,924
*	Unibail-Rodamco-Westfield (XAMS)	1,566,101	281,669
	Wolters Kluwer NV	4,059,254	252,451
	Koninklijke DSM NV	2,668,914	249,589
	NN Group NV	5,186,633	219,020
	ArcelorMittal	9,281,335	214,375
2	ABN AMRO Group NV	6,311,418	157,383
	Koninklijke KPN NV	50,464,926	155,142
	Heineken Holding NV	1,614,364	140,148
	Aegon NV	26,329,328	135,643
*	Unibail-Rodamco-Westfield (XPAR)	487,558	87,705
	ASR Nederland NV	2,037,602	85,943
	Randstad NV	1,682,496	81,105
*	Gemalto NV	1,279,776	74,219
*	Galapagos NV	710,682	73,126
*,2	Adyen NV	91,618	67,983
	IMCD NV	813,932	59,400
	Koninklijke Vopak NV	1,029,655	52,327
	Aalberts Industries NV	1,489,753	52,179
	SBM Offshore NV	2,707,252	44,686
2	Signify NV	1,651,725	40,918
^	Boskalis Westminster	1,240,560	32,599
*,2	Takeaway.com NV	500,520	31,748
	TKH Group NV	655,651	31,666
*	OCI NV	1,467,546	31,035
*	BE Semiconductor Industries NV	1,116,390	28,954
	ASM International NV	590,846	28,622
*	VEON Ltd.	9,765,879	24,797
	Corbion NV	869,964	24,640
	APERAM SA	792,588	24,194
	Eurocommercial Properties NV	721,118	23,365
^	Wereldhave NV	668,133	21,410
2	Intertrust NV	1,178,260	19,146
	Sligro Food Group NV	503,896	19,008
*,^	ALTICE EUROPE NV	9,011,526	18,382
	PostNL NV	6,891,255	17,806
	AMG Advanced Metallurgical Group NV	468,427	16,935
*	TomTom NV	1,830,669	16,388
*,2	Basic-Fit NV	515,260	15,764
2	GrandVision NV	705,178	15,723
^	Koninklijke BAM Groep NV	4,077,183	14,575
*,^	Fugro NV	1,289,015	14,216
^	Arcadis NV	1,066,330	13,846
2	Flow Traders	420,963	13,011
	Vastned Retail NV	267,138	10,413
	NSI NV	236,462	9,963

^	Wessanen	799,478	8,189
	Accell Group NV	363,070	7,984
	Koninklijke Volkerwessels NV	379,426	6,511
2	B&S Group Sarl	351,880	5,225
	ForFarmers NV	493,285	4,795
2	NIBC Holding NV	462,088	4,587
	Brunel International NV	265,572	3,704
	Aegon NV (XNYS)	523,631	2,707
*	ALTICE EUROPE NV Class B	575,239	1,178
*,^,§	SRH NV	672,039	—
			7,725,665
New Zealand (0.2%)
*	a2 Milk Co. Ltd.	11,088,168	97,516
	Spark New Zealand Ltd.	28,579,003	80,339
	Fisher & Paykel Healthcare Corp. Ltd.	8,803,600	76,618
	Auckland International Airport Ltd.	14,438,059	73,484
	Contact Energy Ltd.	11,284,909	47,218
	Meridian Energy Ltd.	19,269,948	46,955
	Ryman Healthcare Ltd.	6,364,302	46,117
*	Fletcher Building Ltd. (XNZE)	12,851,925	44,429
	SKYCITY Entertainment Group Ltd.	10,344,284	27,492
	Trade Me Group Ltd.	6,086,837	26,704
	Mainfreight Ltd.	1,189,383	25,915
	Mercury NZ Ltd.	10,400,378	25,416
	Z Energy Ltd.	5,636,623	23,405
	Chorus Ltd.	6,577,623	22,332
	Kiwi Property Group Ltd.	20,794,615	20,456
	EBOS Group Ltd.	1,279,809	19,188
	Goodman Property Trust	15,333,536	16,913
	Air New Zealand Ltd.	7,819,879	15,207
	Infratil Ltd.	5,652,409	14,743
	Summerset Group Holdings Ltd.	3,311,274	14,006
	Genesis Energy Ltd.	7,044,144	12,978
	Freightways Ltd.	2,370,300	12,429
	Precinct Properties New Zealand Ltd.	11,840,633	12,248
	Argosy Property Ltd.	11,425,666	9,445
*	Synlait Milk Ltd.	1,445,280	9,244
*	Restaurant Brands New Zealand Ltd.	1,524,048	9,015
	Vector Ltd.	3,690,460	8,762
	Metlifecare Ltd.	2,402,278	8,599
	Vital Healthcare Property Trust	5,225,778	7,594
	SKY Network Television Ltd.	5,665,021	7,406
*	Heartland Group Holdings Ltd.	6,175,958	5,891
	Tourism Holdings Ltd.	1,685,085	5,691
	Kathmandu Holdings Ltd.	2,876,696	4,754
	New Zealand Refining Co. Ltd.	2,522,709	4,068
*	TOWER Ltd.	6,192,666	3,126
			885,703
Norway (0.6%)
	Equinor ASA	15,010,350	343,229
	DNB ASA	16,167,091	286,954
	Telenor ASA	10,140,586	191,981
	Mowi ASA	6,277,902	138,682
	Yara International ASA	2,667,646	110,310
	Orkla ASA	11,731,156	94,815
	Norsk Hydro ASA	20,376,039	94,464

	Storebrand ASA	7,278,672	55,783
	Aker BP ASA	1,646,253	54,854
	Schibsted ASA Class A	1,397,231	49,061
	TGS NOPEC Geophysical Co. ASA	1,570,628	46,561
	Gjensidige Forsikring ASA	2,578,329	44,536
	Subsea 7 SA	3,893,891	44,185
	Tomra Systems ASA	1,659,690	43,121
	Salmar ASA	787,110	41,214
	Schibsted ASA Class B	1,291,263	40,997
	Bakkafrost P/F	606,294	31,519
	Leroy Seafood Group ASA	3,913,727	31,298
	SpareBank 1 SR-Bank ASA	2,870,383	31,076
	Aker ASA	366,795	25,819
2	Entra ASA	1,590,717	23,051
*	Norwegian Finans Holding ASA	2,393,630	19,696
	SpareBank 1 SMN	1,908,989	19,623
	DNO ASA	9,347,073	17,978
	Veidekke ASA	1,632,330	17,825
	Austevoll Seafood ASA	1,378,886	17,609
	Atea ASA	1,221,583	16,880
	Kongsberg Gruppen ASA	1,200,746	16,738
*	Borr Drilling Ltd.	5,720,887	14,655
	Borregaard ASA	1,487,464	13,218
*,2	Aker Solutions ASA	2,363,884	12,904
2	Sbanken ASA	1,256,804	11,412
*	Petroleum Geo-Services ASA	4,837,434	10,914
*,2	Elkem ASA	3,750,279	10,902
	Grieg Seafood ASA	828,120	10,700
2	Evry AS	2,585,605	9,462
*	Nordic Semiconductor ASA	2,310,443	8,050
	Norway Royal Salmon ASA	276,127	6,668
	Sparebank 1 Oestlandet	545,030	5,475
*	Wallenius Wilhelmsen ASA	1,515,843	5,384
	Ocean Yield ASA	713,979	5,135
^,2	XXL ASA	1,426,925	4,788
	Stolt-Nielsen Ltd.	351,018	4,236
*,^,2	BW LPG Ltd.	1,222,403	3,756
*,^	Norwegian Air Shuttle ASA	221,750	3,391
*	Akastor ASA	2,064,811	3,159
	Hoegh LNG Holdings Ltd.	623,579	2,876
*	Otello Corp. ASA	1,614,455	2,710
			2,099,654
Other (0.2%)3
4	Vanguard FTSE Emerging Markets ETF	15,811,766	660,616

Pakistan (0.0%)
	Oil & Gas Development Co. Ltd.	12,179,600	13,260
	Engro Corp. Ltd.	4,873,202	11,834
	MCB Bank Ltd.	7,800,093	11,740
	Habib Bank Ltd.	10,448,900	11,255
	Pakistan Petroleum Ltd.	8,004,177	10,972
	Lucky Cement Ltd.	3,221,230	10,934
	Pakistan State Oil Co. Ltd.	4,572,346	8,149
	Bank Alfalah Ltd.	22,672,708	8,040
	Hub Power Co. Ltd.	11,259,857	7,600
	Fauji Fertilizer Co. Ltd.	8,370,026	6,469
	Pakistan Oilfields Ltd.	1,804,440	6,183

	United Bank Ltd.	4,485,131	4,964
	Engro Fertilizers Ltd.	7,930,350	4,356
*	SUI Northern Gas Pipeline	5,594,791	3,434
	Nishat Mills Ltd.	3,053,174	3,150
	DG Khan Cement Co. Ltd.	4,681,469	2,900
	Kot Addu Power Co. Ltd.	7,250,171	2,652
*	SUI Southern Gas Co. Ltd.	13,269,000	2,439
	Searle Co. Ltd.	1,213,040	2,307
*	National Bank of Pakistan	6,316,000	2,151
	Millat Tractors Ltd.	329,510	2,110
	Fauji Cement Co. Ltd.	7,235,471	1,106
	Fauji Fertilizer Bin Qasim Ltd.	3,100,000	925
	Thal Ltd.	227,234	708
	Pakistan Telecommunication Co. Ltd.	1,547,000	116
			139,754
Peru (0.1%)
	Credicorp Ltd. (XNYS)	869,171	211,017
	Cia de Minas Buenaventura SAA ADR	3,013,026	47,154
	Credicorp Ltd. (XLIM)	141,898	34,475
	Volcan Cia Minera SAA Class B	37,785,207	8,517
§	Cia de Minas Buenaventura SAA	289,871	4,582
			305,745
Philippines (0.3%)
	SM Investments Corp.	7,389,785	140,970
	SM Prime Holdings Inc.	139,621,458	102,372
	Ayala Land Inc.	107,258,212	91,642
	BDO Unibank Inc.	30,274,830	78,658
	Ayala Corp.	3,805,175	67,865
	Bank of the Philippine Islands	27,331,463	47,841
	PLDT Inc.	1,773,689	44,086
	Metropolitan Bank & Trust Co.	25,374,343	40,959
	Universal Robina Corp.	13,554,362	38,549
	Jollibee Foods Corp.	6,266,635	38,058
	International Container Terminal Services Inc.	16,603,565	34,533
	GT Capital Holdings Inc.	1,398,295	28,720
	Manila Electric Co.	4,013,264	28,232
	Security Bank Corp.	6,917,406	23,796
	Aboitiz Equity Ventures Inc.	17,758,848	21,982
	JG Summit Holdings Inc.	16,769,590	20,850
	Metro Pacific Investments Corp.	219,593,421	20,527
	Megaworld Corp.	173,493,436	17,227
	Globe Telecom Inc.	440,547	17,135
	Aboitiz Power Corp.	23,038,717	17,015
	Alliance Global Group Inc.	62,782,900	16,515
	DMCI Holdings Inc.	59,800,019	14,462
*	Puregold Price Club Inc.	14,693,118	12,838
	LT Group Inc.	42,430,999	12,644
	Robinsons Land Corp.	29,869,886	12,641
	Robinsons Retail Holdings Inc.	6,740,051	11,379
	Bloomberry Resorts Corp.	49,588,473	10,515
	Pilipinas Shell Petroleum Corp.	10,488,066	9,677
	Manila Water Co. Inc.	17,360,872	9,174
	Semirara Mining & Power Corp. Class A	18,056,460	8,218
	D&L Industries Inc.	31,425,010	6,841
	First Gen Corp.	17,150,608	6,727
	Vista Land & Lifescapes Inc.	58,515,855	6,563

	Petron Corp.	35,264,570	5,063
	Cebu Air Inc.	2,550,785	4,309
	Century Pacific Food Inc.	13,119,955	4,008
	Filinvest Land Inc.	127,692,649	3,655
	Nickel Asia Corp.	37,792,436	1,781
*,2	CEMEX Holdings Philippines Inc.	29,672,829	1,518
*	DoubleDragon Properties Corp.	2,120,936	832
*,§	Energy Development Corp.	41,300	5
	Emperador Inc.	26,219	4
			1,080,386
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	13,006,489	138,260
	Polski Koncern Naftowy ORLEN SA	4,741,931	133,608
	Powszechny Zaklad Ubezpieczen SA	8,575,347	103,043
	Bank Polska Kasa Opieki SA	2,423,317	72,121
	Polskie Gornictwo Naftowe i Gazownictwo SA	26,674,499	54,756
*	KGHM Polska Miedz SA	2,101,721	53,319
*	CD Projekt SA	957,553	48,898
	Santander Bank Polska SA	449,844	45,258
	Grupa Lotos SA	1,517,975	37,953
*	PGE Polska Grupa Energetyczna SA	11,302,243	36,150
	LPP SA	13,021	29,262
*	Cyfrowy Polsat SA	4,041,783	25,751
	mBank SA	193,355	23,348
*	Alior Bank SA	1,440,906	22,318
*	Bank Millennium SA	9,291,185	22,068
	CCC SA	441,033	21,235
*,2	Dino Polska SA	736,690	19,885
*	Orange Polska SA	9,996,879	15,052
*	Jastrzebska Spolka Weglowa SA	808,456	14,865
	Asseco Poland SA	1,097,768	14,167
*	AmRest Holdings SE	1,134,630	12,013
	KRUK SA	245,590	11,059
2	PLAY Communications SA	1,749,089	10,727
	Kernel Holding SA	751,526	10,338
*	Tauron Polska Energia SA	15,864,425	10,145
*	Enea SA	3,178,127	9,170
*	Energa SA	3,213,977	8,784
	Bank Handlowy w Warszawie SA	466,611	8,676
	Grupa Azoty SA	712,998	7,105
^	Eurocash SA	1,179,728	6,383
	Ciech SA	382,878	5,408
	Budimex SA	163,672	4,756
*	PKP Cargo SA	408,328	4,508
	Warsaw Stock Exchange	399,108	4,294
*	Lubelski Wegiel Bogdanka SA	157,528	2,379
*	Boryszew SA	1,120,397	1,418
	Neuca SA	20,333	1,388
*,§	getBACK SA	560,985	566
			1,050,434
Portugal (0.1%)
	EDP - Energias de Portugal SA	34,706,948	126,772
	Galp Energia SGPS SA	7,888,887	123,261
	Jeronimo Martins SGPS SA	3,763,811	53,342
*	Banco Comercial Portugues SA	121,253,868	33,433
	NOS SGPS SA	3,395,363	22,025

	EDP Renovaveis SA	2,261,323	20,371
	Navigator Co. SA	3,866,775	18,920
	REN - Redes Energeticas Nacionais SGPS SA	5,692,283	17,098
	Sonae SGPS SA	14,710,044	15,348
	Altri SGPS SA	1,099,832	9,101
	CTT-Correios de Portugal SA	2,295,430	8,265
	Semapa-Sociedade de Investimento e Gestao	345,609	6,039
	Corticeira Amorim SGPS SA	487,619	5,431
*	Mota-Engil SGPS SA	1,297,207	2,868
*	Banco Espirito Santo SA	19,970,703	62
			462,336
Qatar (0.2%)
	Qatar National Bank QPSC	6,788,541	369,146
	Industries Qatar QSC	3,039,170	119,824
	Qatar Islamic Bank SAQ	1,757,286	76,365
	Masraf Al Rayan QSC	5,694,889	63,850
	Qatar Electricity & Water Co. QSC	769,542	39,908
	Commercial Bank PQSC	3,036,830	35,467
	Barwa Real Estate Co.	3,009,295	33,745
	Ooredoo QPSC	1,270,241	26,520
	Qatar Gas Transport Co. Ltd.	4,103,822	22,553
	Qatar Navigation QSC	825,011	15,650
*	Qatar Aluminum Manufacturing Co.	4,461,883	14,839
	Doha Bank QPSC	2,503,254	14,538
	United Development Co. QSC	2,631,741	12,154
*	Vodafone Qatar QSC	5,042,118	11,626
	Qatar International Islamic Bank QSC	587,598	11,106
*	Ezdan Holding Group QSC	2,273,340	9,790
*	Gulf International Services QSC	1,404,626	6,447
	Gulf Warehousing Co.	382,428	4,477
	Medicare Group	201,361	3,641
	Al Meera Consumer Goods Co. QSC	69,541	2,889
*	Salam International Investment Ltd. QSC	1,212,090	1,664
			896,199
Russia (0.9%)
	LUKOIL PJSC	6,616,034	533,322
	Sberbank of Russia PJSC	156,421,013	522,868
	Gazprom PJSC	139,055,551	346,464
	Novatek PJSC	12,534,481	219,907
	Tatneft PJSC	17,717,507	218,378
	MMC Norilsk Nickel PJSC	673,332	140,946
	Rosneft Oil Co. PJSC	14,732,004	92,655
	Lukoil PJSC ADR	891,538	71,588
	Surgutneftegas OAO Preference Shares	113,268,718	70,148
	Novatek PJSC GDR	376,401	69,107
	AK Transneft OAO Preference Shares	23,869	63,817
	Tatneft PJSC ADR (XLON)	855,143	62,852
	Alrosa PJSC	37,527,174	56,672
	Magnit PJSC GDR	3,480,308	55,488
	Gazprom PJSC ADR (XLON)	10,956,653	53,569
	Mobile TeleSystems PJSC ADR	5,315,010	45,709
	Surgutneftegas PJSC	98,799,151	41,351
	VTB Bank PJSC	65,211,411,587	37,720
	Inter RAO UES PJSC	568,682,851	33,301
	Severstal PJSC	2,092,076	32,007
	Moscow Exchange MICEX-RTS PJSC	21,676,276	30,836

	Polyus PJSC GDR	659,791	27,557
	Novolipetsk Steel PJSC GDR	977,675	22,919
	PhosAgro PJSC GDR	1,481,356	20,197
	Tatneft PAO Preference Shares	2,281,309	19,880
	Rosneft Oil Co. PJSC GDR	3,078,221	19,249
	Magnitogorsk Iron & Steel Works PJSC	27,268,321	18,075
	Mobile TeleSystems PJSC	4,192,849	16,793
	Magnit PJSC	255,420	16,272
	RusHydro PJSC	1,867,771,366	14,667
	Rostelecom PJSC	13,100,563	14,490
	Aeroflot PJSC	7,894,653	13,030
	Severstal PJSC GDR	755,113	11,531
	Federal Grid Co. Unified Energy System PJSC	4,055,901,675	10,347
	Novolipetsk Steel PJSC	3,591,020	8,365
	Safmar Financial Investment	954,206	8,127
	Surgutneftegas PJSC ADR	1,910,067	7,907
	VTB Bank PJSC GDR	5,391,278	6,819
	Unipro PJSC	158,734,196	6,679
	Bashneft PJSC	220,999	6,559
	ROSSETI PJSC	434,644,850	6,534
*	M.Video PJSC	1,018,940	6,249
*	RussNeft PJSC	622,940	5,653
	MMC Norilsk Nickel PJSC ADR	253,081	5,271
*	Uralkali PJSC	3,867,138	5,188
2	Detsky Mir PJSC	3,420,958	4,760
*	Raspadskaya OJSC	2,202,948	4,587
	TMK PJSC	4,954,776	4,073
	Sistema PJSFC GDR	1,306,157	3,646
	Mosenergo PJSC	102,081,556	3,425
	ENEL RUSSIA PJSC	181,152,396	3,069
	Mechel PJSC Preference Shares	1,802,910	2,944
	Sistema PJSFC	15,957,488	2,350
	Bashneft PAO Preference Shares	63,355	1,741
	Sberbank of Russia PJSC ADR (XLON)	125,603	1,708
*	Mechel PJSC ADR	711,000	1,699
	TGC-1 PJSC	10,822,122,665	1,519
	OGK-2 PJSC	277,155,958	1,442
*	Mechel PJSC	805,193	1,009
	PhosAgro PJSC	14,618	578
	Tatneft PJSC ADR	3,534	261
	Sberbank of Russia PJSC ADR	8,082	110
	Gazprom PJSC ADR	10,809	53
			3,136,037
Singapore (0.9%)
	DBS Group Holdings Ltd.	27,538,076	490,799
	Oversea-Chinese Banking Corp. Ltd.	50,802,106	435,815
	United Overseas Bank Ltd.	19,571,208	366,788
	Singapore Telecommunications Ltd.	114,005,973	256,332
	Keppel Corp. Ltd.	22,096,246	100,476
	CapitaLand Ltd.	39,076,500	96,879
	Ascendas REIT	38,837,422	79,203
	Wilmar International Ltd.	29,926,114	74,120
	Singapore Exchange Ltd.	13,012,492	73,994
	Genting Singapore Ltd.	88,842,338	72,808
	Singapore Technologies Engineering Ltd.	23,734,501	65,726
	CapitaLand Mall Trust	36,780,096	65,680
	Singapore Airlines Ltd.	7,889,974	56,682

ComfortDelGro Corp. Ltd.	31,709,586	55,024
CapitaLand Commercial Trust	37,763,730	52,864
City Developments Ltd.	7,304,759	49,997
Venture Corp. Ltd.	3,986,442	48,422
Singapore Press Holdings Ltd.	24,852,339	46,425
Suntec REIT	31,357,853	44,994
Jardine Cycle & Carriage Ltd.	1,535,490	43,148
Mapletree Commercial Trust	29,945,743	39,181
UOL Group Ltd.	7,876,371	38,978
Mapletree Logistics Trust	37,338,530	38,050
SATS Ltd.	10,094,870	36,416
Mapletree North Asia Commercial Trust	32,921,404	31,306
Mapletree Industrial Trust	20,515,918	30,532
Sembcorp Industries Ltd.	14,592,312	28,152
Keppel REIT	30,650,424	26,883
NetLink NBN Trust	44,892,630	26,192
Hutchison Port Holdings Trust	77,055,763	19,328
Golden Agri-Resources Ltd.	97,619,380	18,422
Frasers Logistics & Industrial Trust	22,704,386	18,263
Singapore Post Ltd.	23,837,764	17,476
Sembcorp Marine Ltd.	13,029,056	15,550
Ascott Residence Trust	16,381,978	14,501
CDL Hospitality Trusts	11,470,065	14,239
Keppel DC REIT	12,767,584	13,656
Manulife US REIT	15,955,092	13,563
Frasers Centrepoint Trust	7,649,559	13,016
ESR-REIT	32,011,229	12,504
StarHub Ltd.	8,889,159	11,780
Raffles Medical Group Ltd.	13,133,162	10,850
Parkway Life REIT	5,054,308	10,774
Keppel Infrastructure Trust	28,098,254	10,648
Bukit Sembawang Estates Ltd.	2,464,400	10,299
United Engineers Ltd.	5,326,697	10,099
Frasers Commercial Trust	9,098,049	10,069
Starhill Global REIT	18,622,783	9,893
Ascendas India Trust	11,756,200	9,439
First Resources Ltd.	7,131,560	9,066
CapitaLand Retail China Trust	7,761,669	8,652
OUE Hospitality Trust	14,868,129	8,125
Cache Logistics Trust	14,806,375	8,028
M1 Ltd.	5,265,524	8,024
Wing Tai Holdings Ltd.	5,185,283	7,914
AIMS AMP Capital Industrial REIT	7,523,193	7,723
Fortune REIT (XSES)	6,141,000	7,484
Ascendas Hospitality Trust	11,243,566	7,105
Sheng Siong Group Ltd.	7,528,236	6,213
Frasers Property Ltd.	4,482,142	6,035
SIA Engineering Co. Ltd.	3,254,554	5,998
First REIT	7,365,729	5,972
Far East Hospitality Trust	11,781,001	5,823
Frasers Hospitality Trust	10,396,808	5,677
SPH REIT	7,028,471	5,374
GuocoLand Ltd.	3,652,385	4,973
Lippo Malls Indonesia Retail Trust	27,080,710	4,834
Accordia Golf Trust	11,671,291	4,774
Soilbuild Business Space REIT	10,380,111	4,665
Silverlake Axis Ltd.	12,032,683	4,336

	Yoma Strategic Holdings Ltd.	16,568,132	4,192
	OUE Ltd.	3,603,451	4,102
	Sabana Shari’ah Compliant Industrial REIT	12,885,858	3,983
	Boustead Singapore Ltd.	3,584,502	2,103
	Asian Pay Television Trust	20,358,477	1,984
	Bumitama Agri Ltd.	3,626,730	1,863
*,^,§	Hyflux Ltd.	7,030,168	1,097
*,^,§	Noble Group Ltd.	13,223,534	796
*,^,§	China Fishery Group Ltd.	9,033,000	510
*,^,§	Ezra Holdings Ltd.	20,298,532	166
*,§	Ezion Holdings Ltd. Warrants Expire 04/15/2020	3,136,323	2
*,^	Ezion Holdings Ltd. Warrants Expire 04/16/2023	12,879,086	—
	Indofood Agri Resources Ltd.	30	—
			3,293,828
South Africa (1.6%)
	Naspers Ltd.	6,519,762	1,508,176
	Standard Bank Group Ltd.	19,458,370	287,492
	Sasol Ltd.	8,503,114	257,255
	FirstRand Ltd.	48,475,072	254,726
	MTN Group Ltd.	27,516,380	180,035
	Sanlam Ltd.	26,581,854	168,968
	Absa Group Ltd.	10,878,195	152,658
	Nedbank Group Ltd.	6,138,391	132,852
	Remgro Ltd.	7,850,828	125,243
	Old Mutual Ltd. (XLON)	67,312,810	116,772
	Bid Corp. Ltd.	5,086,055	109,148
	Shoprite Holdings Ltd.	7,220,022	89,339
	Vodacom Group Ltd.	9,677,349	88,058
	Growthpoint Properties Ltd.	44,628,373	87,404
	AngloGold Ashanti Ltd.	6,162,033	86,905
	Bidvest Group Ltd.	5,178,810	79,428
	RMB Holdings Ltd.	11,391,310	72,134
	Capitec Bank Holdings Ltd.	813,371	71,747
	Redefine Properties Ltd.	81,134,276	64,652
	Mr Price Group Ltd.	3,788,689	63,775
	Discovery Ltd.	5,222,854	62,787
	Aspen Pharmacare Holdings Ltd.	5,702,494	62,684
	Woolworths Holdings Ltd.	14,835,508	56,381
^	Clicks Group Ltd.	3,720,082	55,317
	Tiger Brands Ltd.	2,484,590	52,098
	Sappi Ltd.	8,520,415	50,335
	Gold Fields Ltd.	12,297,665	49,904
	NEPI Rockcastle plc	5,206,578	49,229
	PSG Group Ltd.	2,537,372	48,118
	SPAR Group Ltd.	3,020,653	45,580
	Mondi Ltd.	1,812,524	45,071
	Exxaro Resources Ltd.	3,861,525	45,009
	Foschini Group Ltd.	3,511,031	44,978
	Anglo American Platinum Ltd.	924,455	44,623
	Life Healthcare Group Holdings Ltd.	21,249,622	43,560
^	Netcare Ltd.	22,254,961	41,890
	Truworths International Ltd.	6,546,634	39,845
	AVI Ltd.	5,121,701	36,001
	Rand Merchant Investment Holdings Ltd.	11,652,754	32,532
	Investec Ltd.	4,723,118	31,131
*	Impala Platinum Holdings Ltd.	10,338,617	30,366
	Barloworld Ltd.	3,309,137	30,329

	Pick n Pay Stores Ltd.	5,410,530	28,362
	Hyprop Investments Ltd.	3,879,325	26,332
*	Sibanye Gold Ltd.	27,317,747	23,743
	Telkom SA SOC Ltd.	4,603,604	23,293
	Fortress REIT Ltd. Class A	15,944,316	23,114
	Resilient REIT Ltd.	4,437,812	21,529
*	MMI Holdings Ltd.	16,157,742	20,472
	Kumba Iron Ore Ltd.	792,794	20,407
*	Northam Platinum Ltd.	5,403,299	19,674
	KAP Industrial Holdings Ltd.	28,415,964	18,402
	Fortress REIT Ltd. Class B	15,642,371	18,356
	Vukile Property Fund Ltd.	11,475,003	18,206
	African Rainbow Minerals Ltd.	1,594,487	17,899
*	Motus Holdings Ltd.	2,416,466	16,262
^,2	Pepkor Holdings Ltd.	10,567,312	15,904
	JSE Ltd.	1,275,108	15,794
	Liberty Holdings Ltd.	1,873,304	15,136
	Santam Ltd.	608,551	13,979
*	Super Group Ltd.	5,328,871	13,759
	Reunert Ltd.	2,528,433	13,425
^	Pioneer Foods Group Ltd.	2,251,405	13,415
*	Harmony Gold Mining Co. Ltd.	6,630,184	13,314
	Imperial Logistics Ltd.	2,574,870	13,206
	Assore Ltd.	505,347	13,115
	Attacq Ltd.	10,356,980	12,533
	Coronation Fund Managers Ltd.	3,978,663	12,403
	Tsogo Sun Holdings Ltd.	8,194,617	12,233
2	Dis-Chem Pharmacies Ltd.	5,957,517	11,527
	Massmart Holdings Ltd.	1,621,582	11,300
	SA Corporate Real Estate Ltd.	38,866,029	11,124
	Old Mutual Ltd. (XJSE)	6,252,335	11,038
	MAS Real Estate Inc.	6,314,449	10,564
	AECI Ltd.	1,557,193	10,436
*	Nampak Ltd.	9,753,487	10,279
*,^	Brait SE	4,800,332	10,169
*	Famous Brands Ltd.	1,370,055	9,301
*	PPC Ltd.	21,330,424	8,931
	Advtech Ltd.	7,594,215	8,537
	Emira Property Fund Ltd.	6,976,986	8,338
*	Sun International Ltd.	1,776,054	7,856
	Wilson Bayly Holmes-Ovcon Ltd.	723,453	7,611
	Equites Property Fund Ltd.	4,847,570	7,486
	Astral Foods Ltd.	568,322	6,955
	Cashbuild Ltd.	329,172	6,876
*	DataTec Ltd.	3,097,309	6,805
	Hosken Consolidated Investments Ltd.	766,412	6,711
	Omnia Holdings Ltd.	991,373	6,326
	Tongaat Hulett Ltd.	1,660,858	6,310
	EPP NV	4,278,916	5,996
*,^	Curro Holdings Ltd.	2,512,972	5,445
	Arrowhead Properties Ltd.	14,085,974	4,840
	Adcock Ingram Holdings Ltd.	1,002,661	4,790
	Zeder Investments Ltd.	14,096,657	4,785
	City Lodge Hotels Ltd.	513,255	4,713
	Hudaco Industries Ltd.	414,491	4,539
*,^	Steinhoff International Holdings NV (XJSE)	34,997,957	4,385
	Murray & Roberts Holdings Ltd.	3,941,131	4,250

	Alexander Forbes Group Holdings Ltd.	11,989,065	4,199
	Allied Electronics Corp. Ltd.	3,165,974	4,192
*	Long4Life Ltd.	12,099,565	4,103
*	EOH Holdings Ltd.	2,041,804	4,080
	Metair Investments Ltd.	2,786,307	3,943
	Mpact Ltd.	2,340,350	3,782
	Peregrine Holdings Ltd.	2,585,779	3,566
*	Grindrod Ltd.	5,998,173	3,464
*	Blue Label Telecoms Ltd.	9,501,934	3,196
	Clover Industries Ltd.	2,036,535	3,038
	Oceana Group Ltd.	476,742	2,763
	Alviva Holdings Ltd.	2,091,377	2,753
^	Lewis Group Ltd.	1,101,492	2,730
	Raubex Group Ltd.	1,885,442	2,651
	Delta Property Fund Ltd.	6,698,550	2,163
	Merafe Resources Ltd.	17,239,546	1,819
*	Ascendis Health Ltd.	3,722,370	1,534
^	Rebosis Property Fund Ltd.	6,880,423	1,441
*	Stadio Holdings Ltd.	4,468,048	1,349
	DRDGOLD Ltd.	4,772,256	1,095
*	Grindrod Shipping Holdings Ltd.	147,630	982
*	ArcelorMittal South Africa Ltd.	608,197	148
*	Steinhoff International Holdings NV (XETR)	1,089,227	141
*	Royal Bafokeng Platinum Ltd.	12,162	27
*	Adcock Ingram Holdings Ltd. Warrants Expire 07/26/2019	5,387	1
			5,756,185
South Korea (3.6%)
	Samsung Electronics Co. Ltd.	71,836,135	2,995,145
	SK Hynix Inc.	7,877,750	526,783
	Samsung Electronics Co. Ltd. Preference Shares	12,289,421	416,435
	Hyundai Motor Co.	2,211,297	257,796
	NAVER Corp.	2,045,574	250,758
	POSCO	994,243	245,431
	KB Financial Group Inc.	5,681,639	244,125
	Shinhan Financial Group Co. Ltd.	6,237,149	241,241
*,^	Celltrion Inc.	1,212,054	239,980
	LG Chem Ltd.	703,713	233,452
	Hyundai Mobis Co. Ltd.	993,220	201,194
	Hana Financial Group Inc.	4,519,370	162,501
	Samsung SDI Co. Ltd.	800,236	161,535
	LG Household & Health Care Ltd.	136,139	154,896
	SK Innovation Co. Ltd.	887,750	150,694
	KT&G Corp.	1,687,015	150,215
	Samsung C&T Corp.	1,276,674	138,125
	Kia Motors Corp.	3,926,200	128,379
	Samsung Fire & Marine Insurance Co. Ltd.	501,057	122,938
	SK Holdings Co. Ltd.	506,413	120,293
	NCSoft Corp.	259,407	109,232
§	Woori Bank	7,738,380	102,933
	Korea Electric Power Corp.	3,301,890	102,040
	LG Electronics Inc.	1,664,231	99,891
	Samsung SDS Co. Ltd.	484,322	97,747
	LG Corp.	1,371,697	95,911
^	Samsung Electro-Mechanics Co. Ltd.	847,527	82,943
	Amorepacific Corp.	495,732	81,071
*	Hyundai Heavy Industries Co. Ltd.	640,933	80,209
	Samsung Life Insurance Co. Ltd.	972,771	77,348

*,^,2	Samsung Biologics Co. Ltd.	202,770	73,180
	Kakao Corp.	807,820	72,370
	Coway Co. Ltd.	858,031	64,663
	Hyundai Engineering & Construction Co. Ltd.	1,108,466	62,285
	SK Telecom Co. Ltd.	261,075	60,441
	Lotte Chemical Corp.	223,211	60,373
	Korea Zinc Co. Ltd.	151,680	60,066
	S-Oil Corp.	626,551	58,997
	LG Display Co. Ltd.	3,376,334	57,508
*,^	SillaJen Inc.	802,879	54,725
*	Samsung Heavy Industries Co. Ltd.	6,620,916	54,386
	Hyundai Steel Co.	1,160,591	53,404
	E-MART Inc.	308,820	53,343
*,^	Celltrion Healthcare Co. Ltd.	783,758	52,592
	Industrial Bank of Korea	4,066,841	52,092
*	Hyundai Heavy Industries Holdings Co. Ltd.	159,838	51,738
*,^	ViroMed Co. Ltd.	206,873	51,676
	Kangwon Land Inc.	1,633,849	49,988
	Mirae Asset Daewoo Co. Ltd.	7,079,926	48,537
	Hyundai Motor Co. 2nd Preference Shares	615,292	46,563
	DB Insurance Co. Ltd.	716,885	44,769
	Hankook Tire Co. Ltd.	1,151,924	43,331
*	Lotte Corp.	917,307	43,254
^	Hanmi Pharm Co. Ltd.	107,184	41,939
	Daelim Industrial Co. Ltd.	420,941	40,381
	LG Uplus Corp.	2,941,910	39,987
	GS Holdings Corp.	806,181	39,459
	CJ CheilJedang Corp.	120,602	37,176
^	GS Engineering & Construction Corp.	871,797	36,953
*,^	HLB Inc.	533,576	36,174
*	Samsung Engineering Co. Ltd.	2,386,968	36,080
	Hyundai Glovis Co. Ltd.	281,901	36,044
	Fila Korea Ltd.	795,433	34,183
	Korea Investment Holdings Co. Ltd.	587,858	34,095
	Orion Corp.	328,895	33,588
	Hotel Shilla Co. Ltd.	463,505	32,055
	Hyundai Marine & Fire Insurance Co. Ltd.	932,855	31,310
	BNK Financial Group Inc.	4,650,179	30,761
	Lotte Shopping Co. Ltd.	173,957	30,684
	CJ ENM Co. Ltd.	159,979	30,580
*	Korea Aerospace Industries Ltd.	988,793	30,418
	Samsung Securities Co. Ltd.	1,007,085	30,402
	Medy-Tox Inc.	62,171	29,120
	Yuhan Corp.	133,909	28,668
	Hanon Systems	2,436,816	28,135
	AMOREPACIFIC Group	446,663	27,601
	OCI Co. Ltd.	277,592	26,831
*	Shinhan Financial Group Co. Ltd. ADR	694,819	26,737
	S-1 Corp.	288,226	26,633
	KCC Corp.	89,368	26,314
	Hanwha Corp.	827,500	26,230
^,2	Netmarble Corp.	271,466	26,201
	Shinsegae Inc.	106,333	25,392
	NH Investment & Securities Co. Ltd.	2,010,306	25,323
	Hanwha Chemical Corp.	1,244,758	25,247
^	Hyundai Elevator Co. Ltd.	242,780	24,406
	Korean Air Lines Co. Ltd.	739,091	24,210

*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	716,792	23,980
	Cheil Worldwide Inc.	1,059,429	22,375
	Kumho Petrochemical Co. Ltd.	268,794	21,800
	CJ Corp.	199,133	21,624
*	HDC Hyundai Development Co-Engineering & Construction	473,451	21,043
	Hyundai Department Store Co. Ltd.	240,880	20,736
	SK Telecom Co. Ltd. ADR	783,809	19,901
	LG Household & Health Care Ltd. Preference Shares	28,733	19,628
*	Korea Gas Corp.	400,468	19,517
	Meritz Securities Co. Ltd.	4,598,157	18,999
	LG Innotek Co. Ltd.	214,753	18,966
	DGB Financial Group Inc.	2,391,993	18,683
*,^	Korea Electric Power Corp. ADR	1,178,719	18,070
	LG Chem Ltd. Preference Shares	98,735	18,029
*	Hanall Biopharma Co. Ltd.	562,197	17,722
*,^	CJ Logistics Corp.	116,858	17,671
	Hyundai Mipo Dockyard Co. Ltd.	310,520	17,596
	Meritz Fire & Marine Insurance Co. Ltd.	877,305	17,515
*,^	Hyundai Rotem Co. Ltd.	728,786	17,451
	Hanwha Life Insurance Co. Ltd.	4,346,604	16,837
^	POSCO Chemtech Co. Ltd.	311,699	16,737
*,^	Doosan Infracore Co. Ltd.	2,108,871	16,487
*,^	Pearl Abyss Corp.	93,438	16,230
^	BGF retail Co. Ltd.	95,578	15,779
^	Mando Corp.	510,386	15,612
*	Hanwha Aerospace Co. Ltd.	544,955	15,424
	Com2uSCorp	149,401	15,410
*,^	Celltrion Pharm Inc.	270,862	15,398
*,^	Hyundai Merchant Marine Co. Ltd.	4,175,490	15,053
^	Kolon Industries Inc.	275,629	14,744
	Samsung Card Co. Ltd.	485,051	14,532
*,^	Ananti Inc.	625,881	14,451
^	Kolmar Korea Co. Ltd.	237,038	14,385
	Ottogi Corp.	20,458	14,344
	Hanmi Science Co. ltd	214,705	14,177
	Youngone Corp.	452,778	14,110
	LS Corp.	272,404	14,078
	Koh Young Technology Inc.	188,328	13,919
	Posco Daewoo Corp.	768,949	13,901
2	Orange Life Insurance Ltd.	511,135	13,800
*	KB Financial Group Inc. ADR	321,718	13,741
^	KIWOOM Securities Co. Ltd.	174,908	13,611
	GS Retail Co. Ltd.	416,339	13,487
*,^	Pharmicell Co. Ltd.	838,187	13,399
*	Daewoo Engineering & Construction Co. Ltd.	2,834,328	13,251
	SK Networks Co. Ltd.	2,426,905	12,971
*	Genexine Co. Ltd.	197,542	12,768
	Amorepacific Corp. Preference Shares	138,083	12,695
	Hyundai Motor Co. Preference Shares	183,045	12,667
	NongShim Co. Ltd.	49,193	12,369
^	Daewoong Pharmaceutical Co. Ltd.	69,830	12,188
^	Paradise Co. Ltd.	729,723	12,018
*	Pan Ocean Co. Ltd.	2,929,277	11,978
^	Cosmax Inc.	105,409	11,975
	Seoul Semiconductor Co. Ltd.	555,778	11,900
	Korean Reinsurance Co.	1,453,483	11,745
	LS Industrial Systems Co. Ltd.	247,166	11,691

^	Hanjin Kal Corp.	467,110	11,651
^	Bukwang Pharmaceutical Co. Ltd.	554,648	11,643
	Doosan Bobcat Inc.	388,695	11,625
	JB Financial Group Co. Ltd.	2,071,139	11,588
*	Doosan Heavy Industries & Construction Co. Ltd.	1,112,647	11,407
	SKC Co. Ltd.	316,119	11,041
*	SM Entertainment Co. Ltd.	254,110	11,014
	LOTTE Fine Chemical Co. Ltd.	267,635	10,944
	SFA Engineering Corp.	295,525	10,903
	KEPCO Plant Service & Engineering Co. Ltd.	356,590	10,897
	Green Cross Corp.	86,871	10,753
^	SK Materials Co. Ltd.	76,257	10,702
	Innocean Worldwide Inc.	167,153	10,583
	POSCO ADR	175,310	10,557
*,^	Komipharm International Co. Ltd.	504,754	10,386
*	JYP Entertainment Corp.	400,200	10,370
	Chong Kun Dang Pharmaceutical Corp.	106,633	10,199
	Douzone Bizon Co. Ltd.	271,857	10,101
	Hyundai Greenfood Co. Ltd.	808,271	10,002
*	Hugel Inc.	32,967	9,926
^	Hyundai Wia Corp.	251,029	9,877
^	Hanssem Co. Ltd.	152,337	9,831
	Samsung Electronics Co. Ltd. GDR	9,518	9,809
	Hansol Chemical Co. Ltd.	127,565	9,747
^	Ssangyong Cement Industrial Co. Ltd.	1,613,416	9,639
	HDC Holdings Co. Ltd.	572,129	9,631
^	Hyundai Construction Equipment Co. Ltd.	192,078	9,564
*,^	Kumho Tire Co. Inc.	2,084,530	9,540
	Taekwang Industrial Co. Ltd.	7,759	9,476
	Doosan Corp.	89,049	9,440
^	Iljin Materials Co. Ltd.	254,930	9,346
*,^	Amicogen Inc.	271,199	9,207
^	WONIK IPS Co. Ltd.	434,387	8,991
*	Yungjin Pharmaceutical Co. Ltd.	1,533,147	8,973
	Green Cross Holdings Corp.	414,265	8,921
*	CrystalGenomics Inc.	551,029	8,896
^	Hana Tour Service Inc.	138,839	8,863
	Hyosung Corp.	137,233	8,666
	SK Chemicals Co. Ltd.	140,113	8,650
	LOTTE Himart Co. Ltd.	189,417	8,627
	Dongsuh Cos. Inc.	490,993	8,485
*	Esmo Corp.	1,331,981	8,426
*	Cafe24 Corp.	83,754	8,379
^	CJ CGV Co. Ltd.	210,884	8,110
	Poongsan Corp.	293,273	8,080
	Hyundai Home Shopping Network Corp.	87,128	8,071
	Daeduck Electronics Co.	862,363	7,968
*,^	Ecopro Co. Ltd.	269,990	7,946
*	NHN Entertainment Corp.	148,122	7,896
*	Sangsangin Co. Ltd.	497,596	7,846
*	Medipost Co. Ltd.	110,102	7,825
*	Enzychem Lifesciences Corp.	88,967	7,714
	GS Home Shopping Inc.	45,138	7,706
*,^	HLB Life Science CO Ltd.	534,266	7,695
*,^	Telcon RF Pharmaceutical Inc.	1,038,120	7,652
*	Osstem Implant Co. Ltd.	152,716	7,646
	Taeyoung Engineering & Construction Co. Ltd.	633,325	7,620

*,^	Naturecell Co. Ltd.	593,375	7,337
	Grand Korea Leisure Co. Ltd.	315,201	7,305
^	Shinsegae International Inc.	37,448	7,303
*,^	Studio Dragon Corp.	88,483	7,229
	Hite Jinro Co. Ltd.	470,969	7,168
	JW Pharmaceutical Corp.	195,528	7,135
*,^	G-treeBNT Co. Ltd.	307,740	7,127
	Daesang Corp.	312,038	7,083
	Huchems Fine Chemical Corp.	337,863	7,002
^	L&F Co. Ltd.	226,342	6,989
*	Hyosung TNC Co. Ltd.	45,089	6,985
*,^	Kolon Life Science Inc.	108,163	6,946
	DoubleUGames Co. Ltd.	137,667	6,941
^	Daou Technology Inc.	360,695	6,883
	Lotte Chilsung Beverage Co. Ltd.	5,248	6,773
	Dentium Co. Ltd.	100,999	6,657
	Handsome Co. Ltd.	199,906	6,643
	Jeil Pharma Holdings Inc.	279,731	6,595
	Korea Petrochemical Ind Co. Ltd.	43,079	6,586
	Hanjin Transportation Co. Ltd.	180,857	6,552
	Dong-A ST Co. Ltd.	71,132	6,469
	Dongkuk Steel Mill Co. Ltd.	850,682	6,369
*,^	iNtRON Biotechnology Inc.	362,492	6,342
^	YG Entertainment Inc.	161,383	6,333
	Samyang Holdings Corp.	84,433	6,327
*,^	Inscobee Inc.	1,217,422	6,211
	LG International Corp.	396,498	6,171
^	Feelux Co. Ltd.	575,364	6,160
^	Samwha Capacitor Co. Ltd.	103,810	6,141
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	38,931	6,097
	DB HiTek Co. Ltd.	520,957	6,073
	LEENO Industrial Inc.	134,697	6,067
^	SKCKOLONPI Inc.	190,770	5,963
	LF Corp.	266,573	5,931
*	Foosung Co. Ltd.	781,660	5,832
	Soulbrain Co. Ltd.	124,325	5,697
*	Asiana Airlines Inc.	1,443,393	5,674
	Eo Technics Co. Ltd.	121,546	5,581
*	BH Co. Ltd.	349,867	5,420
	Korea Real Estate Investment & Trust Co. Ltd.	2,256,336	5,369
	Modetour Network Inc.	238,611	5,316
	LG Hausys Ltd.	84,334	5,311
^	LIG Nex1 Co. Ltd.	172,062	5,271
	LG Electronics Inc. Preference Shares	214,734	5,245
	IS Dongseo Co. Ltd.	191,667	5,223
*,^	CMG Pharmaceutical Co. Ltd.	1,213,677	5,194
	Hanwha General Insurance Co. Ltd.	1,045,669	5,108
	Partron Co. Ltd.	620,096	5,059
	Daishin Securities Co. Ltd.	479,427	5,016
	Daewoong Co. Ltd.	302,193	4,995
^	Orion Holdings Corp.	292,039	4,966
*	Ilyang Pharmaceutical Co. Ltd.	187,790	4,950
	Jeil Pharmaceutical Co. Ltd.	120,938	4,915
*,^	GemVax & Kael Co. Ltd.	430,872	4,863
^	NICE Holdings Co. Ltd.	301,083	4,850
	Huons Co. Ltd.	78,291	4,789
	Tongyang Inc.	2,625,951	4,779

	Kumho Industrial Co. Ltd.	402,836	4,741
	NICE Information Service Co. Ltd.	512,398	4,739
	Young Poong Corp.	6,813	4,701
^	Lock&Lock Co. Ltd.	260,498	4,684
	Hankook Tire Worldwide Co. Ltd.	321,267	4,647
*	Hyosung Advanced Materials Corp.	44,578	4,604
*,^	Hyundai Electric & Energy System Co. Ltd.	183,172	4,592
	Binggrae Co. Ltd.	74,233	4,576
	Songwon Industrial Co. Ltd.	230,266	4,576
^	Hansae Co. Ltd.	248,206	4,571
	Silicon Works Co. Ltd.	131,316	4,569
	Mirae Asset Life Insurance Co. Ltd.	1,038,959	4,540
*	Webzen Inc.	246,179	4,470
	SK Discovery Co. Ltd.	169,853	4,430
	Dongwon F&B Co. Ltd.	17,984	4,369
*	Hyosung Chemical Corp.	33,711	4,293
^	KEPCO Engineering & Construction Co. Inc.	180,744	4,260
^	WeMade Entertainment Co. Ltd.	123,880	4,247
^	Advanced Process Systems Corp.	173,076	4,194
*,^	DIO Corp.	176,563	4,183
	Nexen Tire Corp.	464,902	4,123
	Hanil Cement Co. Ltd.	31,976	4,099
^	Caregen Co. Ltd.	64,786	4,087
*,^	Hyosung Heavy Industries Corp.	99,809	4,082
*,^	Peptron Inc.	194,825	4,070
	Meritz Financial Group Inc.	365,256	4,064
	Sebang Global Battery Co. Ltd.	120,274	4,049
^	Dawonsys Co. Ltd.	285,261	4,046
	Posco ICT Co. Ltd.	775,467	4,021
	Dong-A Socio Holdings Co. Ltd.	42,061	3,979
	CJ Hello Co. Ltd.	429,947	3,977
	Halla Holdings Corp.	100,358	3,948
*	Binex Co. Ltd.	376,582	3,918
	Korea Electric Terminal Co. Ltd.	103,190	3,911
	Green Cross Cell Corp.	86,026	3,907
	HS Industries Co. Ltd.	683,300	3,883
	Hansol Paper Co. Ltd.	250,447	3,874
	Youngone Holdings Co. Ltd.	69,697	3,868
*	Korea Line Corp.	176,279	3,822
	Ahnlab Inc.	84,057	3,804
*	Innox Advanced Materials Co. Ltd.	86,599	3,772
^	Aekyung Industrial Co. Ltd.	102,593	3,705
	SK Gas Ltd.	48,357	3,585
	Dongwon Industries Co. Ltd.	16,871	3,580
	SL Corp.	195,735	3,557
	Namyang Dairy Products Co. Ltd.	6,257	3,551
	AK Holdings Inc.	77,080	3,542
^	SPC Samlip Co. Ltd.	33,402	3,519
	F&F Co. Ltd.	91,930	3,518
*	Seegene Inc.	205,360	3,508
*,^	Taihan Electric Wire Co. Ltd.	3,432,144	3,469
*	Yuanta Securities Korea Co. Ltd.	1,114,850	3,448
	S&T Motiv Co. Ltd.	112,352	3,444
^	Namhae Chemical Corp.	267,614	3,393
	InBody Co. Ltd.	160,808	3,373
	Vieworks Co. Ltd.	108,907	3,366
	Lotte Food Co. Ltd.	5,837	3,356

	Lotte Confectionery Co. Ltd.	21,124	3,317
	DongKook Pharmaceutical Co. Ltd.	65,311	3,309
	Dongjin Semichem Co. Ltd.	419,882	3,301
*	Gamevil Inc.	65,473	3,279
^	Hyundai Corp.	112,576	3,219
	Shinyoung Securities Co. Ltd.	59,773	3,197
	i-SENS Inc.	140,256	3,158
*,^	Able C&C Co. Ltd.	292,666	3,154
^	Maeil Dairies Co. Ltd.	44,751	3,091
	JW Holdings Corp.	468,447	3,025
*,^	SK Securities Co. Ltd.	4,470,134	2,995
	Samchully Co. Ltd.	33,040	2,987
	BGF Co. Ltd.	416,236	2,975
	Kolmar Korea Holdings Co. Ltd.	104,858	2,927
	Dae Hwa Pharmaceutical Co. Ltd.	153,206	2,911
^	Jusung Engineering Co. Ltd.	489,946	2,897
*,^	ATGen Co. Ltd.	249,320	2,871
	TES Co. Ltd.	224,664	2,795
	Hancom Inc.	228,359	2,782
	Samyang Corp.	50,839	2,763
*,^	Insun ENT Co. Ltd.	451,052	2,752
*,^	Toptec Co. Ltd.	275,535	2,734
*	Seobu T&D	347,625	2,697
	NS Shopping Co. Ltd.	218,954	2,670
^	Kwang Dong Pharmaceutical Co. Ltd.	403,996	2,668
^	Kolon Corp.	85,147	2,559
^	Daishin Securities Co. Ltd. Preference Shares	324,161	2,537
^	Sung Kwang Bend Co. Ltd.	234,870	2,532
^	NEPES Corp.	231,891	2,530
*,^	Naturalendo Tech Co. Ltd.	194,233	2,523
^	Huons Global Co. Ltd.	66,765	2,497
*,^	Aprogen pharmaceuticals Inc.	1,124,808	2,480
*,^	Jenax Inc.	222,343	2,443
*	Hanwha Investment & Securities Co. Ltd.	1,117,465	2,439
	KT Skylife Co. Ltd.	237,958	2,421
	Seah Besteel Corp.	150,513	2,406
*	Cuckoo Homesys Co. Ltd.	15,031	2,393
^	Hyundai Livart Furniture Co. Ltd.	134,689	2,388
*,^	Duk San Neolux Co. Ltd.	153,666	2,375
^	KISWIRE Ltd.	102,969	2,365
*,^	Cellumed Co. Ltd.	285,414	2,348
	Lutronic Corp.	271,181	2,310
*,^	Ssangyong Motor Co.	515,545	2,301
	CJ CheilJedang Corp. Preference Shares	19,515	2,293
	Youlchon Chemical Co. Ltd.	163,991	2,211
	INTOPS Co. Ltd.	165,533	2,208
	TK Corp.	192,938	2,202
	Hankook Shell Oil Co. Ltd.	7,400	2,201
	Muhak Co. Ltd.	177,522	2,197
^	Korea Asset In Trust Co. Ltd.	545,733	2,181
^	ST Pharm Co. Ltd.	123,636	2,125
^	Chongkundang Holdings Corp.	36,515	2,102
	Cuckoo Holdings Co. Ltd.	18,514	2,083
^	Vidente Co. Ltd.	349,649	2,082
	Kyobo Securities Co. Ltd.	234,474	2,080
	Sungwoo Hitech Co. Ltd.	560,168	2,076
	iMarketKorea Inc.	285,760	2,060

	E1 Corp.	37,385	2,042
*,^	Homecast Co. Ltd.	461,171	2,042
*	COSON Co. Ltd.	220,872	2,040
*,^	NUTRIBIOTECH Co. Ltd.	141,629	2,010
	Tongyang Life Insurance Co. Ltd.	449,147	1,987
	Hansol Holdings Co. Ltd.	435,296	1,962
*	Eusu Holdings Co. Ltd.	240,100	1,942
*,^	Lumens Co. Ltd.	688,592	1,933
	Daekyo Co. Ltd.	326,587	1,933
*	Eugene Investment & Securities Co. Ltd.	768,429	1,932
*	Neowiz	163,818	1,896
	Cell Biotech Co. Ltd.	74,107	1,891
	Dae Han Flour Mills Co. Ltd.	11,217	1,855
*,^	Wonik Holdings Co. Ltd.	480,918	1,827
*	KTB Investment & Securities Co. Ltd.	613,974	1,823
	Humedix Co. Ltd.	76,006	1,792
*	Sam Chun Dang Pharm Co. Ltd.	43,054	1,766
*	Leaders Cosmetics Co. Ltd.	167,730	1,737
*,^	KONA I Co. Ltd.	159,647	1,724
	Sindoh Co. Ltd.	39,122	1,687
	Sam Young Electronics Co. Ltd.	146,499	1,637
*,^	Interflex Co. Ltd.	158,396	1,634
*	APS Holdings Corp.	409,596	1,628
	Daea TI Co. Ltd.	210,399	1,611
*,^	Agabang&Company	434,529	1,587
*,^	KH Vatec Co. Ltd.	185,490	1,571
*,^	GNCO Co. Ltd.	982,426	1,566
*,^	Samsung Pharmaceutical Co. Ltd.	630,804	1,561
*	Hansol Technics Co. Ltd.	226,471	1,531
	KISCO Corp.	296,620	1,530
*	S&T Dynamics Co. Ltd.	227,294	1,492
^	It’s Hanbul Co. Ltd.	59,944	1,455
^	CJ Freshway Corp.	54,762	1,439
^	KC Tech Co. Ltd.	130,663	1,435
^	Woongjin Thinkbig Co. Ltd.	472,050	1,412
*,^	CUROCOM Co. Ltd.	1,107,281	1,410
^	KC Co. Ltd.	112,686	1,400
*,^	G-SMATT GLOBAL Co. Ltd.	797,032	1,391
^	Byucksan Corp.	573,698	1,380
^	Coreana Cosmetics Co. Ltd.	328,397	1,380
	Interpark Holdings Corp.	585,913	1,319
	ICD Co. Ltd.	156,164	1,293
*	SFA Semicon Co. Ltd.	877,116	1,288
	GOLFZON Co. Ltd.	37,481	1,268
	Hanil Holdings Co. Ltd.	23,495	1,230
*,^	Taewoong Co. Ltd.	117,964	1,204
*	SBS Media Holdings Co. Ltd.	575,528	1,175
*	SeAH Steel Corp.	18,633	1,129
*	Humax Co. Ltd.	169,909	1,031
	DB Financial Investment Co. Ltd.	218,187	966
*	Jcontentree Corp.	216,515	966
	Cosmax BTI Inc	51,442	956
^	SeAH Steel Holdings Corp.	19,912	937
*	Hanjin Heavy Industries & Construction Co. Ltd.	800,368	899
*	Mezzion Pharma Co. Ltd.	10,515	864
*	STCUBE	37,262	807
	LVMC Holdings	279,966	684

	Maeil Holdings Co. Ltd.	61,538	611
*	Oscotec Inc.	24,202	527
*	LegoChem Biosciences Inc.	10,036	453
*,§	Tera Resource Co. Ltd.	209,223	9
	CROWNHAITAI Holdings Co. Ltd.	5	—
*,§	CNK International Co. Ltd.	259,916	—
			12,649,487
Spain (2.0%)
	Banco Santander SA	245,697,940	1,165,266
*	Iberdrola SA	91,248,299	754,218
	Banco Bilbao Vizcaya Argentaria SA	101,799,730	604,202
	Telefonica SA	68,792,446	591,729
	Amadeus IT Group SA	6,290,502	457,440
	Industria de Diseno Textil SA	16,060,714	449,274
*	Repsol SA	18,958,849	332,789
	CaixaBank SA	54,890,551	207,598
2	Aena SME SA	976,037	168,716
*	Ferrovial SA	7,451,801	167,107
*	ACS Actividades de Construccion y Servicios SA	3,719,471	153,929
	Red Electrica Corp. SA	6,601,973	152,147
	Grifols SA	5,671,028	147,938
	Naturgy Energy Group SA	4,699,151	131,365
	Endesa SA	4,814,521	120,419
	Enagas SA	3,474,983	101,290
	Banco de Sabadell SA	86,165,688	98,799
	Bankinter SA	10,557,036	82,433
2	Cellnex Telecom SA	2,507,768	70,669
	Merlin Properties Socimi SA	5,123,310	68,734
	Grifols SA Preference Shares	3,119,879	58,394
	Bankia SA	18,603,249	54,228
*	Siemens Gamesa Renewable Energy SA	3,435,782	48,779
	Inmobiliaria Colonial Socimi SA	4,706,748	48,152
	Mapfre SA	15,355,525	42,725
	Bolsas y Mercados Espanoles SHMSF SA	1,178,765	35,621
	Viscofan SA	605,197	33,738
^	Acciona SA	330,552	31,473
	Acerinox SA	2,676,768	29,170
*	Masmovil Ibercom SA	1,271,285	27,721
	Grupo Catalana Occidente SA	655,990	25,995
	Applus Services SA	2,224,218	25,500
	Cia de Distribucion Integral Logista Holdings SA	956,861	24,709
^	Ebro Foods SA	1,199,456	24,695
	CIE Automotive SA	846,559	23,776
^	Zardoya Otis SA	2,784,748	22,063
	Prosegur Cia de Seguridad SA	4,041,231	21,877
*	Indra Sistemas SA	1,900,310	19,552
	Mediaset Espana Comunicacion SA	2,752,126	19,391
	Corp Financiera Alba SA	349,086	17,310
	Melia Hotels International SA	1,696,296	17,019
*	Iberdrola SA	2,020,998	16,655
*,^,2	Neinor Homes SA	1,130,412	16,206
	Faes Farma SA	4,158,033	15,617
*	Fomento de Construcciones y Contratas SA	1,042,401	15,426
*	Almirall SA	906,816	15,385
	Ence Energia y Celulosa SA	1,902,894	14,776
^,2	Gestamp Automocion SA	2,447,234	14,315
2	Unicaja Banco SA	11,890,215	13,947

2	Euskaltel SA	1,507,058	13,811
2	Prosegur Cash SA	5,711,912	13,367
^	Tecnicas Reunidas SA	496,698	12,705
	Construcciones y Auxiliar de Ferrocarriles SA	279,225	12,580
*	Sacyr SA	5,007,246	12,088
*	Fluidra SA	928,159	10,526
*	Liberbank SA	19,984,776	9,870
	Lar Espana Real Estate Socimi SA	990,861	9,544
*	Promotora de Informaciones SA	4,906,446	9,485
*,2	Global Dominion Access SA	1,733,839	9,046
*,2	Aedas Homes SAU	312,426	8,411
*,2	Metrovacesa SA	660,605	8,028
^	Atresmedia Corp. de Medios de Comunicacion SA	1,223,539	5,938
*,^	Pharma Mar SA	2,571,617	3,813
*	Codere SA	764,834	3,520
^	Distribuidora Internacional de Alimentacion SA	6,814,608	3,338
^	Telefonica SA ADR	340,358	2,947
^	Obrascon Huarte Lain SA	2,391,046	2,185
*	ACS Actividades de Construccion y Servicios SA Rights Expire 02/05/2019	3,705,713	2,034
^	NH Hotel Group SA	342,405	1,708
	Vidrala SA	11,195	1,027
*	Sacyr SA Interim Line	143,064	345
*,^,§	Let’s GOWEX SA	155,449	—
			6,956,593
Sweden (1.9%)
	Telefonaktiebolaget LM Ericsson Class B	45,476,071	405,350
	Swedbank AB Class A	15,258,576	346,621
	Investor AB Class B	7,660,512	336,920
	Volvo AB Class B	22,804,153	328,605
	Sandvik AB	16,439,991	262,708
	Assa Abloy AB Class B	13,998,566	260,851
	Essity AB Class B	9,264,451	256,334
*	Atlas Copco AB Class A	9,182,382	239,562
	Svenska Handelsbanken AB Class A	22,017,526	239,437
	Skandinaviska Enskilda Banken AB Class A	22,017,877	231,114
^	Hennes & Mauritz AB Class B	13,381,597	208,215
	Hexagon AB Class B	3,818,043	186,975
	Telia Co. AB	40,710,724	177,415
*	Atlas Copco AB Class B	6,189,361	148,107
	Swedish Match AB	2,627,651	117,724
	Alfa Laval AB	4,805,806	108,956
*	Boliden AB	4,180,438	104,629
	Tele2 AB	8,136,990	101,869
	SKF AB	5,783,333	97,416
	Skanska AB Class B	5,432,192	95,119
*	Epiroc AB Class A	9,571,130	91,905
	Kinnevik AB	3,650,503	89,196
	Electrolux AB Class B	3,664,234	86,704
	Lundin Petroleum AB	2,636,076	84,316
	Svenska Cellulosa AB SCA Class B	9,071,261	79,791
	Castellum AB	4,132,451	78,343
	Securitas AB Class B	4,745,289	76,304
	Elekta AB Class B	5,473,876	73,182
	Trelleborg AB Class B	3,741,743	63,027
	Industrivarden AB Class A	2,876,845	60,800
*	Fabege AB	4,049,972	59,097
	Industrivarden AB	2,825,353	58,248

*	Swedish Orphan Biovitrum AB	2,453,598	57,990
	Investor AB Class A	1,262,425	55,496
	Nibe Industrier AB Class B	4,597,922	52,286
*	Epiroc AB Class B	5,810,861	52,083
^	Saab AB Class B	1,431,231	49,453
	Husqvarna AB	6,198,036	47,373
*	Fastighets AB Balder Class B	1,489,190	46,999
^	ICA Gruppen AB	1,197,020	42,101
	Loomis AB Class B	1,108,871	39,785
	Getinge AB	3,404,900	38,446
*	AAK AB	2,660,174	38,264
	Indutrade AB	1,427,711	35,909
	L E Lundbergforetagen AB Class B	1,157,160	35,730
^	BillerudKorsnas AB	2,716,619	34,306
	Modern Times Group MTG AB Class B	999,269	33,668
*	Holmen AB	1,561,035	33,453
	Hexpol AB	3,766,507	33,340
2	Thule Group AB	1,609,023	32,851
^	Intrum AB	1,141,691	32,626
2	Dometic Group AB	4,517,300	32,231
	SSAB AB Class B	9,092,716	30,444
2	Ahlsell AB	4,941,606	29,814
	Axfood AB	1,671,245	29,264
	Hufvudstaden AB Class A	1,746,894	29,013
	Lifco AB Class B	693,090	27,779
*	Wihlborgs Fastigheter AB	2,026,715	26,441
	Peab AB	3,085,475	25,721
	Wallenstam AB	2,527,822	25,456
^	Investment AB Latour Class B	1,875,089	23,296
2	Evolution Gaming Group AB	371,741	22,329
2	Bravida Holding AB	3,024,330	22,166
	Kungsleden AB	2,895,763	21,982
^	JM AB	1,086,683	21,969
^	NCC AB Class B	1,413,778	21,392
	Sweco AB Class B	1,022,415	20,982
	Pandox AB Class B	1,136,001	19,778
	Hemfosa Fastigheter AB	2,013,385	17,870
	AF AB	1,013,634	17,867
*	Vitrolife AB	975,163	17,226
*	Betsson AB	1,854,154	17,077
	Avanza Bank Holding AB	362,149	16,474
	Bonava AB	1,199,083	15,022
	SSAB AB Class A	3,758,648	14,900
^	Mycronic AB	1,052,949	13,480
*	NetEnt AB	2,761,973	13,376
*	Nyfosa AB	2,470,882	13,353
	Atrium Ljungberg AB	686,494	12,561
2	Attendo AB	1,595,275	12,254
	Nolato AB Class B	264,989	12,202
	Arjo AB	3,353,600	11,932
*,^	SAS AB	4,324,761	11,692
	Klovern AB	8,903,301	10,844
2	Scandic Hotels Group AB	1,104,569	10,542
2	Resurs Holding AB	1,564,717	10,313
	Bilia AB	1,170,291	10,296
	Nobia AB	1,775,498	10,296
	Bure Equity AB	766,886	9,447

*	Hembla AB Class B	512,207	9,324
	Cloetta AB Class B	3,339,285	8,858
	Svenska Handelsbanken AB Class B	748,696	8,661
*	Investment AB Oresund	564,224	8,657
	Oriflame Holding AG	387,580	8,622
	Ratos AB	2,971,436	8,536
	Lindab International AB	1,020,764	8,226
	Concentric AB	559,551	8,102
*	SkiStar AB	622,684	7,568
	Klovern AB Preference Shares	204,467	7,256
	Hemfosa Fastigheter AB Preference Shares	355,141	6,670
^	Clas Ohlson AB	571,780	4,979
	Mekonomen AB	620,155	4,945
	Sagax AB	1,204,693	4,397
^,2	Munters Group AB	1,078,313	4,391
	Telefonaktiebolaget LM Ericsson Class A	411,410	3,711
*	Radisson Hospitality AB	741,301	3,471
*	Collector AB	593,701	3,196
	Haldex AB	421,459	2,960
	NCC AB Class A	158,978	2,383
	Skandinaviska Enskilda Banken AB	192,638	2,087
	Sagax AB Preference Shares	327,583	1,270
*	Hansa Biopharma AB	38,598	1,024
	Bonava AB	75,911	943
			6,786,317
Switzerland (5.3%)
	Nestle SA	46,065,652	4,016,183
	Novartis AG	33,244,477	2,902,269
	Roche Holding AG	10,630,317	2,828,044
	Zurich Insurance Group AG	2,289,503	718,567
	UBS Group AG	53,738,264	696,647
	Cie Financiere Richemont SA	7,792,335	537,110
	ABB Ltd.	27,216,980	520,953
	Credit Suisse Group AG	38,775,378	471,328
	Swiss Re AG	4,628,249	443,871
	Givaudan SA	140,779	341,538
	Lonza Group AG	1,130,793	298,754
*	Sika AG	2,117,849	279,674
	LafargeHolcim Ltd. (XVTX)	5,822,246	273,807
	Geberit AG	552,318	215,919
	Swiss Life Holding AG	518,035	213,716
	SGS SA	78,708	190,004
	Swisscom AG	387,032	185,505
	Partners Group Holding AG	252,060	173,368
	Sonova Holding AG	774,060	145,272
	Julius Baer Group Ltd.	3,318,777	133,389
	Schindler Holding AG	622,160	132,346
	Swatch Group AG (Bearer)	441,376	126,437
	Temenos AG	893,123	120,558
	Adecco Group AG	2,343,155	117,418
	Chocoladefabriken Lindt & Spruengli AG	1,572	115,381
	Baloise Holding AG	730,986	113,214
	Straumann Holding AG	153,114	111,164
	Kuehne & Nagel International AG	771,429	104,321
	Swiss Prime Site AG	1,202,964	101,907
	Chocoladefabriken Lindt & Spruengli AG Participation Certificates	15,949	101,412
	Roche Holding AG (Bearer)	381,968	100,405

	Vifor Pharma AG	684,645	87,138
	Logitech International SA	2,195,783	80,108
	LafargeHolcim Ltd. (XPAR)	1,401,544	65,529
	PSP Swiss Property AG	614,512	63,221
	Clariant AG	3,068,774	60,955
	Helvetia Holding AG	102,107	60,451
	Schindler Holding AG (Registered)	283,406	59,860
^	BB Biotech AG	867,875	59,245
	Georg Fischer AG	62,530	55,426
	EMS-Chemie Holding AG	109,883	54,883
	Flughafen Zurich AG	292,955	51,747
	Barry Callebaut AG	29,387	49,996
	Pargesa Holding SA	615,799	48,609
	Dufry AG	461,317	46,139
2	Sunrise Communications Group AG	529,275	44,622
2	VAT Group AG	393,157	40,707
	Swatch Group AG (Registered)	717,604	39,929
	OC Oerlikon Corp. AG	3,058,080	39,518
	Cembra Money Bank AG	454,188	39,221
	Tecan Group AG	178,817	36,109
	Allreal Holding AG	217,907	35,347
	Panalpina Welttransport Holding AG	199,751	35,147
2	Galenica AG	766,013	34,978
	Banque Cantonale Vaudoise	43,656	34,622
^	ams AG	1,182,190	31,690
	Bucher Industries AG	102,997	31,455
	DKSH Holding AG	417,470	31,290
	dormakaba Holding AG	47,339	31,185
	Belimo Holding AG	7,131	30,958
	Sulzer AG	279,503	25,674
	Valiant Holding AG	232,839	25,148
	Emmi AG	29,689	25,067
	Vontobel Holding AG	438,830	24,737
^	Landis&Gyr Group AG	381,856	24,662
	Forbo Holding AG	17,413	24,279
*	Idorsia Ltd.	1,375,103	23,749
	Siegfried Holding AG	63,000	22,221
	Mobimo Holding AG	88,456	21,684
	SFS Group AG	266,384	21,438
	BKW AG	275,189	19,365
	Daetwyler Holding AG	115,075	17,383
	Conzzeta AG	19,671	17,130
	Huber & Suhner AG	214,394	16,563
	Inficon Holding AG	29,812	15,859
	St. Galler Kantonalbank AG	31,322	15,663
^	Fanhua Inc. ADR	603,331	15,572
	Interroll Holding AG	8,473	15,330
*	Aryzta AG (XVTX)	13,517,040	15,213
*	Ceva Logistics AG	494,459	14,948
	Komax Holding AG	55,994	14,844
	HBM HLTHCR-I	86,281	14,633
	Valora Holding AG	50,706	13,476
	Schweiter Technologies AG	13,594	12,871
	Burckhardt Compression Holding AG	46,670	11,996
	Kardex AG	90,306	11,910
^	Comet Holding AG	117,622	10,468
	VZ Holding AG	39,177	10,388

	Liechtensteinische Landesbank AG	157,410	10,314
	GAM Holding AG	2,345,583	10,239
*,^	COSMO Pharmaceuticals NV	110,499	9,853
	Bobst Group SA	119,116	9,627
	Bachem Holding AG	81,842	9,411
*	Meyer Burger Technology AG	9,646,764	9,173
*	Basilea Pharmaceutica AG	169,844	8,963
	u-blox Holding AG	103,997	8,877
	Bell Food Group AG	27,322	8,561
	Intershop Holding AG	16,582	8,292
	LEM Holding SA	6,752	8,086
*,^	Arbonia AG	657,119	7,949
	Implenia AG	219,888	7,756
	Autoneum Holding AG	42,986	7,043
	Ascom Holding AG	531,175	6,821
	Vetropack Holding AG	2,983	6,803
^	Rieter Holding AG	47,573	6,588
	EFG International AG	1,070,636	6,349
*,^	Leonteq AG	133,829	6,180
	Bossard Holding AG	39,039	6,157
	ALSO Holding AG	46,278	5,987
	Swissquote Group Holding SA	126,452	5,955
^	Ypsomed Holding AG	44,643	5,174
*	VP Bank AG	35,416	4,945
	Zehnder Group AG	145,649	4,870
	APG SGA SA	13,532	4,555
^	Kudelski SA	558,639	3,726
*	Alpiq Holding AG	48,049	3,724
*	Schmolz & Bickenbach AG	5,894,687	3,441
*	Aryzta AG	772,280	884
*	Tamedia AG	5,742	661
*	Berner Kantonalbank AG	490	104
*	Aryzta AG (XDUB)	77,228	91
			18,919,996
Taiwan (3.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	363,029,463	2,692,942
	Hon Hai Precision Industry Co. Ltd.	183,155,693	424,541
	Formosa Plastics Corp.	74,563,793	249,529
	Nan Ya Plastics Corp.	86,643,460	216,494
	Largan Precision Co. Ltd.	1,567,243	199,273
	CTBC Financial Holding Co. Ltd.	279,174,864	190,102
	Formosa Chemicals & Fibre Corp.	52,433,289	182,475
	MediaTek Inc.	22,513,858	182,428
	Chunghwa Telecom Co. Ltd.	50,425,399	176,892
	Uni-President Enterprises Corp.	73,457,841	174,073
	Cathay Financial Holding Co. Ltd.	121,002,965	174,012
	Fubon Financial Holding Co. Ltd.	112,881,567	165,511
	Delta Electronics Inc.	33,039,259	165,090
	China Steel Corp.	190,268,691	158,648
	Mega Financial Holding Co. Ltd.	167,606,760	146,317
	E.Sun Financial Holding Co. Ltd.	158,832,355	111,326
	First Financial Holding Co. Ltd.	151,742,843	101,188
	ASE Technology Holding Co. Ltd.	49,830,997	100,217
	Yuanta Financial Holding Co. Ltd.	173,056,586	96,826
	President Chain Store Corp.	8,640,994	91,779
	Taiwan Mobile Co. Ltd.	24,642,492	88,060
	Catcher Technology Co. Ltd.	11,325,731	87,186

	Taiwan Cement Corp.	69,427,615	86,049
	Taiwan Cooperative Financial Holding Co. Ltd.	141,764,947	85,982
	Asustek Computer Inc.	10,830,966	84,430
	Hua Nan Financial Holdings Co. Ltd.	134,010,698	80,957
	Quanta Computer Inc.	41,350,237	76,198
	Formosa Petrochemical Corp.	20,973,230	74,475
	China Development Financial Holding Corp.	218,522,530	71,779
	Taishin Financial Holding Co. Ltd.	155,815,829	69,497
	Chailease Holding Co. Ltd.	18,230,937	68,091
	Yageo Corp.	5,899,428	64,507
	United Microelectronics Corp.	157,287,965	60,071
	Far Eastern New Century Corp.	60,590,729	59,472
	Far EasTone Telecommunications Co. Ltd.	24,759,962	58,112
	Chang Hwa Commercial Bank Ltd.	96,245,555	56,411
	SinoPac Financial Holdings Co. Ltd.	164,175,598	56,019
	Pegatron Corp.	30,827,639	52,659
	Lite-On Technology Corp.	33,342,444	49,788
	Pou Chen Corp.	40,953,338	49,668
	Innolux Corp.	133,164,024	45,922
	Novatek Microelectronics Corp.	8,731,275	45,870
	Advantech Co. Ltd.	5,769,079	43,504
	Asia Cement Corp.	35,926,567	43,197
	Walsin Technology Corp.	7,374,163	42,667
	Shin Kong Financial Holding Co. Ltd.	147,384,755	42,336
	Cheng Shin Rubber Industry Co. Ltd.	28,269,306	40,055
	AU Optronics Corp.	102,117,640	40,030
	Compal Electronics Inc.	66,418,689	39,830
	Realtek Semiconductor Corp.	7,167,215	39,277
	China Life Insurance Co. Ltd.	41,489,886	37,801
	Inventec Corp.	46,276,315	36,131
	Eclat Textile Co. Ltd.	3,088,201	35,492
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	926,424	34,852
	Foxconn Technology Co. Ltd.	17,541,959	34,233
	Taiwan High Speed Rail Corp.	32,458,648	33,233
	Feng TAY Enterprise Co. Ltd.	5,127,615	32,679
	Globalwafers Co. Ltd.	3,252,000	32,158
	Win Semiconductors Corp.	6,172,167	31,480
	Vanguard International Semiconductor Corp.	14,100,000	31,293
	Wistron Corp.	44,247,107	31,010
	WPG Holdings Ltd.	23,653,309	30,324
	Hiwin Technologies Corp.	3,681,778	29,831
	Chunghwa Telecom Co. Ltd. ADR	833,910	29,270
	Accton Technology Corp.	8,097,800	29,144
*	Tatung Co. Ltd.	32,484,738	29,000
	Acer Inc.	44,384,682	28,938
	Walsin Lihwa Corp.	47,406,000	27,500
	Synnex Technology International Corp.	21,492,286	26,857
	Airtac International Group	2,251,791	26,558
	Powertech Technology Inc.	11,296,955	26,521
	Nanya Technology Corp.	12,660,773	25,713
	Micro-Star International Co. Ltd.	10,398,000	25,672
	Taiwan Business Bank	70,027,528	25,429
	TA Chen Stainless Pipe	17,243,001	25,102
	Chroma ATE Inc.	5,998,800	24,125
	Giant Manufacturing Co. Ltd.	4,675,319	23,457
	Highwealth Construction Corp.	14,596,860	23,008
	Winbond Electronics Corp.	46,199,474	22,915

	Phison Electronics Corp.	2,592,510	21,509
	Tripod Technology Corp.	7,840,023	21,093
	Chipbond Technology Corp.	9,483,000	21,072
	Chicony Electronics Co. Ltd.	9,240,556	20,391
	Simplo Technology Co. Ltd.	2,710,865	19,904
	TCI Co. Ltd.	1,340,328	19,695
	Radiant Opto-Electronics Corp.	6,762,948	19,404
	Merida Industry Co. Ltd.	3,865,440	19,214
	Nien Made Enterprise Co. Ltd.	2,146,919	18,502
	Ruentex Development Co. Ltd.	11,929,783	18,263
	Sino-American Silicon Products Inc.	8,253,428	18,158
	Zhen Ding Technology Holding Ltd.	6,875,355	18,069
	Macronix International	27,229,396	18,024
	Ruentex Industries Ltd.	6,564,518	17,721
	Teco Electric and Machinery Co. Ltd.	28,954,000	17,669
	Eva Airways Corp.	35,640,265	17,425
	Parade Technologies Ltd.	1,033,805	17,159
	International CSRC Investment Holdings Co.	12,010,273	17,152
	Makalot Industrial Co. Ltd.	2,724,223	17,091
	Formosa Taffeta Co. Ltd.	14,668,000	16,928
	Taiwan Fertilizer Co. Ltd.	11,892,166	16,902
*	TaiMed Biologics Inc.	2,945,000	16,608
	CTCI Corp.	10,290,000	15,808
*	PharmaEssentia Corp.	2,647,118	15,225
*	China Petrochemical Development Corp.	43,097,647	15,177
	China Airlines Ltd.	42,768,717	14,836
	Qisda Corp.	22,714,880	14,665
	Merry Electronics Co. Ltd.	2,794,282	14,660
	Unimicron Technology Corp.	19,444,750	14,548
	E Ink Holdings Inc.	13,559,000	14,526
	Evergreen Marine Corp. Taiwan Ltd.	36,710,066	14,463
	St. Shine Optical Co. Ltd.	723,000	13,564
	Silergy Corp.	895,000	13,542
*	HTC Corp.	11,083,792	13,497
	King Yuan Electronics Co. Ltd.	17,340,000	13,432
	Hota Industrial Manufacturing Co. Ltd.	3,337,517	13,326
	Hotai Motor Co. Ltd.	1,372,000	13,284
	King’s Town Bank Co. Ltd.	13,709,000	13,161
^	AU Optronics Corp. ADR	3,421,335	13,104
	Epistar Corp.	14,749,760	12,799
	Elan Microelectronics Corp.	4,536,800	12,799
	Feng Hsin Steel Co. Ltd.	6,450,000	12,288
	Waterland Financial Holdings Co. Ltd.	37,423,161	12,128
	Eternal Materials Co. Ltd.	14,396,905	11,763
	Elite Material Co. Ltd.	4,360,965	11,621
*	OBI Pharma Inc.	1,953,000	11,543
	Taichung Commercial Bank Co. Ltd.	33,451,549	11,501
	Voltronic Power Technology Corp.	663,781	11,463
	Grand Pacific Petrochemical	13,910,000	11,437
	King Slide Works Co. Ltd.	1,020,000	11,436
	FLEXium Interconnect Inc.	4,551,802	11,355
	Taiwan Secom Co. Ltd.	4,020,920	11,352
	Compeq Manufacturing Co. Ltd.	16,471,000	11,345
	Poya International Co. Ltd.	1,116,299	11,336
	Lien Hwa Industrial Corp.	11,398,497	11,279
	Wistron NeWeb Corp.	4,502,534	11,167
	Far Eastern International Bank	32,234,059	11,099

	General Interface Solution Holding Ltd.	3,128,829	10,994
	Standard Foods Corp.	6,584,505	10,780
	Gigabyte Technology Co. Ltd.	8,013,000	10,700
	Cub Elecparts Inc.	1,157,455	10,579
	Taiwan Union Technology Corp.	3,342,451	10,575
	eMemory Technology Inc.	1,089,000	10,548
	Grape King Bio Ltd.	1,538,000	10,464
	ASPEED Technology Inc.	502,816	10,411
	Great Wall Enterprise Co. Ltd.	9,067,564	10,341
	Yungtay Engineering Co. Ltd.	5,285,000	10,336
	United Microelectronics Corp. ADR	5,438,304	10,278
	Oriental Union Chemical Corp.	11,813,700	10,239
	ASMedia Technology Inc.	506,288	10,229
	China Steel Chemical Corp.	2,267,000	10,097
	Bizlink Holding Inc.	1,668,029	9,966
	Mitac Holdings Corp.	10,869,600	9,891
	WT Microelectronics Co. Ltd.	7,305,924	9,791
	Taiwan Glass Industry Corp.	22,436,547	9,651
	Tong Yang Industry Co. Ltd.	7,301,126	9,354
	Coretronic Corp.	6,195,000	9,288
	Genius Electronic Optical Co. Ltd.	1,208,979	9,287
	HannStar Display Corp.	41,001,060	9,249
	Center Laboratories Inc.	3,447,275	9,239
	Cheng Loong Corp.	14,365,600	9,211
	Capital Securities Corp.	30,678,547	9,209
	ITEQ Corp.	4,522,140	9,151
	TSRC Corp.	9,950,626	9,138
	LandMark Optoelectronics Corp.	1,044,800	9,099
	Global Unichip Corp.	1,336,165	9,026
	Transcend Information Inc.	4,073,007	8,873
	Kenda Rubber Industrial Co. Ltd.	9,018,991	8,822
	Huaku Development Co. Ltd.	3,737,087	8,799
	Taiwan Paiho Ltd.	3,822,300	8,740
	TPK Holding Co. Ltd.	5,135,513	8,672
	Primax Electronics Ltd.	5,145,000	8,627
	Sinbon Electronics Co. Ltd.	3,071,645	8,599
	Tong Hsing Electronic Industries Ltd.	2,329,354	8,561
	Yulon Motor Co. Ltd.	14,157,015	8,522
	Wafer Works Corp.	7,445,500	8,503
	Nan Kang Rubber Tire Co. Ltd.	9,824,209	8,479
	Hung Sheng Construction Ltd.	9,162,000	8,466
	TTY Biopharm Co. Ltd.	3,155,780	8,287
	Chilisin Electronics Corp.	2,979,830	8,230
	Asia Optical Co. Inc.	3,332,000	8,179
	Shinkong Synthetic Fibers Corp.	21,024,451	8,157
	Chlitina Holding Ltd.	845,300	8,109
	Far Eastern Department Stores Ltd.	14,948,977	8,033
	Clevo Co.	8,249,796	7,944
	Chong Hong Construction Co. Ltd.	2,858,416	7,923
	ChipMOS Technologies Inc.	9,594,465	7,843
	Gourmet Master Co. Ltd.	1,111,030	7,809
	United Integrated Services Co. Ltd.	2,518,400	7,786
	Sunny Friend Environmental Technology Co. Ltd.	951,000	7,740
*	Asia Pacific Telecom Co. Ltd.	32,815,848	7,605
*	United Renewable Energy Co. Ltd.	27,484,064	7,502
	Sercomm Corp.	3,512,000	7,435
	Holy Stone Enterprise Co. Ltd.	1,924,150	7,266

	Taiwan Surface Mounting Technology Corp.	4,671,118	7,132
	U-Ming Marine Transport Corp.	7,133,000	7,128
	Ardentec Corp.	7,151,909	7,059
	Kinsus Interconnect Technology Corp.	4,724,000	6,975
	Tung Ho Steel Enterprise Corp.	10,701,842	6,901
	Getac Technology Corp.	4,581,000	6,891
	Lotes Co. Ltd.	967,253	6,863
	China Man-Made Fiber Corp.	20,727,749	6,695
	Charoen Pokphand Enterprise	3,752,200	6,694
	Taiwan Styrene Monomer	8,370,342	6,653
	China Motor Corp.	8,502,000	6,648
	YFY Inc.	17,559,515	6,647
	Machvision Inc.	479,462	6,639
*	Ritek Corp.	18,016,186	6,521
	Advanced Ceramic X Corp.	788,000	6,404
	Chin-Poon Industrial Co. Ltd.	5,153,000	6,302
*	Mercuries Life Insurance Co. Ltd.	17,317,616	6,288
	Egis Technology Inc.	932,000	6,271
	Taiwan Semiconductor Co. Ltd.	3,334,000	6,256
	China Bills Finance Corp.	13,744,000	6,235
	Visual Photonics Epitaxy Co. Ltd.	2,749,812	6,197
	Tainan Spinning Co. Ltd.	15,440,404	6,098
	Cleanaway Co. Ltd.	1,089,000	6,036
	Long Chen Paper Co. Ltd.	12,014,430	6,036
	Everlight Electronics Co. Ltd.	5,968,497	5,992
*	CMC Magnetics Corp.	26,126,364	5,980
*	PChome Online Inc.	1,332,982	5,961
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,652,496	5,960
	Ginko International Co. Ltd.	775,800	5,938
	China Metal Products	4,773,243	5,929
	Kinpo Electronics	16,130,000	5,904
	Sanyang Motor Co. Ltd.	8,892,540	5,874
	SDI Corp.	2,347,274	5,848
	Yulon Finance Corp.	1,745,000	5,780
	Sitronix Technology Corp.	1,552,000	5,685
	BES Engineering Corp.	22,999,000	5,554
	Lung Yen Life Service Corp.	2,892,000	5,549
	Ennoconn Corp.	661,961	5,530
	Shin Zu Shing Co. Ltd.	1,869,000	5,492
	Holtek Semiconductor Inc.	2,319,000	5,441
	Career Technology MFG. Co. Ltd.	6,076,819	5,399
	Cathay Real Estate Development Co. Ltd.	7,885,800	5,361
	Greatek Electronics Inc.	3,992,000	5,337
*	Pan Jit International Inc.	5,504,000	5,333
	Run Long Construction Co. Ltd.	2,823,949	5,273
	Foxsemicon Integrated Technology Inc.	1,132,162	5,253
	Yieh Phui Enterprise Co. Ltd.	15,948,652	5,237
*	Radium Life Tech Co. Ltd.	11,217,865	5,234
	Supreme Electronics Co. Ltd.	5,321,028	5,138
	Sigurd Microelectronics Corp.	5,438,000	5,095
	Faraday Technology Corp.	3,499,666	5,066
	Prince Housing & Development Corp.	14,262,559	5,053
	Pixart Imaging Inc.	1,621,711	4,958
	Topco Scientific Co. Ltd.	2,099,589	4,915
	Jih Sun Financial Holdings Co. Ltd.	16,564,639	4,910
	Darfon Electronics Corp.	3,316,000	4,898
	Farglory Land Development Co. Ltd.	3,971,815	4,856

	Wan Hai Lines Ltd.	9,383,325	4,840
	Sporton International Inc.	883,848	4,790
	Wisdom Marine Lines Co. Ltd.	5,022,102	4,789
	UPC Technology Corp.	11,755,379	4,751
	President Securities Corp.	10,836,798	4,692
	USI Corp.	11,913,953	4,664
	Xxentria Technology Materials Corp.	1,915,224	4,554
	momo.com Inc.	610,000	4,552
	Cheng Uei Precision Industry Co. Ltd.	5,747,485	4,540
	AcBel Polytech Inc.	6,817,000	4,520
	ASE Technology Holding Co. Ltd. ADR	1,132,773	4,520
	PharmaEngine Inc.	1,292,179	4,516
	Test Research Inc.	2,815,503	4,506
	China General Plastics Corp.	5,798,667	4,477
	Goldsun Building Materials Co. Ltd.	15,610,830	4,451
	Firich Enterprises Co. Ltd.	3,089,470	4,445
	Aten International Co. Ltd.	1,447,000	4,432
	Gemtek Technology Corp.	5,402,564	4,412
	Unitech Printed Circuit Board Corp.	8,671,792	4,377
	Hsin Kuang Steel Co. Ltd.	4,094,000	4,338
	Systex Corp.	2,043,000	4,325
	Lealea Enterprise Co. Ltd.	13,077,197	4,315
	A-DATA Technology Co. Ltd.	3,123,088	4,228
*	Yang Ming Marine Transport Corp.	14,373,607	4,222
	Elite Advanced Laser Corp.	1,929,709	4,214
	OptoTech Corp.	6,867,608	4,163
	Chunghwa Precision Test Tech Co. Ltd.	292,000	4,159
	Hu Lane Associate Inc.	1,394,000	4,108
	International Games System Co. Ltd.	797,000	4,061
*	D-Link Corp.	9,984,204	4,042
	Ton Yi Industrial Corp.	9,492,850	4,034
	Elite Semiconductor Memory Technology Inc.	3,739,000	4,027
	Taiwan Cogeneration Corp.	4,775,550	4,004
	TXC Corp.	3,590,979	3,981
	Depo Auto Parts Ind Co. Ltd.	1,749,000	3,956
	Darwin Precisions Corp.	6,940,000	3,952
*	AmTRAN Technology Co. Ltd.	10,332,716	3,948
	Taiwan TEA Corp.	7,556,000	3,912
	Namchow Holdings Co. Ltd.	2,110,000	3,866
	Wah Lee Industrial Corp.	2,332,000	3,834
	Nan Ya Printed Circuit Board Corp.	3,122,059	3,727
	Kung Long Batteries Industrial Co. Ltd.	720,487	3,700
	Formosa International Hotels Corp.	831,422	3,699
	Flytech Technology Co. Ltd.	1,511,919	3,620
*	Wei Chuan Foods Corp.	5,061,000	3,519
	YC INOX Co. Ltd.	4,261,100	3,504
	Dynapack International Technology Corp.	2,263,000	3,495
	Asia Vital Components Co. Ltd.	4,218,148	3,492
	Sinyi Realty Inc.	3,396,356	3,468
*	Lotus Pharmaceutical Co. Ltd.	1,256,000	3,458
	Test Rite International Co. Ltd.	4,689,314	3,444
	Long Bon International Co. Ltd.	6,062,874	3,433
	Syncmold Enterprise Corp.	1,496,250	3,409
	Pan-International Industrial Corp.	5,402,991	3,407
	IEI Integration Corp.	2,906,825	3,386
	Nan Liu Enterprise Co. Ltd.	649,000	3,374
	Gloria Material Technology Corp.	5,501,136	3,345

	Concraft Holding Co. Ltd.	853,663	3,339
	TA-I Technology Co. Ltd.	1,886,510	3,324
	Mercuries & Associates Holding Ltd.	5,794,761	3,278
	ScinoPharm Taiwan Ltd.	3,688,060	3,244
	Chaun-Choung Technology Corp.	702,000	3,241
*	Medigen Biotechnology Corp.	1,761,032	3,232
	Pharmally International Holding Co. Ltd.	564,596	3,224
	Kindom Construction Corp.	4,723,000	3,218
	Brogent Technologies Inc.	558,770	3,190
	Adlink Technology Inc.	2,050,614	3,188
*	XinTec Inc.	2,470,079	3,172
	Swancor Holding Co. Ltd.	1,063,000	3,161
	Casetek Holdings Ltd.	1,945,472	3,148
	Zeng Hsing Industrial Co. Ltd.	690,000	3,147
	Taiflex Scientific Co. Ltd.	2,593,549	3,140
	Soft-World International Corp.	1,376,620	3,126
	YungShin Global Holding Corp.	2,359,850	3,099
*	Cheng Mei Materials Technology Corp.	7,574,000	3,096
*	Shining Building Business Co. Ltd.	9,016,492	3,062
	Lextar Electronics Corp.	5,299,000	3,059
	Alpha Networks Inc.	5,163,000	3,046
	Jentech Precision Industrial Co. Ltd.	1,077,354	3,019
	CyberTAN Technology Inc.	5,956,000	2,979
	Altek Corp.	3,375,353	2,942
	KEE TAI Properties Co. Ltd.	7,275,740	2,904
*	Orient Semiconductor Electronics Ltd.	7,242,489	2,900
	Lite-On Semiconductor Corp.	2,988,439	2,893
	FocalTech Systems Co. Ltd.	3,846,098	2,891
	Kinik Co.	1,519,000	2,865
	Rechi Precision Co. Ltd.	3,283,596	2,858
*	CSBC Corp. Taiwan	3,294,881	2,841
	Taiwan PCB Techvest Co. Ltd.	2,827,153	2,832
	Everlight Chemical Industrial Corp.	5,249,113	2,792
	Advanced Wireless Semiconductor Co.	1,899,000	2,728
	Chung-Hsin Electric & Machinery Manufacturing Corp.	4,174,250	2,713
	Ho Tung Chemical Corp.	12,553,863	2,661
	Evergreen International Storage & Transport Corp.	6,004,000	2,648
	Li Cheng Enterprise Co. Ltd.	1,904,870	2,627
	Rich Development Co. Ltd.	8,799,000	2,613
	Yulon Nissan Motor Co. Ltd.	332,179	2,507
*	Kuo Toong International Co. Ltd.	3,285,643	2,459
*	Li Peng Enterprise Co. Ltd.	9,505,615	2,436
	Tyntek Corp.	4,248,438	2,422
	Asia Polymer Corp.	5,268,168	2,359
	Posiflex Technology Inc.	674,518	2,356
	Yeong Guan Energy Technology Group Co. Ltd.	1,085,000	2,354
*	Microbio Co. Ltd.	4,723,907	2,270
	Ta Ya Electric Wire & Cable	6,721,950	2,267
*	Taiwan Land Development Corp.	8,345,744	2,247
	Basso Industry Corp.	1,413,200	2,239
	Tung Thih Electronic Co. Ltd.	1,027,000	2,165
	Sampo Corp.	4,616,800	2,150
	Wowprime Corp.	806,015	2,142
	Quanta Storage Inc.	2,107,000	2,127
*	Gold Circuit Electronics Ltd.	4,786,000	2,103
*	Taigen Biopharmaceuticals Holdings Ltd.	3,675,289	2,087
	Zinwell Corp.	3,109,000	2,061

	Sunplus Technology Co. Ltd.	5,294,000	2,031
	Chung Hwa Pulp Corp.	6,321,712	1,985
	TYC Brother Industrial Co. Ltd.	2,505,000	1,983
	Formosan Rubber Group Inc.	3,942,754	1,952
	Iron Force Industrial Co. Ltd.	679,000	1,893
	Sincere Navigation Corp.	3,742,000	1,869
	Bank of Kaohsiung Co. Ltd.	5,980,762	1,866
*	Silicon Integrated Systems Corp.	6,212,638	1,829
*	Ichia Technologies Inc.	4,061,000	1,813
*	Federal Corp.	5,031,272	1,786
	Huang Hsiang Construction Corp.	2,043,000	1,743
	Global Brands Manufacture Ltd.	4,032,462	1,742
	Senao International Co. Ltd.	1,537,000	1,739
	ITE Technology Inc.	1,562,625	1,726
	L&K Engineering Co. Ltd.	2,002,000	1,722
*	Motech Industries Inc.	5,788,409	1,717
*	TWi Pharmaceuticals Inc.	855,000	1,696
	Weltrend Semiconductor	2,089,968	1,661
	Advanced International Multitech Co. Ltd.	1,334,000	1,633
	Concord Securities Co. Ltd.	6,678,381	1,610
	Chun Yuan Steel	4,812,653	1,602
	China Chemical & Pharmaceutical Co. Ltd.	2,607,000	1,576
	Vivotek Inc.	465,875	1,557
	Global Mixed Mode Technology Inc.	726,000	1,544
*	Unizyx Holding Corp.	3,418,000	1,531
	Sonix Technology Co. Ltd.	1,621,000	1,523
*	HannsTouch Solution Inc.	5,691,559	1,503
	Hong Pu Real Estate Development Co. Ltd.	2,311,946	1,488
*	Etron Technology Inc.	4,859,000	1,488
	Cyberlink Corp.	638,578	1,452
	Elitegroup Computer Systems Co. Ltd.	3,568,441	1,451
	Taiyen Biotech Co. Ltd.	1,444,979	1,451
*	Tong-Tai Machine & Tool Co. Ltd.	2,358,218	1,388
	Globe Union Industrial Corp.	2,412,625	1,331
*	WUS Printed Circuit Co. Ltd.	2,417,400	1,288
	Toung Loong Textile Manufacturing	1,030,000	1,281
	Johnson Health Tech Co. Ltd.	1,105,110	1,245
	Lingsen Precision Industries Ltd.	4,121,000	1,238
*	Unity Opto Technology Co. Ltd.	4,331,409	1,230
	Ability Enterprise Co. Ltd.	2,715,249	1,229
	China Electric Manufacturing Corp.	3,905,000	1,197
	Infortrend Technology Inc.	2,890,000	1,088
*	ALI Corp.	2,849,000	1,076
	Nien Hsing Textile Co. Ltd.	1,287,726	1,070
*	Gigastorage Corp.	4,059,096	1,050
	CHC Healthcare Group	966,489	1,001
*	AGV Products Corp.	4,394,203	998
	Gigasolar Materials Corp.	345,600	989
	Jess-Link Products Co. Ltd.	1,121,593	977
	Universal Cement Corp.	1,530,220	966
*	Phihong Technology Co. Ltd.	2,890,000	960
	Arcadyan Technology Corp.	243,000	764
	Sheng Yu Steel Co. Ltd.	1,178,000	748
*	Dynamic Electronics Co. Ltd.	2,634,000	726
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	694
*	Tatung Co. Ltd. GDR	38,879	685
	FSP Technology Inc.	1,120,071	680

	MIN AIK Technology Co. Ltd.	1,296,600	660
*	Champion Building Materials Co. Ltd.	2,714,000	631
*	Green Energy Technology Inc.	2,937,405	538
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	200,000	473
*,§	XPEC Entertainment Inc.	872,075	375
*	E-Ton Solar Tech Co. Ltd.	1,401,075	212
	Tsann Kuen Enterprise Co. Ltd.	171,000	114
*	TWi Biotechnology Inc.	51,398	33
*,§	ProMOS Technologies Inc.	11,745	—
			10,837,189
Thailand (0.9%)
*	PTT PCL	199,442,728	310,579
*	CP ALL PCL (Local)	67,782,820	168,942
	Siam Cement PCL NVDR	8,406,598	125,921
	Kasikornbank PCL NVDR	17,457,116	112,033
	Airports of Thailand PCL	46,509,947	103,000
*	Bangkok Dusit Medical Services PCL (Local)	116,783,286	88,300
*	Central Pattana PCL	29,444,262	75,350
*	Siam Commercial Bank PCL (Local)	16,433,473	70,091
	Siam Commercial Bank PCL	15,946,341	68,013
*	Minor International PCL	54,342,451	67,650
	Kasikornbank PCL (Foreign)	10,281,779	66,644
*	Advanced Info Service PCL (Local)	11,411,697	65,462
*	PTT Exploration and Production PCL (Local)	15,227,163	60,145
*	PTT Global Chemical PCL	26,999,550	58,978
	Siam Cement PCL (Foreign)	3,632,403	54,409
	Bangkok Bank PCL (Foreign)	7,193,447	51,024
	Intouch Holdings PCL NVDR	29,084,488	50,595
*	Charoen Pokphand Foods PCL	55,571,805	48,557
	CP ALL PCL (Foreign)	18,384,076	45,821
*	Indorama Ventures PCL	28,164,578	43,432
	Airports of Thailand PCL (Foreign)	19,511,968	43,211
*	Krung Thai Bank PCL	62,265,337	39,546
*	Energy Absolute PCL	25,573,405	39,032
*	Digital Telecommunications Infrastructure Fund	74,024,474	36,018
*	Bangkok Expressway & Metro PCL (Local)	103,690,236	34,590
*	Electricity Generating PCL	4,111,641	34,516
	Advanced Info Service PCL (Foreign)	5,971,828	34,257
*	Banpu PCL (Local)	61,381,562	32,724
*	Home Product Center PCL	65,186,198	32,609
	PTT PCL (Foreign)	19,085,747	29,721
*	Thai Oil PCL	11,817,852	27,319
*	True Corp. PCL	158,105,984	25,893
*	IRPC PCL	138,270,237	25,527
*	Bumrungrad Hospital PCL	3,984,142	23,739
	PTT Exploration & Production PCL (Foreign)	5,852,510	23,117
	BTS Group Holdings PCL NVDR	71,651,600	22,976
*	Kasikornbank PCL	3,513,473	22,548
*	Gulf Energy Development PCL	7,918,439	22,121
*	Thanachart Capital PCL	12,459,944	21,478
*	Berli Jucker PCL (Local)	13,250,912	20,724
	Central Pattana PCL NVDR	8,022,807	20,531
*	Thai Union Group PCL	33,777,279	20,248
	Land & Houses PCL NVDR	56,508,736	19,381
*	Krungthai Card PCL	20,179,529	19,128
	Siam Commercial Bank PCL (Foreign)	4,460,100	19,023
*	Kiatnakin Bank PCL (Local)	7,603,282	16,712

	Ratchaburi Electricity Generating Holding PCL	9,387,696	16,695
*	TMB Bank PCL	235,637,909	16,623
*	Bangchak Corp. PCL	15,865,032	16,407
*	BTS Rail Mass Transit Growth Infrastructure Fund	41,676,251	15,888
*	Glow Energy PCL	5,345,896	15,808
*	Muangthai Capital PCL	10,347,955	15,782
*	Land & Houses PCL	45,291,716	15,534
*	Central Plaza Hotel PCL	10,875,249	15,017
*	Robinson PCL	6,798,129	14,820
*	Delta Electronics Thailand PCL	6,654,199	14,818
	Bangkok Dusit Medical Services PCL (Foreign)	19,074,570	14,422
*	Tisco Financial Group PCL	5,362,433	14,244
*	CH Karnchang PCL	16,224,037	13,399
*	Sino-Thai Engineering & Construction PCL	18,380,579	13,369
*	Jasmine Broadband Internet Infrastructure Fund	41,031,893	13,275
*	WHA Corp. PCL	91,538,944	12,923
	Total Access Communication PCL	8,290,400	12,754
*	Siam Global House PCL	20,623,659	12,362
*	Srisawad Corp. PCL	7,886,876	12,361
*	Siam Cement PCL	822,695	12,323
*	Global Power Synergy PCL	5,768,396	11,624
	Krung Thai Bank PCL NVDR	18,210,466	11,566
	Tisco Financial Group PCL NVDR	4,124,019	10,955
	Home Product Center PCL	21,866,438	10,939
*	B Grimm Power PCL	11,050,454	10,559
*	Bangkok Land PCL	191,598,026	10,313
*	VGI Global Media PCL	41,148,692	10,240
*	Supalai PCL	16,060,765	9,940
*	KCE Electronics PCL	11,762,782	9,904
*	BTS Group Holdings PCL	30,491,470	9,779
	Krung Thai Bank PCL (Foreign)	14,889,112	9,456
	PTT Global Chemical PCL (Foreign)	4,218,506	9,215
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	14,839,174	9,025
*	TPI Polene PCL	131,081,462	8,977
*	Hana Microelectronics PCL	8,074,694	8,937
*	Quality Houses PCL (XBKK)	90,513,899	8,593
*	TOA Paint Thailand PCL	7,471,397	8,564
	Thai Oil PCL (Foreign)	3,702,074	8,558
	MBK PCL	13,155,677	8,326
*	Amata Corp. PCL	11,284,740	8,158
*,2	Star Petroleum Refining PCL	23,219,794	8,124
*	CK Power PCL	50,069,528	7,743
*	TPI Polene Power PCL	36,249,300	7,441
	TMB Bank PCL (Foreign)	102,220,678	7,211
*	Siam City Cement PCL (Local)	957,586	7,116
*	Bangkok Chain Hospital PCL (Local)	13,142,855	6,868
*	Esso Thailand PCL	19,182,604	6,720
	IMPACT Growth REIT	10,460,564	6,706
*	AP Thailand PCL	29,193,458	6,546
*	Banpu Power PCL	8,812,961	6,495
	Glow Energy PCL (Foreign)	2,148,708	6,354
*	Major Cineplex Group PCL	8,365,283	6,332
	Thai Union Frozen Products PCL (Foreign)	10,392,187	6,230
*	Thai Airways International PCL	14,293,210	6,103
*	Jasmine International PCL (XBKK)	37,244,877	6,098
	Bangkok Life Assurance PCL NVDR	6,604,520	5,825
	Bumrungrad Hospital PCL NVDR	975,900	5,815

*	Sri Trang Agro-Industry PCL	11,527,475	5,626
	Bangkok Expressway & Metro PCL (Foreign)	16,239,220	5,417
*	Thai Vegetable Oil PCL	5,735,569	5,326
*	Chularat Hospital PCL	79,920,114	5,232
	BTS Group Holdings PCL (Foreign)	16,254,048	5,213
*	TTW PCL (XBKK)	12,404,166	5,042
*	Sansiri PCL (Local)	112,048,794	4,853
*	Carabao Group PCL	3,684,295	4,560
*	BCPG PCL	8,293,507	4,478
*	Beauty Community PCL	17,894,949	4,459
*	Vibhavadi Medical Center PCL	68,177,008	4,459
*	Tipco Asphalt PCL	9,411,298	4,342
*	Origin Property PCL	18,009,835	4,282
*	Gunkul Engineering PCL	41,610,290	4,165
*	MK Restaurants Group PCL	1,700,127	4,071
	Banpu PCL	7,554,107	4,027
	IRPC PCL (Foreign)	21,502,357	3,970
	Kiatnakin Bank PCL (Foreign)	1,775,743	3,903
*	Ratchaburi Electricity Generating Holding PCL (Local)	2,159,755	3,841
*	Pruksa Holding PCL	6,557,422	3,740
*	Super Energy Corp. PCL	196,550,281	3,656
*	GFPT PCL	7,837,304	3,649
*	Bangkok Airways PCL	9,127,076	3,571
*	Total Access Communication PCL (Local)	2,255,144	3,469
	Indorama Ventures PCL (Foreign)	2,239,808	3,454
	WHA Corp. PCL (Foreign)	23,950,391	3,381
*	Italian-Thai Development PCL	38,700,433	3,173
	Bangkok Chain Hospital PCL (Foreign)	5,881,825	3,074
*	Workpoint Entertainment PCL	3,792,652	3,045
*	LPN Development PCL	13,377,703	3,025
	Unique Engineering & Construction PCL	8,956,476	2,955
*	SPCG PCL	4,742,329	2,887
	TTW PCL (Foreign)	6,920,300	2,813
	Berli Jucker PCL (Foreign)	1,786,033	2,787
*	Taokaenoi Food & Marketing PCL	8,136,713	2,479
	U City PCL	29,950,055	2,361
*	Thoresen Thai Agencies PCL	13,783,113	2,278
*	PTG Energy PCL	6,728,854	2,248
*,§	Pruksa Real Estate PCL (XBKK)	5,010,600	2,152
*	Thaicom PCL	8,349,015	2,129
*	Thaifoods Group PCL	18,843,836	2,042
	Supalai PCL (Foreign)	3,182,725	1,970
*	Precious Shipping PCL	7,418,980	1,954
*	BEC World PCL	11,107,335	1,943
*,§	Inter Far East Energy Corp.	19,477,840	1,933
	Jasmine International PCL (Foreign)	11,311,800	1,852
*	Group Lease PCL	6,917,175	1,841
	Thanachart Capital PCL NVDR	1,048,000	1,806
	Siam City Cement PCL (Foreign)	241,532	1,795
	Hana Microelectronics PCL (Foreign)	1,551,583	1,717
*	Univentures PCL	7,328,472	1,672
	Quality Houses PCL (Foreign)	14,903,018	1,415
	VGI Global Media PCL (Foreign)	5,578,850	1,388
*	Italian-Thai Development PCL (Foreign)	16,663,885	1,366
*	Samart Corp. PCL (XBKK)	6,192,280	1,331
*	Cal-Comp Electronics Thailand PCL	22,895,075	1,247
	Sansiri PCL (Foreign)	27,401,599	1,187

*,§	Pruksa Real Estate PCL (Foreign)	2,710,500	1,164
	Sri Trang Agro-Industry PCL	2,046,161	999
	Asian Property Development PCL (Foreign)	4,332,944	972
*	Thai Airways International PCL (Foreign)	2,250,593	961
	Univentures PCL (Foreign)	4,060,200	926
*	Group Lease PCL NVDR	3,256,655	867
	True Corp. PCL (Foreign)	3,586,393	587
	Thoresen Thai Agencies PCL (Foreign)	3,460,578	572
*	BEC World PCL (Foreign)	2,366,405	414
*	Bangkok Life Assurance PCL	412,421	364
*	Precious Shipping PCL (Foreign)	1,281,450	337
*	BTS Group Holdings PCL Warrants Expire 11/29/2019	12,075,413	243
	Minor International PCL (Foreign)	156,809	195
	Samart Corp. PCL (Foreign)	810,500	174
*	Dynasty Ceramic PCL Warrants Expire 05/03/2021	6,303,772	155
*	VGI Global Media PCL (F)Warrants Expire 12/31/2022	10,928,408	136
*	CK Power PCL Foreign Line Warrants Expire 05/28/2020	6,341,340	108
	BCPG PCL (Foreign)	180,945	98
*	Super Energy Corp. PCL Warrants Expire 08/30/2020	33,699,240	54
*	Samart Corp. PCL Warrants Expire 05/08/2021	2,337,800	43
*	Intouch Holdings PCL	22,843	40
*	Srisawad Power 1979 PCL Warrants Expire 05/29/2020	126,432	29
*	Vibhavadi Medical Center PCL Warrants Expire 05/09/2022	4,624,423	27
*	Frasers Property Thailand PCL	51,371	24
*	Thaifoods Group PCL Warrants Expire 04/28/2020	1,805,581	24
*	G J Steel PCL Warrants Expire 02/07/2020	9,920,670	3
*	Italian-Thai Development PCL Warrants Expire 05/13/2019	2,522,957	2
*	Thoresen Thai Agencies PCL Expire 2/28/2019	701,670	—
			3,225,383
Turkey (0.2%)
	BIM Birlesik Magazalar AS	3,415,550	59,685
	Akbank T.A.S.	40,532,629	55,664
	Turkiye Garanti Bankasi AS	31,606,655	55,452
	Tupras Turkiye Petrol Rafinerileri AS	1,867,279	50,240
	Turkcell Iletisim Hizmetleri AS	16,630,908	46,698
	KOC Holding AS	13,185,397	44,212
	Eregli Demir ve Celik Fabrikalari TAS	20,937,200	34,388
	Haci Omer Sabanci Holding AS (Bearer)	13,937,805	25,299
*	Turk Hava Yollari AO	8,212,745	24,465
	Turkiye Is Bankasi AS	21,263,699	23,402
	Turkiye Vakiflar Bankasi TAO	15,812,502	14,654
	TAV Havalimanlari Holding AS	2,635,579	14,231
	Petkim Petrokimya Holding AS	12,268,665	13,707
	Turkiye Halk Bankasi AS	9,117,914	13,442
	Tekfen Holding AS	2,785,088	13,285
	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,968,352	12,678
	Turkiye Sise ve Cam Fabrikalari AS	9,612,926	12,650
	Aselsan Elektronik Sanayi Ve Ticaret AS	2,308,595	11,489
	Ford Otomotiv Sanayi AS	958,533	11,123
	Arcelik AS	2,611,525	9,370
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	29,256,930	8,947
	Enka Insaat ve Sanayi AS	9,193,977	8,799
*	Yapi ve Kredi Bankasi AS	22,860,008	8,638
	Ulker Biskuvi Sanayi AS	2,375,947	8,477
	Soda Sanayii AS	5,865,878	8,149
*	Sok Marketler Ticaret AS	3,829,159	8,111
*	Turk Telekomunikasyon AS	8,254,889	8,063

	Tofas Turk Otomobil Fabrikasi AS	1,954,950	7,972
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	13,992,348	7,105
*	Koza Altin Isletmeleri AS	681,035	7,072
	Coca-Cola Icecek AS	1,101,172	7,045
*,2	Enerjisa Enerji AS	3,869,032	4,198
	AG Anadolu Grubu Holding AS	1,640,065	4,068
	Trakya Cam Sanayii AS	5,783,436	4,065
*	Koza Anadolu Metal Madencilik Isletmeleri AS	2,982,888	3,870
*	Pegasus Hava Tasimaciligi AS	616,152	3,612
*,2	MLP Saglik Hizmetleri AS	1,284,845	3,278
*	Dogan Sirketler Grubu Holding AS	14,719,156	3,218
	Turkiye Sinai Kalkinma Bankasi AS	19,223,431	3,164
*	Iskenderun Demir ve Celik AS	2,245,206	2,942
2	Mavi Giyim Sanayi Ve Ticaret AS Class B	335,433	2,682
*	Sasa Polyester Sanayi AS	1,515,027	2,542
*	Migros Ticaret AS	728,933	2,401
	Aygaz AS	984,060	2,321
	Otokar Otomotiv Ve Savunma Sanayi A.S.	98,418	2,071
*	Aksa Enerji Uretim AS Class B	3,269,298	1,910
*	Zorlu Enerji Elektrik Uretim AS	6,187,027	1,758
*	Bera Holding AS	4,221,533	1,717
	Aksa Akrilik Kimya Sanayii AS	992,920	1,667
*	Sekerbank Turk AS	7,114,377	1,667
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,833,314	1,631
	Aksigorta AS	2,108,830	1,586
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,374,518	1,443
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,440,077	1,380
	Anadolu Cam Sanayii AS	2,385,949	1,350
*	Vestel Elektronik Sanayi ve Ticaret AS	993,308	1,308
	EGE Endustri VE Ticaret AS	16,977	1,281
	Turk Traktor ve Ziraat Makineleri AS	171,231	1,275
	Is Gayrimenkul Yatirim Ortakligi AS	5,827,350	1,198
*	Logo Yazilim Sanayi Ve Ticaret AS	185,777	1,172
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	2,327,094	1,014
	Albaraka Turk Katilim Bankasi AS	3,607,269	887
	Cimsa Cimento Sanayi VE Ticaret AS	544,356	859
	Alarko Holding AS	1,672,122	833
	Akcansa Cimento AS	525,000	818
	Tat Gida Sanayi AS	920,042	793
*	NET Holding AS	2,180,477	780
*	Vakif Gayrimenkul Yatirim Ortakligi AS	1,620,320	653
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,805,042	633
*	Gubre Fabrikalari TAS	978,544	606
*	Afyon Cimento Sanayi TAS	644,006	604
	Kordsa Teknik Tekstil AS	299,334	513
	Adana Cimento Sanayii TAS Class A	425,741	502
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	372,735	473
*	Bizim Toptan Satis Magazalari AS	339,340	460
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	1,370,326	441
	Dogus Otomotiv Servis ve Ticaret AS	454,249	427
*	Akenerji Elektrik Uretim AS	2,447,424	314
	Konya Cimento Sanayii AS	8,319	302
*	Turcas Petrol AS	483,825	146
*,§	Asya Katilim Bankasi AS	6,861,580	—
			713,345
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	41,475,299	166,644

	Emirates Telecommunications Group Co. PJSC	26,568,402	123,237
	Abu Dhabi Commercial Bank PJSC	29,655,192	75,623
	Emaar Properties PJSC	55,088,196	64,964
	DP World Ltd.	2,558,496	45,479
	Dubai Islamic Bank PJSC	26,313,186	36,550
	Aldar Properties PJSC	61,503,128	26,687
	Emaar Development PJSC	12,085,674	13,143
	Emaar Malls PJSC	29,130,374	12,471
	Dubai Investments PJSC	34,325,284	12,352
	Dana Gas PJSC	49,459,361	12,106
	Abu Dhabi National Oil Co. for Distribution PJSC	18,659,684	11,744
	DAMAC Properties Dubai Co. PJSC	26,327,698	9,393
	Air Arabia PJSC	33,909,130	9,236
	Al Waha Capital PJSC	12,974,158	6,370
	Arabtec Holding PJSC	10,616,371	6,254
	Amanat Holdings PJSC	18,393,133	5,532
	Dubai Financial Market PJSC	21,680,650	4,953
*	DXB Entertainments PJSC	48,516,706	3,539
*	Deyaar Development PJSC	20,444,006	2,109
*	Eshraq Properties Co. PJSC	15,506,493	2,019
*	Union Properties PJSC	17,467,015	1,906
	RAK Properties PJSC	14,801,216	1,873
	National Central Cooling Co. PJSC	2,882,850	1,368
*	Amlak Finance PJSC	8,141,438	833
*,§	Drake & Scull International PJSC	7,671,678	773
			657,158
United Kingdom (11.5%)
	HSBC Holdings plc	307,935,462	2,592,920
	Royal Dutch Shell plc Class A (XLON)	69,926,790	2,167,783
	BP plc	299,112,305	2,043,301
	Royal Dutch Shell plc Class B	56,141,116	1,743,125
	GlaxoSmithKline plc	74,471,580	1,446,593
	Diageo plc	36,926,345	1,409,362
	AstraZeneca plc	19,371,881	1,403,351
	British American Tobacco plc	34,064,441	1,200,786
	Rio Tinto plc	17,297,651	956,953
	Unilever plc	16,724,558	878,618
	Lloyds Banking Group plc	1,086,897,669	828,622
	Prudential plc	39,698,255	776,353
	Vodafone Group plc	409,047,211	746,022
	Reckitt Benckiser Group plc	9,592,948	738,134
	Glencore plc	175,187,027	712,375
	BHP Group plc	31,811,332	710,759
	National Grid plc	52,098,559	567,328
	Barclays plc	261,264,307	544,573
	Compass Group plc	24,180,574	517,435
	Imperial Brands plc	14,530,088	482,318
	Tesco plc	147,656,038	432,259
	BT Group plc	127,358,392	388,371
	Anglo American plc	15,074,833	385,253
	RELX plc (XLON)	16,441,826	364,183
	Experian plc	13,957,790	350,450
	Standard Chartered plc	41,493,363	334,652
	BAE Systems plc	48,773,619	328,122
	Aviva plc	60,080,788	326,759
	Legal & General Group plc	90,301,850	307,653
	Rolls-Royce Holdings plc	25,694,688	298,664

	London Stock Exchange Group plc	4,759,638	286,252
*	RELX plc	12,762,039	282,051
	Smith & Nephew plc	13,336,733	251,250
	SSE plc	15,699,190	241,347
	Ferguson plc	3,547,101	237,528
	Royal Bank of Scotland Group plc	69,036,152	219,000
	CRH plc	7,472,041	215,082
	WPP plc	18,658,135	213,517
	Ashtead Group plc	7,317,956	185,622
	Whitbread plc	2,801,815	179,529
	Informa plc	19,007,555	168,833
	Associated British Foods plc	5,336,459	167,479
	Melrose Industries plc	73,617,608	163,177
	3i Group plc	14,568,567	162,598
	Bunzl plc	5,140,531	162,094
	Intertek Group plc	2,472,856	159,573
*	InterContinental Hotels Group plc	2,776,156	157,764
	Centrica plc	85,546,353	153,732
	Persimmon plc	4,808,991	150,021
	Burberry Group plc	6,255,085	147,865
	CRH plc (XLON)	5,095,282	146,619
	Carnival plc	2,530,027	143,148
	Pearson plc	11,865,500	141,069
	Sage Group plc	16,550,864	136,039
	Mondi plc	5,609,547	135,658
	Segro plc	15,459,018	131,414
	Next plc	2,043,602	129,972
	International Consolidated Airlines Group SA (London Shares)	15,129,113	127,780
*	Standard Life Aberdeen plc	38,591,087	127,583
	Land Securities Group plc	10,972,424	124,784
	Rentokil Initial plc	28,186,897	124,479
	DCC plc	1,505,645	123,259
	Croda International plc	1,946,671	123,251
	Johnson Matthey plc	2,902,168	115,942
	Smiths Group plc	6,076,756	115,396
	United Utilities Group plc	10,413,000	113,889
	British Land Co. plc	14,831,324	111,727
	Barratt Developments plc	15,431,700	109,152
	Taylor Wimpey plc	49,920,671	108,242
	Halma plc	5,798,851	106,653
	RSA Insurance Group plc	15,769,297	106,330
	Smurfit Kappa Group plc	3,642,742	105,415
	Wm Morrison Supermarkets plc	33,237,103	102,210
	Micro Focus International plc	5,355,881	102,111
	Coca-Cola HBC AG	3,017,313	101,410
	Paddy Power Betfair plc	1,208,098	99,192
	St. James’s Place plc	7,993,785	98,534
	ITV plc	57,026,492	96,802
	Kingfisher plc	33,088,978	96,666
	Severn Trent plc	3,618,859	95,095
	Marks & Spencer Group plc	25,020,318	94,667
	Spirax-Sarco Engineering plc	1,124,715	94,590
	Direct Line Insurance Group plc	21,219,815	93,793
	J Sainsbury plc	24,797,478	92,854
	Berkeley Group Holdings plc	1,839,912	90,592
*	Ocado Group plc	6,854,760	89,185
	DS Smith plc	19,546,362	86,687

	Hargreaves Lansdown plc	4,019,791	86,321
2	Auto Trader Group plc	14,237,333	85,444
	Admiral Group plc	3,135,599	85,264
	Rightmove plc	13,638,916	84,458
	TUI AG (XLON)	5,414,268	81,981
	Meggitt plc	11,858,461	80,316
*	Just Eat plc	8,765,055	80,100
	Hiscox Ltd.	4,277,337	79,596
	Weir Group plc	3,956,177	78,292
	GVC Holdings plc	8,823,080	77,748
	John Wood Group plc	10,102,488	71,702
	Bellway plc	1,887,864	70,215
*	Phoenix Group Holdings plc	8,132,209	67,803
	Derwent London plc	1,557,782	66,257
	Tate & Lyle plc	7,199,927	64,993
*	BTG plc	5,910,573	64,549
	Pennon Group plc	6,422,038	64,324
	Investec plc	9,941,313	63,902
	RPC Group plc	6,123,698	63,762
	Travis Perkins plc	3,868,400	62,179
	SSP Group plc	7,071,628	61,896
	G4S plc	23,752,948	60,911
	Antofagasta plc	5,297,264	60,559
	Spectris plc	1,773,711	60,555
	Howden Joinery Group plc	8,961,957	59,455
	Schroders plc	1,724,197	59,148
	Hammerson plc	11,907,195	58,212
	Intermediate Capital Group plc	4,292,658	57,304
*	Tullow Oil plc	21,108,329	56,682
	B&M European Value Retail SA	13,122,496	55,877
	easyJet plc	3,361,774	55,703
*	Cobham plc	37,220,888	52,697
	Cineworld Group plc	15,321,702	52,584
	HomeServe plc	4,212,060	52,129
	Beazley plc	8,027,696	52,102
	IMI plc	4,126,650	51,849
	Evraz plc	7,761,482	50,843
	UNITE Group plc	4,151,837	49,586
	Royal Mail plc	14,018,735	49,394
	BBA Aviation plc	15,695,414	48,711
	Polymetal International plc	4,227,101	48,231
2	Merlin Entertainments plc	10,877,090	48,203
	Rotork plc	13,332,372	48,122
	Electrocomponents plc	6,740,240	48,114
	Britvic plc	4,136,590	47,782
	Inchcape plc	6,339,470	47,702
	Dechra Pharmaceuticals plc	1,523,241	47,326
2	Quilter plc	28,986,876	46,716
	Jardine Lloyd Thompson Group plc	1,864,404	46,458
	IG Group Holdings plc	5,542,114	46,186
	Close Brothers Group plc	2,353,227	45,899
	Hikma Pharmaceuticals plc	2,135,083	45,170
	NMC Health plc	1,313,696	44,472
	Tritax Big Box REIT plc	24,148,327	44,258
	Man Group plc	23,407,756	43,841
	CYBG plc	18,889,092	43,494
	Great Portland Estates plc	4,519,438	43,415

	Shaftesbury plc	3,614,539	41,821
2	ConvaTec Group plc	22,259,627	41,734
	WH Smith plc	1,615,270	41,464
	Hays plc	20,701,827	41,050
	Balfour Beatty plc	11,019,245	39,643
*,^	Capita plc	25,460,790	38,808
	Capital & Counties Properties plc	11,651,344	38,154
	Victrex plc	1,255,445	37,699
	Fresnillo plc	2,842,594	37,531
	Greene King plc	4,749,843	37,471
	TP ICAP plc	8,605,059	35,578
	AVEVA Group plc	975,638	34,875
	QinetiQ Group plc	8,664,581	34,481
	Inmarsat plc	7,030,411	34,131
2	John Laing Group plc	7,298,249	34,036
	Aggreko plc	3,718,642	33,884
	National Express Group plc	6,534,968	33,747
	British American Tobacco plc ADR	953,328	33,633
	JD Sports Fashion plc	5,490,649	33,391
	Daily Mail & General Trust plc	4,094,431	32,571
	Renishaw plc	529,607	32,471
	Moneysupermarket.com Group plc	8,119,980	32,294
	Grafton Group plc	3,330,456	32,156
	Drax Group plc	6,090,550	32,151
	Ashmore Group plc	5,915,552	31,399
	Greggs plc	1,519,018	30,928
	BCA Marketplace plc	11,706,434	30,830
	William Hill plc	13,147,511	30,431
	IWG plc	10,293,489	30,302
	Cranswick plc	795,213	30,137
	Ascential plc	5,936,583	29,638
	Big Yellow Group plc	2,340,833	29,446
	Bodycote plc	2,920,001	29,174
	UDG Healthcare plc	3,805,945	28,975
	Petrofac Ltd.	4,019,914	28,972
	Pagegroup plc	4,978,868	28,871
	Jupiter Fund Management plc	6,658,977	28,619
	Bovis Homes Group plc	2,150,005	28,587
	Redrow plc	3,747,747	28,581
	Dixons Carphone plc	15,627,970	28,302
	Grainger plc	9,419,415	28,213
	Diploma plc	1,679,687	28,041
	Assura plc	35,664,398	28,008
	Greencore Group plc	11,023,366	27,959
	Entertainment One Ltd.	5,391,406	27,908
	Royal Dutch Shell plc Class A (XAMS)	900,097	27,835
	KAZ Minerals plc	3,556,533	27,771
2	Countryside Properties plc	6,816,698	27,464
	Genus plc	936,048	27,355
	Babcock International Group plc	3,903,016	27,185
*	Provident Financial plc	3,872,996	26,720
	Centamin plc	16,627,202	25,716
	Coats Group plc	22,213,172	25,597
	Saga plc	17,884,398	25,580
	Workspace Group plc	2,029,178	25,292
	Domino’s Pizza Group plc	7,258,862	25,271
	Rathbone Brothers plc	826,751	25,096

	LondonMetric Property plc	10,124,799	24,937
^	Mediclinic International plc	5,985,770	24,721
	Rhi Magnesita NV	441,013	24,685
	Vesuvius plc	3,294,577	24,332
*	Serco Group plc	16,643,569	24,152
	Playtech plc	4,522,068	22,996
	Lancashire Holdings Ltd.	3,093,554	22,908
*	Firstgroup plc	18,670,266	22,689
	Safestore Holdings plc	2,988,967	22,624
	Savills plc	2,061,183	22,525
2	Sophos Group plc	5,036,965	22,303
*	Cairn Energy plc	8,916,060	21,879
	Paragon Banking Group plc	3,972,852	21,639
*,2	Wizz Air Holdings plc	541,234	21,493
	Elementis plc	8,720,509	20,877
	Intu Properties plc	13,676,108	20,765
*,^	Metro Bank plc	1,386,499	19,817
	Synthomer plc	4,194,593	19,733
	Micro Focus International plc ADR	1,020,265	19,487
	Crest Nicholson Holdings plc	3,940,096	19,485
	Senior plc	6,494,821	19,283
	Marshalls plc	2,892,012	19,283
2	Ibstock plc	6,024,395	19,185
	Essentra plc	3,872,846	18,977
	Just Group plc	14,145,163	18,838
	Ultra Electronics Holdings plc	1,111,565	18,714
*	EI Group plc	7,059,243	18,601
	Games Workshop Group plc	457,096	18,153
	OneSavings Bank plc	3,645,624	18,010
*,^	Sirius Minerals plc	68,344,571	17,665
	Hill & Smith Holdings plc	1,191,191	17,269
	Softcat plc	1,870,633	17,099
*,2	Avast plc	4,532,139	17,062
	J D Wetherspoon plc	1,050,518	16,724
*	Indivior plc	10,997,903	16,386
	Brewin Dolphin Holdings plc	4,162,546	16,351
	Telecom Plus plc	870,005	16,112
	Kier Group plc	2,371,864	16,078
	Hunting plc	2,173,665	15,914
	Morgan Advanced Materials plc	4,484,208	15,687
	Ferrexpo plc	4,539,389	15,418
	Go-Ahead Group plc	651,564	15,395
	Galliford Try plc	1,639,636	15,292
	Primary Health Properties plc	10,059,338	15,204
	Computacenter plc	1,089,755	14,966
^	TalkTalk Telecom Group plc	10,176,343	14,919
	Dairy Crest Group plc	2,296,618	14,585
	F&C Commercial Property Trust Ltd.	8,480,402	14,451
2	McCarthy & Stone plc	8,156,554	14,291
	Polypipe Group plc	2,751,502	14,271
	Restaurant Group plc	7,162,964	14,025
	Dunelm Group plc	1,471,192	13,948
	St. Modwen Properties plc	2,578,029	13,883
	SIG plc	8,856,672	13,863
	Sanne Group plc	2,064,448	13,537
2	Equiniti Group plc	4,892,227	13,292
	Stagecoach Group plc	6,514,090	13,276

	NewRiver REIT plc	4,384,679	12,703
	IntegraFin Holdings plc	2,805,906	12,597
	Pets at Home Group plc	7,242,995	12,535
2	Hastings Group Holdings plc	4,513,796	12,428
	AG Barr plc	1,217,171	12,042
*	Premier Oil plc	12,212,570	11,835
*	Mitchells & Butlers plc	3,176,711	11,813
	Marston’s plc	9,484,439	11,785
	UK Commercial Property REIT Ltd.	10,053,227	11,729
	Bank of Georgia Group plc	572,098	11,492
	Card Factory plc	4,786,543	11,327
*	Sports Direct International plc	3,042,628	11,123
	Ted Baker plc	440,219	10,829
	AA plc	9,297,477	10,166
	Chesnara plc	2,189,455	9,886
	TBC Bank Group plc	518,585	9,787
*	Vectura Group plc	9,926,210	9,657
	Northgate plc	1,974,430	9,624
	Hochschild Mining plc	3,870,543	9,603
	Thomas Cook Group plc	20,674,421	9,419
	Stobart Group Ltd.	4,558,540	9,160
	888 Holdings plc	4,153,666	9,153
	Halfords Group plc	3,004,335	9,131
	International Personal Finance plc	3,290,453	8,885
	ITE Group plc	10,448,914	8,842
	Picton Property Income Ltd.	7,465,223	8,717
	De La Rue plc	1,529,264	8,424
	Mitie Group plc	5,518,385	8,422
	Chemring Group plc	4,076,736	8,227
2	Charter Court Financial Services Group plc	2,243,897	8,141
	Dignity plc	789,187	7,616
*	Ophir Energy plc	10,611,326	7,583
*	Georgia Capital plc	526,682	7,498
^	Superdry plc	1,074,343	7,285
	Redefine International plc	17,615,964	7,169
	Keller Group plc	1,041,886	7,088
	KCOM Group plc	7,673,434	6,974
	Hansteen Holdings plc	5,741,233	6,933
2	Spire Healthcare Group plc	4,184,496	6,838
*	Bank of Cyprus Holdings plc	5,252,391	6,761
	PZ Cussons plc	2,870,323	6,749
	NCC Group plc	3,959,632	6,675
^,2	Amigo Holdings plc	2,084,874	6,640
	Helical plc	1,496,775	6,600
	Lookers plc	4,529,916	6,415
*,^	AO World plc	4,062,663	6,341
	RPS Group plc	3,393,778	5,960
	Schroder REIT Ltd.	7,787,575	5,930
	Daejan Holdings plc	76,415	5,835
*	Acacia Mining plc	2,252,486	5,782
*,^	Premier Foods plc	10,568,825	5,554
*	Petra Diamonds Ltd.	12,215,430	5,287
	Rank Group plc	2,501,322	5,211
	Devro plc	2,483,257	5,068
	Gocompare.Com Group plc	4,531,856	4,407
^,2	Bakkavor Group plc	2,096,574	4,070
	Soco International plc	3,445,983	3,334

	Renewi plc			9,190,957	3,079
*,2	Alfa Financial Software Holdings plc			1,654,307	3,028
*	Allied Minds plc			3,284,863	2,929
	N Brown Group plc			2,227,647	2,552
2	CMC Markets plc			1,481,929	2,305
*	Nostrum Oil & Gas plc			967,650	1,755
	WPP plc ADR			17,955	1,029
*	Tritax Big Box REIT plc Rights Expire 02/08/19			3,149,781	401
*,^,§	Afren plc			7,677,368	—
*,§	Carillion plc			5,566,311	—
					40,729,566
Total Common Stocks (Cost $331,057,571)					350,186,285
Preferred Stocks (0.0%)
*,§,5	CJ Corp - Convert Preferred Line			29,869	725

Total Preferred Stocks (Cost $—)					725
		Coupon
Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.3%)
6,7	Vanguard Market Liquidity Fund	2.572%		82,804,270	8,280,427

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
8	United States Treasury Bill	2.292%	2/21/19	100,000	99,870
	United States Treasury Bill	2.292%	2/28/19	6,000	5,989
8	United States Treasury Bill	2.349-2.365%	3/21/19	12,000	11,963
8	United States Treasury Bill	2.388%	3/28/19	7,000	6,975
8	United States Treasury Bill	2.388%	4/4/19	15,000	14,939
8	United States Treasury Bill	2.429%	4/11/19	60,300	60,028
8	United States Treasury Bill	2.479%	5/9/19	20,000	19,872
8	United States Treasury Bill	2.497%	5/23/19	25,000	24,818
					244,454
Total Temporary Cash Investments (Cost $8,524,384)					8,524,881
Total Investments (101.2%) (Cost $339,581,955)					358,711,891
Other Assets and Liabilities-Net (-1.2%)[7]					(4,279,866)
Net Assets (100%)					354,432,025

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,717,951,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate value of these securities was $4,670,488,000, representing 1.3% of net assets.

3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Perpetual security with no stated maturity.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Includes $5,065,390,000 of collateral received for securities on loan.

8	Securities with a value of $216,347,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2019	35,962	1,300,672	46,678
Topix Index	March 2019	7,261	1,046,150	(6,942)
FTSE 100 Index	March 2019	8,912	809,207	21,169
MSCI Emerging Market Index	March 2019	13,238	704,659	52,934
S&P ASX 200 Index	March 2019	3,740	395,694	18,514
				132,353

Forward Currency Contracts

		Contract Amount (000)
Counterparty	Contract Settlement Date		Receive		Deliver	Unrealized Appreciation (Depreciation) ($000)
Morgan Stanley Capital Services LLC	3/20/19	EUR	1,092,943	USD	1,262,043	(6,013)
Morgan Stanley Capital Services LLC	3/12/19	JPY	96,582,442	USD	859,190	30,240
Barclays Bank plc	3/20/19	GBP	599,120	USD	762,500	25,209
Morgan Stanley Capital Services LLC	3/26/19	AUD	518,008	USD	369,684	7,140
JPMorgan Chase Bank, N.A.	3/12/19	JPY	9,276,825	USD	82,577	2,854
Barclays Bank plc	3/12/19	JPY	8,500,000	USD	75,663	2,614
BNP Paribas	3/12/19	JPY	253,673	USD	2,256	80

						62,124

AUD–Australian dollar.

EUR–Euro.

GBP–British pound.

JPY–Japanese yen.

Total International Stock Index Fund

USD–U.S. dollar.

At January 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $30,228,000 and cash of $34,000,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Total International Stock Index Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks—North and South America	27,196,249	7,985,490	12,173
Common Stocks—Other	6,928,372	307,892,898	171,103
Preferred Stocks	—	—	725
Temporary Cash Investments	8,280,427	244,454	—
Futures Contracts—Assets[1]	18,474	—	—
Futures Contracts—Liabilities[1]	(1,298)	—	—
Forward Currency Contracts—Assets	—	68,137	—
Forward Currency Contracts—Liabilities	—	(6,013)	—

Total International Stock Index Fund

Total	42,422,224	316,184,966	184,001

1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $6,942,517,000 based on Level 2 inputs were transferred from Level 1 during the quarterly period.

E. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2019 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	596,648	2,050	—	—	61,918	4,097	—	660,616
Vanguard Market Liquidity Fund	9,367,163	NA1	NA1	174	(211)	19,166	—	8,280,427
Total	9,963,811			174	61,707	23,263	—	8,941,043

1	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Growth Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Shares	Market Value ($000)
	Investment Companies (100.0%)
	U.S. Stock Fund (48.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	103,721,722	6,991,881

	International Stock Fund (32.1%)
	Vanguard Total International Stock Index Fund Investor Shares	282,935,652	4,617,510

	U.S. Bond Fund (13.5%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	185,756,026	1,948,581

	International Bond Fund (5.8%)
	Vanguard Total International Bond Index Fund Investor Shares	75,951,234	831,666
	Total Investment Companies (Cost $9,344,064)		14,389,638
	Temporary Cash Investment (0.0%)
	Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.572% (Cost $335)	3,348	335
	Total Investments (100.0%) (Cost $9,344,399)		14,389,973
	Other Assets and Liabilities-Net (0.0%)		6,595
	Net Assets (100%)		14,396,568

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At January 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

LifeStrategy Growth Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2019 Market Value ($000)
Vanguard Market Liquidity Fund	2	NA1	NA1	(1)	—	8	—	335
Vanguard Total Bond Market II Index Fund	1,985,363	97,245	185,251	(4,175)	55,399	14,417	—	1,948,581
Vanguard Total International Bond Index Fund	861,351	18,621	52,182	(99)	3,975	18,621	—	831,666
Vanguard Total International Stock Index Fund	4,493,769	54,671	47,509	—	116,579	43,918	—	4,617,510
Vanguard Total Stock Market Index Fund	6,803,846	219,116	48,476	(528)	17,923	34,163	—	6,991,881
Total	14,144,331	389,653	333,418	(4,803)	193,876	111,127	—	14,389,973

1  Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Income Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Shares	Market Value ($000)
	Investment Companies (99.9%)
	U.S. Stock Fund (12.2%)
	Vanguard Total Stock Market Index Fund Investor Shares	7,489,806	504,888

	International Stock Fund (8.2%)
	Vanguard Total International Stock Index Fund Investor Shares	20,639,937	336,844

	U.S. Bond Fund (55.8%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	219,020,522	2,297,525

	International Bond Fund (23.7%)
	Vanguard Total International Bond Index Fund Investor Shares	89,158,648	976,287
	Total Investment Companies (Cost $3,768,427)		4,115,544
	Temporary Cash Investment (0.1%)
	Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.572% (Cost $2,699)	26,993	2,699
	Total Investments (100.0%) (Cost $3,771,126)		4,118,243
	Other Assets and Liabilities-Net (0.0%)		2
	Net Assets (100%)		4,118,245

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At January 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

LifeStrategy Income Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2019 Market Value ($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	(1)	—	4	—	2,699
Vanguard Total Bond Market II Index Fund	2,243,117	56,608	61,057	(46)	58,903	16,644	—	2,297,525
Vanguard Total International Bond Index Fund	967,927	21,179	17,388	32	4,537	21,179	—	976,287
Vanguard Total International Stock Index Fund	316,217	14,298	2,974	(25)	9,328	3,151	—	336,844
Vanguard Total Stock Market Index Fund	486,171	46,025	30,799	107	3,384	2,503	—	504,888
Total	4,013,432	138,110	112,218	67	76,152	43,481	—	4,118,243

1  Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Shares	Market Value ($000)
	Investment Companies (99.9%)
	U.S. Stock Fund (24.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	34,055,984	2,295,714

	International Stock Fund (16.3%)
	Vanguard Total International Stock Index Fund Investor Shares	94,186,885	1,537,130

	U.S. Bond Fund (41.6%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	374,522,539	3,928,741

	International Bond Fund (17.7%)
	Vanguard Total International Bond Index Fund Investor Shares	152,900,835	1,674,264

	Total Investment Companies (Cost $7,600,031)		9,435,849
	Temporary Cash Investment (0.1%)
	Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.572% (Cost $3,173)	31,728	3,173

	Total Investments (100.0%) (Cost $7,603,204)		9,439,022
	Other Assets and Liabilities-Net (0.0%)		3,152
	Net Assets (100%)		9,442,174

1     Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At January 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

LifeStrategy Conservative Growth Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan 31, 2019 Market Value ($000)
Vanguard Market Liquidity Fund	1	NA1	NA1	—	—	6	—	3,173
Vanguard Total Bond Market II Index Fund	3,869,718	153,864	196,268	609	100,818	28,564	—	3,928,741
Vanguard Total International Bond Index Fund	1,675,094	36,528	45,219	161	7,700	36,529	—	1,674,264
Vanguard Total International Stock Index Fund	1,464,447	48,768	17,501	(540)	41,956	14,497	—	1,537,130
Vanguard Total Stock Market Index Fund	2,241,463	170,848	125,668	(239)	9,310	11,555	—	2,295.714
Total	9,250,723	410,008	384,656	(9)	159,784	91,151	—	9,439,022

1  Not applicable–purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Shares	Market Value ($000)
	Investment Companies (99.9%)
	U.S. Stock Fund (36.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	84,157,613	5,673,065

	International Stock Fund (24.2%)
	Vanguard Total International Stock Index Fund Investor Shares	232,015,693	3,786,496

	U.S. Bond Fund (27.6%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	411,517,983	4,316,824

	International Bond Fund (11.8%)
	Vanguard Total International Bond Index Fund Investor Shares	168,103,340	1,840,731

	Total Investment Companies (Cost $11,219,421)		15,617,116
	Temporary Cash Investment (0.1%)
	Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.572% (Cost $6,496)	64,951	6,495
	Total Investments (100.0%) (Cost $11,225,917)		15,623,611
	Other Assets and Liabilities-Net (0.0%)		4,081
	Net Assets (100%)		15,627,692

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At January 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

LifeStrategy Moderate Growth Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2019 Market Value ($000)
Vanguard Market Liquidity Fund	1,270	NA1	NA1	—	(1)	12	—	6,495
Vanguard Total Bond Market II Index Fund	4,292,448	214,177	301,330	(4,150)	115,679	31,335	—	4,316,824
Vanguard Total International Bond Index Fund	1,862,512	40,417	70,893	262	8,433	40,417	—	1,840,731
Vanguard Total International Stock Index Fund	3,669,374	73,152	55,470	(251)	99,691	35,902	—	3,786,496
Vanguard Total Stock Market Index Fund	5,572,044	288,335	206,334	167	18,853	28,237	—	5,673,065
Total	15,397,648	616,081	634,027	(3,972)	242,655	135,903	—	15,623,611

1  Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 19, 2019

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.